July 31, 2001

[HIGHMARK FUNDS LOGO OMITTED]




HIGHMARK
   The smart approach to investing.

                                                                     ANNUAL
                                                                      REPORT

[GRAPHIC OMITTED]                             [HIGHMARK FUNDS LOGO OMITTED]




                                TABLE OF CONTENTS


letter to shareholders ...................................................2

message from the investment adviser ......................................3 management's discussion & analysis .......................................4 statements of net assets/schedule of investments ........................23 statement of assets & liabilities .......................................66 statements of operations ................................................68

statements of changes in net assets .....................................72 financial highlights ....................................................76

notes to financial statements ...........................................83 independent auditors' report ............................................92 shareholder voting results ..............................................93 notice to shareholders ..................................................94

fund information ........................................................96

This report and the financial statements contained herein are submitted for the general information of HighMark[R] Funds' shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Shares of HighMark Funds are not deposits or obligations of, or guaranteed by Union Bank of California, N.A., or any of its subsidiaries or affiliates. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Investments in shares of mutual funds involve risk, including the possible loss of principal. SEI Investments Distribution Co., serves as Distributor for HighMark Funds and is not affiliated with the Advisor, HighMark Capital Management, Inc. or with Union Bank of California, N.A.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

[PHOTO OF GREG KNOPF OMITTED]
GREG KNOPF

LETTER TO SHAREHOLDERS

MY FELLOW SHAREHOLDERS:
We are pleased to present your Annual Report for the twelve-month period ending July 31, 2001. Since our last report, the economy has continued to slow and the equity markets have continued to struggle. Many companies, particularly those in technology, have failed to meet earnings estimates with a resulting negative impact on their share prices. As a result, many mutual funds invested in the equity markets have also had a disappointing twelve months for their investors. Unfortunately, the HighMark Equity Funds were no exception. Although the Value Momentum Fund outperformed its respective benchmark, the remaining HighMark Equity Funds did not. Due to its relatively high weighting in technology stocks, the performance of the Growth Fund was particularly affected. On the bright side, with interest rates declining, the HighMark California Intermediate Tax-Free Bond Fund and the Bond Fund continued to perform exceptionally well and are among the leading funds in their respective Morningstar categories.

THE OUTLOOK FOR THE FUTURE
Earlier this year, the Federal Reserve Board initiated a policy of aggressively cutting interest rates and Congress enacted one of the largest tax cuts in history. We believe this combination of monetary and fiscal stimulus will provide a much needed boost to the economy which could begin to be felt later this year or early next year. As a result, we feel we are at or very near a trough in earnings, and that we will soon begin to see much more favorable earnings comparisons over earlier periods. This would bode well for the financial markets, which we believe should begin to perform more solidly in the months ahead.

HIGHMARK BOARD OF TRUSTEES APPROVES NEW SUB-ADVISERS FOR TWO HIGHMARK FUNDS
In an effort to improve overall investment performance, we at HighMark Capital Management, Inc., adviser to the HighMark Funds, have made a decision to focus on our key strengths. As a result, additional resources will be allocated to our Value Momentum, Core, and Large Cap Value teams. Fixed Income will also continue to be a key focus. Accordingly, we have proposed hiring sub-advisers to manage two of our funds. In July, the HighMark Funds Board of Trustees approved the selection of Waddell & Reed Investment Management Company to manage the Growth Fund and LSV Asset Management to manage the Small Cap Value Fund. Both managers are heavily experienced in their respective specialties, and it is our belief that their capabilities will enhance the returns of the two funds in the future. Subject to shareholder approval, the new managers are expected to take over day to day management of the funds in the beginning of October.

Although the challenging times in the market continue, we remain optimistic on the long-term outlook for the U.S. economy and for the financial markets in general. We at HighMark remain committed to you, our investors, and to finding the investment opportunities that will help enable you to prosper in the years ahead.

Sincerely,

/S/GREG KNOPF

Greg Knopf
Managing Director -- Mutual Funds
HighMark Capital Management, Inc.
August 2001

--------------------------------------------------------------------------------
2                                1.800.433.6884

[GRAPHIC OMITTED]

MESSAGE FROM
THE INVESTMENT ADVISER

                                                   [PHOTO OF LUKE MAZUR OMITTED]
                                                                      LUKE MAZUR

MY FELLOW SHAREHOLDERS:
Recent economic activity has not met the textbook definition of a recession, which is two consecutive quarters of negative growth. But economic growth could hardly be called robust. Over the past year, the U.S. Gross Domestic Product has advanced about 1%. While we still believe that growth will rebound modestly later this year, it is unsettling that the "U" shape of this economic cycle is being stretched out along the bottom of the curve.

To date, the slowdown in the economy has largely been a business sector event. Cheap and plentiful credit fueled an enormous investment boom in the 1990s, particularly for technology goods and services. While the rise in productivity was without precedent, the boom created overcapacity by the turn of the century. This bubble of surplus investment grew far out of proportion, and it will take some time to work off the excess.

Fortunately, consumer spending rather than business spending comprises two-thirds of gross domestic product. However, there are signs that the consumer is getting tired. Until recently, consumers were inclined to continue their spending habits, although at a slowing pace. A number of factors, including fear of corporate layoffs, high consumer debt and a turbulent stock market, are exerting a downward influence on spending enthusiasm.

The Federal Reserve Board continues to see little improvement resulting from the six interest rate cuts that it has made since January 2001. Yet fixed-income investors continue to expect a pickup in the economy and a return of mild inflation. That is why long-term interest rates have actually risen during 2001, causing U.S. Treasury securities to underperform high-grade corporate bonds, which benefited from the expected uptick.

In the meantime, equity markets will have to contend with continued write-downs of assets and downward revisions in earnings expectations. Leading the way on the downside is the technology sector, where business volume has declined sharply. Exports have also declined significantly, partly because of the strengthening U.S. dollar. Normally, a slowing economy and declining interest rates would push the dollar lower. However, the sluggish U.S. economy is creating greater uncertainties with trading partners around the world, causing capital flight to the dollar.

Fortunately, the dollar's persistent climb has actually enhanced the purchasing power of U.S. households and corporations. It has brightened the appeal of U.S. assets to foreign investors by building confidence that investment here would not degrade asset values. And it has partly offset upward pressure on inflation, giving the Federal Reserve Board latitude to ease monetary policy as growth has slowed.

As a result, we are optimistic that the Federal Reserve Board will continue to cut interest rates if necessary. Furthermore, the effects of the tax rebates should start filtering into the economy by the fourth quarter. In the last 50 years, monetary and fiscal policy have never been implemented this vigorously so early in a downturn. We are confident that as the excesses that built up during the latter part of the past business cycle are worked off, a return to equilibrium will help clear the outlook and provide a base from which the economy and the markets can advance.

Sincerely,

/S/ LUKE MAZUR

Luke Mazur
Chief Investment Officer
HighMark Capital Management, Inc.
August 2001

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                            3

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

GROWTH FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
PFIZER                            4.2
TYCO INTERNATIONAL                4.1
ELI LILLY                         3.7
CITIGROUP                         2.7
GENERAL ELECTRIC                  2.7
UNIVISION COMMUNICATIONS, CL A    2.7
ORACLE                            2.6
APPLIED MATERIALS                 2.5
GENETECH                          2.5
TEXAS INSTRUMENTS                 2.1


        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
HEALTHCARE                       19.8
CONSUMER DISCRETION              19.0
INFORMATION TECHNOLOGY           16.2
FINANCIALS                       13.5
SEMICONDUCTORS                   11.7

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Growth Fund produced a total return of return -45.71% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Growth Index returned -29.47%. The Morningstar Large Growth Category, a measure of the Fund's peer group, returned -30.83%.

FACTORS AFFECTING PERFORMANCE
The Fund's poor performance relative to its benchmark and peer group was due to its overweight in technology stocks, an extremely difficult area as the U.S. economy abruptly downshifted.

Technology stocks soared in the late 1990s as companies boosted spending to prepare for Y2K and to compete against the dot-com companies. The stocks had high prices, but there was also a high underlying level of demand. Once Y2K passed and the Internet mania ended, the companies supplying the dot-coms saw demand diminish, while competing bricks-and-mortar companies could relax their spending programs as well. As a result, many technology companies have found sales and earnings growth hard to come by, and stock prices have fallen dramatically.

In contrast, growth companies that have done well during the period tended to exhibit moderate but steady earnings advances. Examples include Comcast, a cable television provider, Southwest Airlines, a consistently profitable airline, and Costco Wholesale, a discount retailer.

CURRENT STRATEGY & OUTLOOK
We believe that technology company profits have bottomed and will begin to look better compared to prior year results. At the present time, we continue to maintain a higher than average weighting in technology, which we believe will benefit the Fund in the future.

We have also taken another step to enhance the Fund's performance. In July, the HighMark Funds Board of Trustees approved the selection of Waddell & Reed Investment Management as sub-advisor to manage the Growth Fund. Waddell & Reed has a long history of success as a growth manager, and we believe their experience will contribute to enhancing the performance of the Fund. Subject to shareholder approval, Waddell & Reed is expected to take over the Fund's management on or about October 1, 2001.

--------------------------------------------------------------------------------
4                                1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK GROWTH FUND
INVESTMENT OBJECTIVE

THE HIGHMARK GROWTH FUND SEEKS LONG-TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES. THE PRODUCTION OF CURRENT INCOME IS AN INCIDENTAL OBJECTIVE.

                                              [PHOTO OF CRAIG BRAEMER OMITTED]
                                              TEAM LEADER
                                              CRAIG BRAEMER
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK GROWTH FUND VERSUS THE S&P 500/BARRA GROWTH INDEX, THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE GROWTH CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                                  HIGHMARK GROWTH FUND                        S&P 500/BARRA      S&P 500       MORINGSTAR LARGE
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  CLASS C SHARES+  GROWTH INDEX++  COMPOSITE INDEX  GROWTH CATEGORY
11/30/93      10,000            9,450           10,000           10,000           10,000          10,000           10,000
    7/94       9,650            9,129            9,650            9,650            9,933          10,100            9,809
    7/95      12,085           11,420           12,085           12,085           12,985          12,733           12,598
    7/96      13,622           12,891           13,622           13,622           15,277          14,841           13,784
    7/97      20,234           19,142           20,234           20,234           23,908          22,574           19,825
    7/98      24,805           23,403           24,698           24,805           29,864          26,926           23,344
    7/99      29,082           27,363           28,714           29,082           37,094          32,374           28,954
    7/00      32,319           30,337           31,637           32,144           43,388          35,278           37,047
    7/01      17,546           16,434           17,011           17,303           30,602          30,222           25,625

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN       DATE
--------------------------------------------------------------------------------
  Fiduciary Shares                  -45.71%     -10.90%       5.19%      7.81%
--------------------------------------------------------------------------------
  Class A Shares                    -45.83%     -11.12%       4.97%      8.69%
--------------------------------------------------------------------------------
  Class A Shares with load*         -48.82%     -12.79%       3.80%      7.82%
--------------------------------------------------------------------------------
  Class B Shares                    -46.23%     -11.69%       4.54%+    -6.65%
--------------------------------------------------------------------------------
  Class B Shares with load**        -48.53%     -12.33%       4.32%+    -7.23%
--------------------------------------------------------------------------------
  Class C Shares                    -46.17%     -11.31%+      4.90%+   -29.83%
--------------------------------------------------------------------------------
  Class C Shares with load***       -46.63%     -11.31%+      4.90%+   -29.83%
--------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on November 18, 1993 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 ++ The Highmark Growth Fund previously used the S&P 500 Composite Index as its broad-based index. Going forward, the Fund will use the S&P 500/BARRA Growth Index as its broad-based index because it is better suited to the Fund's strategy.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                            5

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

VALUE MOMENTUM FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
CITIGROUP                         3.2
GENERAL ELECTRIC                  2.9
AMGEN                             2.9
TARGET                            2.8
VERIZON COMMUNICATIONS            2.6
EL PASO                           2.5
BAXTER INTERNATIONAL              2.5
EXXON MOBIL                       2.5
INTERNATIONAL BUSINESS MACHINES   2.3
MORGAN STANLEY DEAN WITTER        2.2

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
INDUSTRIALS                      17.8
FINANCIALS                       14.1
HEALTH CARE                      11.1
CONSUMER DISCRETION               9.3
INFORMATION TECHNOLOGY            7.5

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Value Momentum Fund returned -0.55% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -14.33% while the Morningstar Large Value Category returned 6.90% during the fiscal year.

FACTORS AFFECTING PERFORMANCE
The primary reason that the Fund outperformed its benchmark was its significant underweight in large cap technology and telecommunications stocks, which deflated the S&P 500 Composite Index. In addition, the Fund's holdings in basic materials, financial services, transportation and utilities performed well. Many of these areas responded to the actions of the U.S. Federal Reserve Board to reduce interest rates, giving investors hope that the economy would soon improve. Although the economy did not show clear signs of improvement at July 31, 2001, additional stimulus such as the tax refund program, as well as a surprising drop in energy prices, helped support these stocks.

The Fund did not abandon the technology and telecommunications area entirely. Many of these stocks became interesting value investments after dropping significantly in price. Unfortunately, the stocks continued to decline, as business conditions deteriorated. The Fund's performance relative to its peer group was hurt by its holdings in certain technology and telecommunications companies that reported very disappointing earnings, and in a few cases, improper accounting practices.

CURRENT STRATEGY AND OUTLOOK
Because of mixed economic signals, the stock market continues to trade aimlessly. Short-term interest rates have declined sharply, but corporate profits have not rebounded. Given this environment, investors have a greater appreciation for reliable companies that display steady earnings growth. The Value Momentum Fund continues to build positions in such companies. Another strategy is to seek those companies in areas such as infrastructure - roads, pipelines, sewer systems - that have not received much investment over the past decade.

--------------------------------------------------------------------------------
6                                1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK VALUE MOMENTUM FUND
INVESTMENT OBJECTIVE

THE HIGHMARK VALUE MOMENTUM FUND SEEKS LONG-TERM CAPITAL GROWTH WITH A SECONDARY OBJECTIVE OF INCOME.

                                              [PHOTO OF RICHARD EARNEST OMITTED]
                                              TEAM LEADER
                                              RICHARD EARNEST
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK VALUE MOMENTUM FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                            HIGHMARK VALUE MOMENTUM FUND                         S&P 500      MORINGSTAR LARGE
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  CLASS C SHARES+  COMPOSITE INDEX  VALUE CATEGORY
7/31/91       10,000            9,450           10,000           10,000           10,000          10,000
   7/92       11,158           10,545           11,158           11,158           11,282          11,345
   7/93       12,545           11,856           12,545           12,545           12,265          12,714
   7/94       13,081           12,363           13,081           13,081           12,894          13,400
   7/95       16,404           15,504           16,404           16,404           16,255          16,093
   7/96       19,162           18,075           19,162           19,162           18,946          18,375
   7/97       28,264           26,595           28,264           28,264           28,818          26,392
   7/98       30,870           28,978           30,731           30,870           34,374          29,076
   7/99       34,908           32,684           34,385           34,908           41,328          32,679
   7/00       36,468           34,067           35,589           36,252           45,035          31,979
   7/01       36,267           33,794           35,062           35,719           38,582          34,186

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR     10 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN      RETURN       DATE
---------------------------------------------------------------------------------------------
  Fiduciary Shares                   -0.55%       5.52%      13.61%     13.75%      14.37%
---------------------------------------------------------------------------------------------
  Class A Shares                     -0.80%       5.26%      13.33%     13.59%+     13.97%
---------------------------------------------------------------------------------------------
  Class A Shares with load*          -6.24%       3.29%      12.06%     12.95%+     13.28%
---------------------------------------------------------------------------------------------
  Class B Shares                     -1.48%       4.49%      12.84%+    13.37%+      4.43%
---------------------------------------------------------------------------------------------
  Class B Shares with load**         -6.11%       3.59%      12.60%+    13.37%+      3.65%
---------------------------------------------------------------------------------------------
  Class C Shares                     -1.47%       4.98%+     13.26%+    13.58%+      1.11%
---------------------------------------------------------------------------------------------
  Class C Shares with load***        -2.40%       4.98%+     13.26%+    13.58%+      1.11%
---------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class A Shares on April 12, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1, 1991 (commencement of operations of Fiduciary Shares) and April 2, 1992, (commencement of operations of Class A Shares) to April 25, 1997 reflects the performance of the Stepstone Value Momentum Fund.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                            7

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

LARGE CAP VALUE FUND
(FORMERLY, INCOME EQUITY FUND)

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
EXXON MOBIL                       3.9
CITIGROUP                         3.8
ISHARES S&P 500/BARRA
    VALUE INDEX FUND              3.7
VERIZON COMMUNICATIONS            2.9
BANK OF AMERICA                   2.3
AT&T                              2.2
FANNIE MAE                        2.1
ROYAL DUTCH PETROLEUM, ADR        2.0
AOL TIME WARNER                   2.0
CHEVRON                           1.9

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
CONSUMER DISCRETION              15.2
BANKS                            14.2
FINANCIALS                       14.1
ENERGY                           12.6
TELECOMMUNICATION                 8.6

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Large Cap Value Fund returned -2.90% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500/BARRA Value Index returned 3.98% while the Morningstar Large Value Category returned 6.90% during the fiscal year.

FACTORS AFFECTING PERFORMANCE
While growth and technology shares slumped markedly in a declining stock market, value held its own. The Fund benefited from owning less than 5% in technology stocks through the end of December 2000.

The Fund's best performing area was financial services, the largest part of the portfolio. Banks and insurance companies benefited from lower interest rates - banks, because their cost of funds declined; and insurance companies, because they hold large bond portfolios that performed well in a declining rate environment.

Another strong area was defense, where companies such as Boeing and United Technologies benefited from an increased commitment to defense spending in the federal budget. In health care, hospital management companies performed well, as federal government reimbursements to these facilities improved. In addition, the basic materials, energy, retailing and utility areas were generally positive contributors.

In addition, the Fund benefited from its patience in holding certain out-of-favor stocks, such as Philip Morris and Procter & Gamble, that ultimately recovered and were eventually sold.

The Fund was adversely affected by its decision to buy certain technology and telecommunications stocks after they had declined sharply in value. We anticipated that the Federal Reserve Board's aggressive actions to lower interest rates would ignite these shares. Unfortunately, this was not a successful strategy.

CURRENT STRATEGY AND OUTLOOK
Because of their steep price declines, many technology and telecommunications stocks are excellent candidates for a value portfolio. Despite their plunging share prices, companies such as Compaq, Hewlett-Packard, JDS Uniphase and Nortel Networks are still first-class companies that will benefit when capital spending recovers. Of course, the timing of this recovery is unknown and we believe it is prudent to keep the Fund's allocation of these shares to a modest percentage. In keeping with the value strategy, we believe the best time to buy these stocks will be when they are out of favor on Wall Street.

--------------------------------------------------------------------------------
8                                1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK LARGE CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK LARGE CAP VALUE FUND SEEKS TOTAL RETURN ON INVESTMENT, WITH DIVIDEND INCOME AS AN IMPORTANT COMPONENT OF THAT RETURN.
A SECONDARY GOAL IS TO MAINTAIN A LOW LEVEL OF PRICE VOLATILITY.

                                             [PHOTO OF MICHAEL MCBURNEY OMITTED]
                                             TEAM LEADER
                                             MICHAEL MCBURNEY
                                             HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK LARGE CAP VALUE FUND VERSUS THE S&P 500/BARRA VALUE INDEX, THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE VALUE CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                             HIGHMARK LARGE CAP VALUE FUND                    S&P 500/BARRA       S&P 500      MORNINGSTAR LARGE
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  CLASS C SHARES+  VALUE INDEX++   COMPOSITE INDEX   VALUE CATEGORY
7/31/91       10,000            9,450           10,000           10,000           10,000          10,000           10,000
   7/92       11,603           10,965           11,603           11,603           11,326          11,282           11,345
   7/93       12,734           12,034           12,734           12,734           13,113          12,265           12,714
   7/94       13,273           12,543           13,273           13,273           13,806          12,894           13,400
   7/95       15,564           14,740           15,564           15,564           16,759          16,255           16,093
   7/96       18,406           17,425           18,406           18,406           19,365          18,946           18,375
   7/97       25,792           24,389           25,792           25,792           28,580          28,818           26,392
   7/98       28,575           26,950           28,451           28,575           32,390          34,374           29,076
   7/99       32,641           30,707           32,221           32,641           37,397          41,328           32,679
   7/00       29,485           27,679           28,838           29,335           37,345          45,035           31,979
   7/01       28,630           26,788           27,730           28,202           38,831          38,582           34,186

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR     10 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN      RETURN       DATE
---------------------------------------------------------------------------------------------
  Fiduciary Shares                   -2.90%       0.07%       9.24%     11.09%      13.00%
---------------------------------------------------------------------------------------------
  Class A Shares                     -3.22%      -0.20%       8.98%     10.98%+     11.42%
---------------------------------------------------------------------------------------------
  Class A Shares with load*          -8.54%      -2.06%       7.76%     10.36%+     10.53%
---------------------------------------------------------------------------------------------
  Class B Shares                     -3.84%      -0.85%       8.54%+    10.74%+      1.06%
---------------------------------------------------------------------------------------------
  Class B Shares with load**         -8.30%      -1.48%       8.32%+    10.74%+      0.51%
---------------------------------------------------------------------------------------------
  Class C Shares                     -3.86%      -0.44%+      8.91%+    10.92%+     -4.76%
---------------------------------------------------------------------------------------------
  Class C Shares with load***        -4.75%      -0.44%+      8.91%+    10.92%+     -4.76%
---------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 9, 1984 with the performance of Class A Shares on June 20, 1994, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 ++ The Highmark Large Cap Value Fund previously used the S&P 500 Composite
    Index as its broad-based index. Going forward, the Fund will use the S&P 500/BARRA Value Index as its broad-based index because it is better suited to the Fund's strategy.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                            9

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

CORE EQUITY FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
GENERAL ELECTRIC                  4.1
MICROSOFT                         3.4
PFIZER                            2.6
CITIGROUP                         2.2
INTERNATIONAL BUSINESS MACHINES   2.1
VERIZON COMMUNICATIONS            1.9
BANK OF NEW YORK                  1.9
WAL-MART STORES                   1.9
EXXON MOBIL                       1.7
AOL TIME WARNER                   1.7

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
INFORMATION TECHNOLOGY           14.9
CONSUMER DISCRETION              13.9
HEALTH CARE                      11.9
INDUSTRIALS                      10.2
FINANCIALS                       10.1

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Core Equity Fund produced a return of -14.91% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -14.33% while the Morningstar Large Blend Category returned -15.10% during the period.

FACTORS AFFECTING PERFORMANCE
The HighMark Core Equity Fund's mandate is to outperform the S&P 500 Composite Index while maintaining a similar risk profile. One method used to approximate a similar risk level is to limit sector and industry weights to 90%-to-110% of the market. An additional area of risk control is the Fund's beta (or relative stock market variability), which is maintained within +/- 10% of the market.

The Fund's stock selection is driven by our quantitative and fundamental research processes, and focuses on three categories. The first is represented by core positions, including the largest 50-80 companies within the S&P 500 Composite Index. The second category is represented by 25-40 stocks purchased to shore up industry/sector weightings relative to the benchmark. The third category represents 10-20 stocks purchased solely on appreciation potential.

In the first category, many of the largest companies were technology stocks, such as Intel and Applied Materials, which performed very poorly during the period. The decline in technology shares was severe enough to more than offset positive performance in other areas. In the second category, stocks such as Federated Department Stores, Target, and Carnival benefited performance. In the third category, stocks such as Fortune Brands (consumer-products conglomerate) and Ultramar Diamond Shamrock (oil & gas refining) appreciated nicely. Fortune Brands benefited from a new beverage alliance, while Ultramar was helped by higher energy prices.

CURRENT STRATEGY AND OUTLOOK
Historically, when the Federal Reserve Board reduces interest rates to stimulate the economy, the result is a weaker dollar. Surprisingly, over the last year the opposite has occurred, which has negatively impacted earnings at many U.S. corporations. Assuming the dollar reverts to its historical behavior, two sectors where selected stocks could benefit are consumer-branded companies and technology stocks.

--------------------------------------------------------------------------------
10                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK CORE EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CORE EQUITY FUND SEEKS LONG-TERM CAPITAL APPRECIATION.

                                              [PHOTO OF CARL COLOMBO OMITTED]
                                              TEAM LEADER
                                              CARL COLOMBO
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CORE EQUITY FUND VERSUS THE S&P 500 COMPOSITE INDEX AND THE MORNINGSTAR LARGE BLEND CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS

                      HIGHMARK CORE EQUITY FUND                  S&P 500      MORNINGSTAR LARGE
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  COMPOSITE INDEX   BLEND CATEGORY
5/31/00       10,000            9,450           10,000           10,000           10,000
   7/00        9,768            9,231            9,758           10,086           10,149
   7/01        8,312            7,829            7,819            8,641            8,616

                                                           ANNUALIZED
                                    ONE YEAR              INCEPTION TO
                                     RETURN                   DATE
----------------------------------------------------------------------
  Fiduciary Shares                  -14.91%                 -14.65%
----------------------------------------------------------------------
  Class A Shares                    -15.19%                 -15.01%
----------------------------------------------------------------------
  Class A Shares with load*         -19.87%                 -19.37%
----------------------------------------------------------------------
  Class B Shares                    -15.66%                 -15.53%
----------------------------------------------------------------------
  Class B Shares with load**        -19.88%                 -18.65%
----------------------------------------------------------------------

 + The performance presented links the performance of Fiduciary Shares from its inception on May 31, 2000 with the performance of Class A or Class B Shares on June 30, 2000. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A or Class B Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 *  Reflects 5.50% sales charge.
**  Reflects maximum CDSC of 5.00%
    Past performance is not predictive of future results.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           11

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

BALANCED FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
GENERAL ELECTRIC                  2.6
MICROSOFT                         2.1
PFIZER                            1.6
CITIGROUP                         1.5
U.S. TREASURY BOND,
   7.250%, 05/15/16               1.4
INTERNATIONAL BUSINESS MACHINES   1.3
VERIZON COMMUNICATIONS            1.3
WAL-MART STORES                   1.2
AOL TIME WARNER                   1.2
EXXON MOBIL                       1.2

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
INFORMATION TECHNOLOGY            9.8
CONSUMER DISCRETION               9.4
HEALTH CARE                       8.1
INDUSTRIALS                       6.6
FINANCIALS                        6.4

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Balanced Fund produced a return of -5.85% (Fiduciary Shares). In comparison, the unmanaged Standard & Poor's 500 Composite Index returned -14.33% and the unmanaged Lehman Brothers U.S. Aggregate Bond Index rose 12.69% while the Morningstar Balanced Objective returned -1.97%

FACTORS AFFECTING PERFORMANCE
The fixed-income portion of the Balanced Fund outperformed due to its significant corporate bond holdings. Overall, the strongest corporate bond category was in the lower-quality investment grade area, such as BBB-rated bonds, as investors anticipated a rebound in the economy brought about by the U.S Federal Reserve Board. Long-term Treasury securities were among the weakest performing bonds, as talk of a dwindling budget surplus suggested that the government would have to boost supply in the future. Mortgage-backed securities performed modestly well during the period, as their high yields and frequent cash flows compensated investors for prepayment risk.

The equity portion of the fund was adversely impacted by its technology holdings, which performed very poorly during the period. A strong dollar also negatively impacted the portfolio, which holds a number of multinational companies. In many cases, a significant portion of the profits of these companies is earned in foreign countries, which often have weak currencies compared to the dollar. On the other hand, some large-cap stocks in such areas as energy and pharmaceuticals performed very well. The Fund's holdings in Costco Wholesale, Fortune Brands, Target and Ultramar Diamond Shamrock also benefited performance.

CURRENT STRATEGY & OUTLOOK
Although consumer spending has remained strong, the manufacturing sector has been very weak, with capacity utilization at just 77%, the lowest since 1983. As a result, we believe that the Federal Reserve Board will continue to lower interest rates in an effort to stimulate the economy. Our fixed-income strategy will continue to focus on high quality bonds, particularly those offering yield and stability. On the equity side, certain areas of the market currently look attractive, including technology and consumer-branded companies. However, these areas will only recover along with growth in the U.S. economy.

--------------------------------------------------------------------------------
12                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK BALANCED FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BALANCED FUND SEEKS CAPITAL APPRECIATION AND INCOME,
WITH A SECONDARY INVESTMENT OBJECTIVE OF CONSERVATION OF CAPITAL.

                                              [PHOTO OF CARL COLOMBO OMITTED]
                                              TEAM LEADER
                                              CARL COLOMBO
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BALANCED FUND VERSUS THE S&P 500 COMPOSITE INDEX, THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR BALANCED OBJECTIVE.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                                                                                              LEHMAN BROTHERS  MORNINGSTAR
                              HIGHMARK BALANCED FUND                              S&P 500     U.S. AGGREGATE    BALANCED
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  CLASS C SHARES+  COMPOSITE INDEX   BOND INDEX      OBJECTIVE
7/31/91       10,000            9,450           10,000           10,000           10,000          10,000         10,000
   7/92       11,117           10,506           11,117           11,117           11,282          11,478         11,371
   7/93       12,275           11,590           12,275           12,275           12,265          12,646         12,602
   7/94       12,634           11,929           12,634           12,634           12,894          12,658         12,872
   7/95       15,047           14,208           15,047           15,047           16,255          13,938         14,937
   7/96       16,693           15,731           16,693           16,693           18,946          14,708         16,390
   7/97       21,779           20,463           21,779           21,779           28,818          16,294         21,189
   7/98       23,371           21,920           23,302           23,371           34,374          17,575         23,270
   7/99       25,699           24,033           25,378           25,699           41,328          18,010         25,499
   7/00       26,285           24,521           25,715           26,131           45,035          19,084         27,060
   7/01       24,748           23,013           23,995           24,375           38,582          21,506         26,527

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR     10 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN      RETURN       DATE
---------------------------------------------------------------------------------------------
  Fiduciary Shares                   -5.85%       1.93%       8.20%     9.49%       9.86%
---------------------------------------------------------------------------------------------
  Class A Shares                     -6.15%       1.64%       7.91%     9.31%+      9.21%
---------------------------------------------------------------------------------------------
  Class A Shares with load*         -11.34%      -0.25%       6.69%     8.69%+      8.50%
---------------------------------------------------------------------------------------------
  Class B Shares                     -6.69%       0.98%       7.53%+    9.15%+      1.45%
---------------------------------------------------------------------------------------------
  Class B Shares with load**        -11.15%       0.16%       7.23%+    9.15%+      0.74%
---------------------------------------------------------------------------------------------
  Class C Shares                     -6.72%       1.41%+      7.87%+    9.32%+     -3.35%
---------------------------------------------------------------------------------------------
  Class C Shares with load***        -7.61%       1.41%+      7.87%+    9.32%+     -3.35%
---------------------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1991 with the performance of Class A Shares on November 13, 1992, Class B Shares on February 2, 1998 or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1,1991 (commencement of operations of Fiduciary Shares) to November 13, 1992 (commencement of Class A Shars) to April 25, 1997 reflects the performance of the Stepstone Balanced Fund.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           13

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

SMALL CAP VALUE FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
ISHARES RUSSELL 2000
   VALUE INDEX FUND               4.6
ISHARES S&P SMALLCAP
   600 INDEX FUND                 3.2
MOOG, CL A                        3.0
VISTEON                           3.0
LA QUINTA PROPERTIES              2.5
SCOTTISH ANNUITY &
   LIFE HOLDINGS                  2.3
ALLETE                            2.3
SOLA INTERNATIONAL                2.2
OCEAN ENERGY                      2.1
BIG LOTS                          2.1

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
FINANCIALS                       16.9
CONSUMER DISCRETION              15.2
INDUSTRIALS                       9.1
INFORMATION TECHNOLOGY            8.9
UTILITIES                         7.1

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.

PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Small Cap Value Fund returned -2.80% (Fiduciary Shares). In comparison, the unmanaged Frank Russell 2000 Value Index returned 23.75% while the Morningstar Small Value Category returned 23.92%.

FACTORS AFFECTING PERFORMANCE
The Fund's poor performance relative to its benchmark and peer group was due to its significant exposure to the international small cap sector, which was eliminated in March. Partly due to their lack of liquidity, international small-cap stocks have underperformed the U.S. market during the past twelve months. In addition, the Fund was underweighted in financial sector stocks, which performed well during the same period. More recently, the Fund had a larger weight in energy stocks, which dropped in value during the summer of 2001 due to decreasing oil prices, increasing natural gas inventories and an overall cool summer in which energy needs were not as large as had been predicted.

However, the Fund had certain stocks that performed well, including Craftmade International and Medical Action Industries. Craftmade International is a designer and distributor of ceiling fans and outdoor lighting equipment. The company has developed a patented display system that has been installed in several home improvement stores. Medical Action Industries is a medical supply company with products including medical sponges and operating room towels that has successfully grown through acquisitions.

CURRENT STRATEGY & OUTLOOK
The Fund is making a greater commitment to matching the benchmark in terms of industry and sector allocation. For example, the portfolio has increased its allocation of financial sector stocks, such as regional banks, that are benefiting from the steep drop in short-term interest rates.

We have also taken another step to enhance the Fund's performance. In July, the HighMark Funds Board of Trustees approved the selection of LSV Asset Management as sub-adviser to manage the Small Cap Value Fund. LSV Asset Management has a long history of success as a small cap value manager, and we believe their experience will contribute to enhancing the performance of the Fund. Subject to shareholder approval, LSV Asset Management is expected to take over the Fund's management on or about October 1, 2001.

--------------------------------------------------------------------------------
14                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK SMALL CAP VALUE FUND
INVESTMENT OBJECTIVE

THE HIGHMARK SMALL CAP VALUE FUND SEEKS TO PROVIDE LONG TERM CAPITAL APPRECIATION THROUGH INVESTMENTS IN EQUITY SECURITIES.

                                               [PHOTO OF BRIAN BERBERET OMITTED]
                                               TEAM LEADER
                                               BRIAN BERBERET
                                               HIGHMARK CAPITAL MANAGEMENT, INC.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK SMALL CAP VALUE FUND VERSUS THE S&P SMALL CAP 600/BARRA VALUE INDEX, THE FRANK RUSSELL 2000 VALUE INDEX AND THE MORNINGSTAR SMALL VALUE CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS]

                                                                              S&P SMALL CAP  FRANK RUSSELL  MORNINGSTAR
                            HIGHMARK SMALL CAP VALUE FUND                       600/BARRA      2000 VALUE    SMALL VALUE
         FIDUCIARY SHARES  CLASS A SHARES   CLASS B SHARES   CLASS C SHARES+   VALUE INDEX       INDEX++      CATEGORY
9/30/98       10,000            9,450           10,000           10,000           10,000         10,000        10,000
   7/99       12,479           11,778           12,398           12,479           12,076         11,208        11,868
   7/00       14,529           13,670           14,336           14,488           12,451         11,752        12,579
   7/01       14,122           13,246           13,504           13,950           15,604         14,543        15,588


                                                          ANNUALIZED
                                    ONE YEAR             INCEPTION TO
                                     RETURN                  DATE
---------------------------------------------------------------------
  Fiduciary Shares                   -2.80%                 13.02%
---------------------------------------------------------------------
  Class A Shares                     -3.10%                 12.67%
---------------------------------------------------------------------
  Class A Shares with load*          -8.45%                 10.48%
---------------------------------------------------------------------
  Class B Shares                     -3.71%                 12.08%
---------------------------------------------------------------------
  Class B Shares with load**         -8.03%                 11.23%
---------------------------------------------------------------------
  Class C Shares                     -3.71%                  6.66%
---------------------------------------------------------------------
  Class C Shares with load***        -4.58%                  6.66%
---------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception September 17, 1998 with the performance of Class C Shares on November 30, 1999. Fiduciary Shares performance has been adjusted for the maximum sales charge applicable to Class C Shares but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With these adjustments, performance would be lower than that shown.
 ++ The Highmark Small Cap Value Fund previously used the S&P Small Cap
    600/BARRA Value Index as its broad-based index. Going forward, the Fund will use the Frank Russell 2000 Value Index as its broad-based index because it is better suited to the Fund's strategy.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results.


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           15

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

INTERNATIONAL EQUITY
FUND

        TOP TEN HOLDINGS*
COMPANY                          % OF
                               PORTFOLIO
GLAXOSMITHKLINE                   2.6
ING GROEP                         2.6
ENI-ENTE NAZIONALE IDROCARBURI    2.5
AVENTIS                           2.3
TAKEDA CHEMICAL INDUSTRIES        2.2
CANON                             2.0
NESTLE                            2.0
BG GROUP                          1.9
NOKIA OYJ                         1.7
NTT DOCOMO                        1.6

              TOP
        FIVE COUNTRIES
COUNTRY                          % OF
                               PORTFOLIO
UNITED KINGDOM                   33.3
JAPAN                            24.8
FRANCE                           19.6
NETHERLANDS                      12.1
GERMANY                           7.0

*EXCLUDES SHORT-TERM FIXED INCOME SECURITIES.


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark International Equity Fund produced a total return of -26.17.% (Fiduciary Shares). In comparison, the unmanaged Morgan Stanley Capital International EAFE Index, a benchmark made up of companies in 20 nations, reflected a return of -21.88% while the Morningstar Foreign Stock Category returned -24.10% during the period.

FACTORS AFFECTING PERFORMANCE
Although the Fund does not invest in U.S. equities, the weakness in the U.S. economy, particularly in technology, has had a ripple effect throughout the world. Japan's stock market has remained highly correlated to the NASDAQ, performing very well through March 2000, but slumping thereafter. During the period, investors expressed some optimism in the new Prime Minister, Junichiro Koizumi, whose proposed reform package addressed the country's problematic banking sector. Europe's business climate is also very dependent upon the U.S. economy, although the Continent's equity markets were also adversely impacted by the European Central Bank's (ECB) relatively modest activity. Unlike the U.S. Federal Reserve Board, which cut interest rates six times during the first half of 2001, the ECB lowered rates just once, citing inflation concerns.

In March 2001, the Fund's management was divided into two portfolios, one managed by AXA Asset Investment Managers GS Ltd (AXA) and the other managed by Deutsche Asset Management Investment Services Ltd (Deutsche). AXA employs a mixture of top-down country and sector allocation along with bottom-up stock selection while Deutsche employs a bottom-up strategy of investing in high quality growth companies that are attractively priced. Both portfolios were adversely affected by the downdraft in technology, although both had some success in such defensive areas as food, retail, insurance, utilities and health & personal care.

CURRENT STRATEGY & OUTLOOK
As the global economy slowly recovers, we believe the markets will stabilize in the second half of 2001. Earnings estimates are currently at more realistic levels, although stock prices are still richly valued when viewed in a historical context. A combination of tax cuts, lower interest rates and easing energy prices should support a better investment environment in the coming months.

--------------------------------------------------------------------------------
16                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK INTERNATIONAL EQUITY FUND
INVESTMENT OBJECTIVE

THE HIGHMARK INTERNATIONAL EQUITY FUND SEEKS
TO PROVIDE LONG-TERM CAPITAL APPRECIATION
BY INVESTING PRIMARILY IN A DIVERSIFIED PORTFOLIO
OF EQUITY SECURITIES OF NON-U.S. ISSUERS.

         [PHOTO OF ALEX TEDDER OMITTED    [PHOTO OF PHIL MCCUBBINS OMITTED]
         TEAM LEADER                      TEAM LEADER
         ALEX TEDDER                      PHIL MCCUBBINS
         DEUTSCHE ASSET MANAGEMENT        AXA INVESTMENT MANAGERS GS LTD.
         INVESTMENT SERVICES, LTD.

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERNATIONAL EQUITY FUND VERSUS THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX AND THE MORNINGSTAR FOREIGN STOCK CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                                                                                 MORGAN STANLEY      MORNINGSTAR
                           HIGHMARK INTERNATIONAL EQUITY FUND                 CAPITAL INTERNATIONAL FOREIGN STOCK
         FIDUCIARY SHARES  CLASS A SHARES+  CLASS B SHARES+  CLASS C SHARES+       EAFE INDEX         CATEGORY
2/28/95       10,000            9,450           10,000           10,000              10,000            10,000
   7/95       11,143           10,530           11,143           11,143              11,368            11,346
   7/96       11,650           11,009           11,650           11,650              11,770            12,046
   7/97       12,585           11,893           12,585           12,585              13,902            14,980
   7/98       12,482           11,795           12,482           12,482              14,663            16,089
   7/99       13,218           12,491           13,218           13,218              16,085            17,268
   7/00       14,700           13,858           14,615           14,614              17,534            20,637
   7/01       10,853           10,190           10,699           10,698              13,698            15,663

                                             ANNUALIZED  ANNUALIZED  ANNUALIZED
                                   ONE YEAR    3 YEAR      5 YEAR   INCEPTION TO
                                    RETURN     RETURN      RETURN       DATE
--------------------------------------------------------------------------------
  Fiduciary Shares                  -26.17%     -4.55%       -1.40%       1.11%
--------------------------------------------------------------------------------
  Class A Shares                    -26.47%     -4.76%+      -1.53%+    -17.27%
--------------------------------------------------------------------------------
  Class A Shares with load*         -30.52%     -6.54%+      -2.65%+    -20.03%
--------------------------------------------------------------------------------
  Class B Shares                    -26.80%     -5.01%+      -1.69%+    -17.66%
--------------------------------------------------------------------------------
  Class B Shares with load**        -30.20%     -5.89%+      -2.02%+    -19.49%
--------------------------------------------------------------------------------
  Class C Shares                    -26.80%     -5.02%+      -1.69%+    -17.67%
--------------------------------------------------------------------------------
  Class C Shares with load***       -27.48%     -5.02%+      -1.69%+    -17.67%
--------------------------------------------------------------------------------

  + The performance presented links the performance of Fiduciary Shares from its inception on February 1, 1995 with the performance of Class A Shares, Class B Shares or Class C Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A, Class B or Class C Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
  * Reflects 5.50% sales charge.
 ** Reflects maximum CDSC of 5.00%.
*** Reflects maximum CDSC of 1.00%.
    Past performance is not predictive of future results. Performance presented from February 1, 1995 (commencement of operations of Fiduciary Shares) to April 25, 1997 reflects the performance of the Stepstone International Equity Fund.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           17

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

CALIFORNIA
INTERMEDIATE
TAX-FREE BOND FUND

        TOP TEN HOLDINGS
HOLDING                          % OF
                               PORTFOLIO
LOS ANGELES COUNTY,
  PUBLIC WORKS FINANCING
  AUTHORITY, REGIONAL PARK &
  OPEN SPACE DISTRICT, SER A
  5.500%, 10/01/08                1.9
LOS ANGELES,
  DEPARTMENT OF AIRPORTS,
  SER B
  6.500%, 05/15/04                1.9
ORANGE COUNTY,
  LOCAL TRANSPORTATION
  AUTHORITY, MEASURE M,
  SECOND SENIOR, SER A
  5.500%, 02/15/08                1.9
SAN DIEGO COUNTY,
  REGIONAL TRANSPORTATION
  COMMISSION, SECOND SENIOR,
  SER A
  6.000%, 04/01/06                1.7
SAN DIEGO, PUBLIC FACILITIES
  FINANCING AUTHORITY
  6.000%, 05/15/06                1.6
SAN FRANCISCO, BAY AREA
  RAPID TRANSIT
  5.500%, 07/01/05                1.6
SAN DIEGO COUNTY,
  WATER AUTHORITY, SER A
  5.000%, 05/01/04                1.4
CONTRA COSTA, WATER DISTRICT
  AUTHORITY, SER G
  5.700%, 10/01/06                1.4
ORANGE COUNTY,
  LOCAL TRANSPORTATION AUTHORITY,
  MEASURE M, SECOND SENIOR
  6.000%, 02/15/07                1.4
CONTRA COSTA,
  TRANSPORTATION AUTHORITY,
  SALES TAX, SER A
  6.000%, 03/01/06                1.3

        TOP FIVE SECTORS
SECTOR                           % OF
                               PORTFOLIO
REVENUE BONDS                    51.5
GOVERNMENT OBLIGATIONS           19.2
PARTICIPATION NOTES              18.0
TAX ALLOCATION NOTES              7.2
PREREFUNDED                       1.6


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark California Intermediate Tax-Free Bond Fund returned 7.92% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers 7-Year Municipal Bond Index returned 9.19% while the Morningstar Municipal California Intermediate Category returned 7.94%.

FACTORS AFFECTING PERFORMANCE
The Fund benefited from a number of factors, including a focus on bonds with maturities in the 5-7 year area that outperformed other securities, the reduced exposure to California general obligation bonds that were adversely impacted by the state's energy crisis, and a predominance of non-callable bonds in a declining interest rate environment.

As a whole, California municipal bonds did not perform as well as other states due to the energy shortage and subsequent default by major utility companies. Due to the slowing economy and the energy crisis, California's credit rating dropped from Aa2 to Aa3 by Moody's Investor Service and AA to A+ by Standard & Poor's Corporation.

CURRENT STRATEGY & OUTLOOK
In an effort to stabilize the utility industry, the State of California is planning the largest bond issue in its history. The effect will be to increase the supply of municipal bonds issued in California during the second half of 2001, putting downward pressure on prices. We look forward to opportunities that may present themselves during this period.

Another factor that could depress bond prices involves monetary policy. Because of the Federal Reserve Board's aggressive actions to lower short-term interest rates since the beginning of 2001, the economy is likely to recover. Typically, this leads to an increase in interest rates across the board, causing downward pressure on bond prices. As a result, we will continue to purchase defensive bonds with shorter maturities that are less sensitive to rising interest rates.

--------------------------------------------------------------------------------
18                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK CALIFORNIA INTERMEDIATE
TAX-FREE BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND SEEKS TO PROVIDE HIGH CURRENT INCOME THAT IS EXEMPT FROM FEDERAL AND STATE OF CALIFORNIA INCOME TAXES.

                                              [PHOTO OF ROBERT BIGELOW OMITTED]
                                              TEAM LEADER
                                              ROBERT BIGELOW
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND VERSUS THE LEHMAN BROTHERS 7-YEAR MUNICIPAL BOND INDEX AND THE MORNINGSTAR MUNICIPAL CALIFORNIA INTERMEDIATE CATEGORY.

[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                                                             LEHMAN BROTHERS      MORNINGSTAR
        HIGHMARK CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND  7-YEAR MUNICIPAL MUNICIPAL CALIFORNIA
         FIDUCIARY SHARES  CLASS A SHARES  CLASS B SHARES+      BOND INDEX    INTERMEDIATE CATEGORY
10/31/93      10,000            9,675           10,000           10,000              10,000
    7/94       9,702            9,377            9,702            9,953               9,881
    7/95      10,407           10,060           10,407           10,760              10,493
    7/96      11,102           10,721           11,102           11,307              11,159
    7/97      12,079           11,667           12,079           12,284              12,129
    7/98      12,652           12,210           12,652           12,930              12,701
    7/99      13,100           12,644           13,100           13,355              13,027
    7/00      13,713           13,237           13,615           13,968              13,615
    7/01      14,799           14,276           14,550           15,252              14,696

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN       DATE
---------------------------------------------------------------------------------
  Fiduciary Shares                   7.92%       5.36%        5.92%      5.04%
----------------------------------------------------------------------------------
  Class A Shares                     7.85%       5.35%        5.89%      5.00%
----------------------------------------------------------------------------------
  Class A Shares with load*          4.38%       4.18%        5.20%      4.55%
----------------------------------------------------------------------------------
  Class B Shares                     6.87%       4.77%+       5.56%+     6.33%
----------------------------------------------------------------------------------
  Class B Shares with load**         1.87%       3.85%+       5.24%+     4.01%
----------------------------------------------------------------------------------

 + The performance presented links the performance of Fiduciary Shares from its inception on October 15, 1993 with the performance of Class B Shares on November 30, 1999. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class B, but does not reflect the higher Rule 12b-1 fees and expenses applicable to this Class. With those adjustments, performance would be lower than that shown.
 *  Reflects 3.25% sales charge.
**  Reflects maximum CDSC of 5.00%.
    Past performance is not predictive of future results. Performance presented from October 15, 1993 (commencement of operations of Fiduciary and Class A Shares) to April 25, 1997 reflects the performance of the Stepstone California Intermediate Tax-Free Bond Fund.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           19

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

BOND FUND

          TOP TEN HOLDINGS
  HOLDING                          % OF
                                 PORTFOLIO
FNMA
 6.000%, 12/01/28                   5.1
U.S. TREASURY BOND
 7.250%, 05/15/16                   3.5
FNMA
 6.500%, 06/01/29                   3.0
U.S. TREASURY BOND
 8.125%, 08/15/19                   3.0
FNMA
 7.000%, 12/01/10                   2.9
GNMA
 6.500%, 05/15/29                   2.5
FNMA
 6.500%, 01/01/29                   2.2
FNMA
 6.500%, 05/01/30                   2.2
FNMA
 6.375%, 06/15/09                   2.1
KOREA DEVELOPMENT BANK
 7.125%, 04/22/04                   1.9

          TOP FIVE SECTORS
  SECTOR                           % OF
                                 PORTFOLIO
  CORPORATE BONDS                  46.0
  MORTGAGE BACKED SECURITIES       30.0
  U.S. TREASURY/AGENCIES           12.1
  CASH/SHORT TERM                   6.1
  ASSET BACKED SECURITIES           5.7


PERFORMANCE
For the fiscal year ending July 31, 2001, the HighMark Bond Fund returned 12.73% (Fiduciary Shares). In comparison, the unmanaged Lehman Brothers U.S. Aggregate Bond Index reflected a return of 12.69% while the Morningstar Intermediate-Term Bond Category returned 11.58%.

FACTORS AFFECTING PERFORMANCE
The primary reason that the Fund performed well was its overweight in the corporate bond sector, which outperformed, particularly during the 2001 calendar year. Overall, the strongest corporate bond category was in the lower-quality investment grade area, such as BBB-rated bonds, as investors anticipated a rebound in the economy orchestrated by the U.S Federal Reserve Board.

During the period, the Fed reduced short-term interest rates from 6.50% to 3.75%. Accordingly, the two-year U.S. Treasury note declined in yield from 6.28% to 3.79%. Yet, long-term interest rates, which the Federal Reserve Board does not directly influence, did not decline nearly as much. At July 31, 2001, the 30-year Treasury bond yielded 5.52%, down just 26 basis points from 5.78% at July 31, 2000. As a result, long-term Treasury securities were among the weakest performing bonds, as talk of a dwindling budget surplus suggested that the government would have to boost supply in the future.

Mortgage-backed securities performed modestly well during the period, as their high yields and frequent cash flows compensated investors for prepayment risk.

CURRENT STRATEGY & OUTLOOK
During the past four quarters, the economy has barely advanced, with GDP edging upward by 1.3%, 1.9%, 1.3% and 0.7%, respectively. Although consumer spending has remained strong, the manufacturing sector has been very weak, with capacity utilization at just 77%, the lowest since 1983. As a result, we believe that the Federal Reserve Board will continue to lower interest rates in an effort to stimulate the economy. However, the current sluggish economic environment suggests that the recovery process will be slow. Our strategy will continue to focus on high quality bonds, particularly those offering yield and stability.

--------------------------------------------------------------------------------
20                               1.800.433.6884

[GRAPHIC OMITTED]

HIGHMARK BOND FUND
INVESTMENT OBJECTIVE

THE HIGHMARK BOND FUND SEEKS TOTAL RETURN THROUGH INVESTMENTS IN
FIXED-INCOME SECURITIES.

                                              [PHOTO OF JACK MONTGOMERY OMITTED]
                                              TEAM LEADER
                                              JACK MONTGOMERY
                                              HIGHMARK CAPITAL MANAGEMENT, INC.,

COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE HIGHMARK BOND FUND VERSUS THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX AND THE MORNINGSTAR INTERMEDIATE-TERM BOND CATEGORY.


[GRAPH OMITTED]
EDGAR REPRESENTATION OF PLOT POINTS:

                                                             LEHMAN BROTHERS    MORNINGSTAR
                      HIGHMARK BOND FUND                     U.S. AGGREGATE   INTERMEDIATE-TERM
         FIDUCIARY SHARES  CLASS A SHARES++ CLASS B SHARES++   BOND INDEX     BOND CATEGORY
7/31/91       10,000            9,675           10,000           10,000           10,000
   7/92       11,444           11,072           11,444           11,478           11,516
   7/93       12,595           12,186           12,595           12,646           12,691
   7/94       12,200           11,722           12,200           12,658           12,613
   7/95       13,350           12,811           13,350           13,938           13,788
   7/96       13,992           13,445           13,992           14,708           14,482
   7/97       15,474           14,881           15,474           16,294           16,025
   7/98       16,621           15,992           16,621           17,575           17,127
   7/99       16,887           16,235           16,887           18,010           17,389
   7/00       17,707           17,031           17,707           19,084           18,167
   7/01       19,962           19,202           19,827           21,506           20,270

                                              ANNUALIZED  ANNUALIZED  ANNUALIZED  ANNUALIZED
                                    ONE YEAR    3 YEAR      5 YEAR     10 YEAR   INCEPTION TO
                                     RETURN     RETURN      RETURN      RETURN       DATE
----------------------------------------------------------------------------------------------
  Fiduciary Shares                   12.73%       6.30%       7.36%     7.16%       8.81%
----------------------------------------------------------------------------------------------
  Class A Shares                     12.75%       6.29%       7.39%     7.10%++     7.22%
----------------------------------------------------------------------------------------------
  Class A Shares with load*           9.10%       5.12%       6.68%     6.74%++     6.73%
----------------------------------------------------------------------------------------------
  Class B Shares                     11.97%++     6.05%++     7.22%++   7.08%++     7.32%+
----------------------------------------------------------------------------------------------
  Class B Shares with load**          6.97%++     5.16%++     6.91%++   7.08%++     2.32%+
----------------------------------------------------------------------------------------------

 +  Cumulative inception to date.
++ The performance presented links the performance of Fiduciary Shares from its inception on February 15, 1984 with the performance of Class A Shares on June 20, 1994 or Class B Shares on November 30, 2000. Fiduciary Share performance has been adjusted for the maximum sales charge applicable to Class A or Class B Shares, but does not reflect the higher Rule 12b-1 fees and expenses applicable to these Classes. With those adjustments, performance would be lower than that shown.
 *  Reflects 3.25% sales charge.
**  Reflects maximum CDSC of 5.00%.
    Past performance is not predictive of future results.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           21

[HIGHMARK FUNDS LOGO OMITTED]                   [GRAPHIC OMITTED]

MONEY MARKET FUNDS

HIGHMARK TAXABLE MONEY MARKET FUNDS*
PERFORMANCE
The HighMark Taxable Money Market Funds (Fiduciary Shares) produced the following one-month effective yields as of July 31, 2001: 100% U.S. Treasury Money Market Fund, 3.46%; U.S. Government Money Market Fund, 3.41%; and Diversified Money Market Fund, 3.65%**.

FACTORS AFFECTING PERFORMANCE
Business capital expenditures began collapsing in late 2000, prompting the Federal Reserve Board to become concerned that its engineered slowdown might prove more severe than desired. In early January 2001, the Federal Reserve Board launched the first of a series of six interest rate cuts that have taken market rates down from 6.50% to the current 3.75% level as of July 31, 2001.

In this environment, the single most important factor driving performance has been the Funds' maturity stance. As evidence of economic softness began to accumulate in late 2000, we extended the term of assets held in the Funds to capture the higher yields available at that time. Since January, market setbacks have been used as opportunities to keep the Funds' average lives modestly longer than respective peer groups.

CURRENT STRATEGY AND OUTLOOK
Significant monetary stimulus is now in the pipeline, and passage of President Bush's tax relief package is a reality. Although the markets are on alert for the first signs of growth, we believe the timing for economic recovery is most likely six to nine months away. Absent tactical adjustments to accommodate supply distortions in the money markets, we anticipate maintaining our current strategy through the remainder of 2001.

HIGHMARK CALIFORNIA TAX-FREE MONEY MARKET FUND*
PERFORMANCE
The Fund's one-month effective yield as of July 31, 2001 was 2.09% (Fiduciary Shares).*** Using a combined federal and California state income tax rate of 41.95%, the one-month effective yield is equivalent to a 3.60% taxable yield.

FACTORS AFFECTING PERFORMANCE
The Federal Reserve Board cut short-term interest rates from 6.50% to 3.75% during the period and municipal note yields declined as well. California's energy crisis eased as the state continued to purchase power for the public utility companies. The Fund maintained zero exposure to California's defaulting investor-owned utilities.

CURRENT STRATEGY AND OUTLOOK
As of July 31, 2001, the Fund's weighted average maturity was extended to take advantage of the yields available on recently issued municipal notes. The Fund will continue to emphasize high quality securities that provide attractive current income.

  * An investment in the HighMark Money Market Funds is neither insured nor guaranteed by the U.S. government. Although these Funds seek to maintain a stable net asset value of $1.00, there can be no assurance that they will be able to do so. Some or all of the income you receive for the California Tax-Free Money Market Fund may be subject to certain state and local taxes, and in some cases, to the federal alternative minimum tax.
 ** For the Class A Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of July 31, 2001 was 3.20%, 3.15% and 3.40%, respectively. The one-month effective yield for the U.S. Government Money Market Fund's Class B Shares was 2.39% for the same period. For the Class S Shares of the HighMark 100% U.S. Treasury, U.S. Government and Diversified Money Market Funds, the one-month effective yield as of July 31, 2001 was 2.89%, 2.85% and 3.09%, respectively.
*** The one-month effective yield as of July 31, 2001 for the California Tax-Free Money Market Fund's Class A Shares and Class S Shares was 1.84% and 1.54% respectively.

--------------------------------------------------------------------------------
22                             1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

GROWTH FUND
--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- 92.8%
--------------------------------------------------------------------------------
   BANKS -- 5.1%
     Citigroup                                           171,929    $     8,633
     JP Morgan Chase                                     103,700          4,490
     Northern Trust                                       47,680          3,042
                                                                    -----------
                                                                         16,165
                                                                    -----------
   CONSUMER DISCRETION -- 18.8%
     AOL Time Warner*                                    128,000          5,818
     AT&T - Liberty Media, Cl A*                         119,480          1,879
     Carnival                                             56,930          1,901
     Clear Channel Communications*                        86,820          5,088
     Comcast, Cl A*                                      125,430          4,770
     Costco Wholesale*                                   148,220          6,381
     Gemstar-TV Guide International*                       9,170            372
     Harley-Davidson (A)                                  53,730          2,773
     Hispanic Broadcasting*                              256,020          6,016
     Home Depot                                           84,381          4,250
     Interpublic Group                                    95,450          2,612
     Kohls* (A)                                           33,510          1,919
     McGraw-Hill                                          13,200            810
     Starbucks* (A)                                       92,750          1,673
     TMP Worldwide* (A)                                   30,000          1,501
     Univision Communications, Cl A* (A)                 223,470          8,532
     Viacom, Cl A*                                        44,570          2,228
     Walt Disney                                          54,324          1,431
                                                                    -----------
                                                                         59,954
                                                                    -----------
   CONSUMER STAPLES -- 2.6%
     Anheuser-Busch                                       61,040          2,644
     Safeway*                                             96,330          4,254
     Walgreen                                             12,920            435
     Wm. Wrigley, Jr                                      20,770          1,037
                                                                    -----------
                                                                          8,370
                                                                    -----------
   ENERGY -- 0.2%
     Anadarko Petroleum                                   13,980            794
                                                                    -----------
   FINANCIALS -- 8.2%
     American Express                                     78,725          3,175
     American International Group                         80,807          6,727
     Berkshire Hathaway, Cl B*                               992          2,278
     Charles Schwab                                      339,380          5,087
     Marsh & McLennan                                     32,550          3,268
     Morgan Stanley Dean Witter                           94,630          5,661
                                                                    -----------
                                                                         26,196
                                                                    -----------


--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE -- 19.6%
     American Home Products                               74,160    $     4,473
     Amgen*                                               83,654          5,246
     Applied Biosystems Group - Applera                   82,490          2,326
     Bristol-Myers Squibb                                 69,960          4,137
     Eli Lilly                                           148,094         11,741
     Genentech*                                          185,020          7,826
     Guidant*                                             44,340          1,414
     Immunex*                                             42,760            659
     Johnson & Johnson                                    47,460          2,568
     Medtronic                                            39,160          1,881
     Pfizer                                              323,847         13,349
     Pharmacia                                           104,650          4,669
     Schering-Plough                                      49,170          1,920
     Waters* (A)                                           6,700            198
                                                                    -----------
                                                                         62,407
                                                                    -----------
   INDUSTRIALS -- 8.0%
     Avery Dennison                                       36,090          1,850
     DeVry*                                               18,240            712
     General Electric                                    197,110          8,574
     Southwest Airlines                                   82,433          1,650
     Tyco International                                  241,690         12,858
                                                                    -----------
                                                                         25,644
                                                                    -----------
   INFORMATION TECHNOLOGY -- 16.0%
     BEA Systems* (A)                                     20,150            444
     Brocade Communications System*                       62,690          2,063
     Check Point Software Technologies*                   33,830          1,497
     CIENA* (A)                                           38,320          1,270
     Cisco Systems*                                      196,040          3,768
     Comverse Technology*                                 12,130            343
     Corning                                             190,349          2,981
     EMC*                                                298,930          5,895
     Intuit*                                              42,260          1,453
     Juniper Networks*                                    63,990          1,644
     Microsoft*                                           41,170          2,725
     Network Appliance*                                   96,410          1,203
     Nokia Oyj, ADR                                       35,060            765
     Oracle*                                             458,330          8,287
     Palm*                                               221,290          1,188
     Qualcomm*                                            43,770          2,768
     Solectron* (A)                                      193,990          3,391
     Sun Microsystems*                                   248,730          4,052
     VeriSign*                                            55,140          3,011
     Veritas Software*                                    50,520          2,143
                                                                    -----------
                                                                         50,891
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             23

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

GROWTH FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                      Shares/Par (000)    Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 11.5%
     Analog Devices*                                      20,060    $       923
     Applied Materials* (A)                              173,380          7,951
     Applied Micro Circuits*                              85,760          1,470
     Broadcom, Cl A*                                      18,250            796
     Intel                                                82,292          2,453
     International Rectifier* (A)                         35,300          1,318
     JDS Uniphase*                                        98,510            910
     Kla-Tencor*                                           8,800            479
     Linear Technology                                    10,300            449
     National Semiconductor*                              69,200          2,218
     PMC - Sierra*                                        26,310            797
     Texas Instruments                                   195,550          6,746
     Triquint Semiconductor* (A)                         119,960          2,717
     Vitesse Semiconductor*                               54,690          1,082
     Xilinx*                                             161,570          6,463
                                                                    -----------
                                                                         36,772
                                                                    -----------
   TELECOMMUNICATIONS -- 1.5%
     Level 3 Communications* (A)                          71,510            320
     Qwest Communications International*                  87,900          2,285
     Vodafone Group, ADR (A)                             106,945          2,305
                                                                    -----------
                                                                          4,910
                                                                    -----------
   UTILITIES -- 1.3%
     Enron                                                89,130          4,042
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $397,781)                                                  296,145
                                                                    -----------

--------------------------------------------------------------------------------
   CORPORATE BONDS -- 8.0%
--------------------------------------------------------------------------------
     American Honda Finance (B) (C)
       3.810%, 09/21/01                               $    5,000          5,000
     Bear Stearns (B) (C)
       4.075%, 01/22/02                                   10,000         10,000
       4.055%, 01/08/02                                   10,500         10,500
                                                                    -----------
     TOTAL CORPORATE BONDS
       (Cost $25,500)                                                    25,500
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 6.8%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $18,598,478
       (collateralized by various U.S. Treasury obligations,
       par value $13,061,000, 9.250-11.750%,
       11/15/14-02/15/16, total market value
       $18,970,943)                                   $   18,597    $    18,597
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures
       08/01/01, repurchase price $3,061,188
       (collateralized by various corporate obligations,
       par value $10,373,474, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $3,213,310) (B)                                     3,061          3,061
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $21,658)                                                    21,658
                                                                    -----------
   TOTAL INVESTMENTS -- 107.6%
     (Cost $444,939)                                                    343,303
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (9.0%)                 (28,561)
     OTHER ASSETS AND LIABILITIES -- 1.4%                                 4,373
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (7.6%)                          (24,188)
                                                                    -----------

--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 32,205,005 outstanding shares
       of beneficial interest                                           367,159
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 2,813,019 outstanding shares
       of beneficial interest                                            46,141
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 1,727,706 outstanding shares
       of beneficial interest                                            29,155
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par value)
       based on 97,652 outstanding shares
       of beneficial interest                                             1,612
     Accumulated net realized loss on investments                       (23,316)
     Net unrealized depreciation on investments                        (101,636)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   319,115
                                                                    ===========

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
24                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

GROWTH FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                                            Value
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS: (CONTINUED)
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                  $8.68
                                                                        =======

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                    $8.61
                                                                        =======

   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($8.61 \ 94.5%)                                       $9.11
                                                                        =======

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (D)                                $8.36
                                                                        =======

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (D)                                $8.37
                                                                        =======

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $27,642,201.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS


The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             25

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

VALUE MOMENTUM FUND
--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- 96.2%
--------------------------------------------------------------------------------
   BANKS -- 6.4%
     Bank of America                                      98,747    $     6,282
     Bank United*                                        119,800             42
     Citigroup                                           339,322         17,037
     JP Morgan Chase                                     256,670         11,114
                                                                    -----------
                                                                         34,475
                                                                    -----------
   CONSUMER DISCRETION -- 9.2%
     Federated Department Stores*                        184,800          7,133
     Ford Motor                                          132,265          3,369
     Hasbro                                              220,900          3,557
     Leggett & Platt (A)                                 281,600          6,750
     Lowe's                                               49,600          1,894
     McGraw-Hill                                         127,300          7,812
     Target                                              386,500         14,958
     TRW                                                  86,400          3,823
                                                                    -----------
                                                                         49,296
                                                                    -----------
   CONSUMER STAPLES -- 4.1%
     Kimberly-Clark (A)                                  127,320          7,742
     Kroger*                                              74,900          1,974
     Philip Morris (A)                                   174,400          7,935
     Universal                                           116,100          4,573
                                                                    -----------
                                                                         22,224
                                                                    -----------
   ENERGY -- 6.7%
     Chevron (A)                                          74,900          6,845
     Conoco, Cl B                                        146,676          4,547
     Exxon Mobil                                         313,928         13,110
     Halliburton                                         162,200          5,679
     Ocean Energy                                         53,700          1,055
     Royal Dutch Petroleum, ADR                           82,400          4,779
                                                                    -----------
                                                                         36,015
                                                                    -----------
   FINANCIALS -- 14.0%
     Allstate                                             98,852          3,456
     AMB Property                                        179,000          4,475
     Bear Stearns (A)                                     96,245          5,597
     BRE Properties, Cl A                                111,962          3,399
     Equity Office Properties Trust                       71,600          2,149
     Fannie Mae                                           66,200          5,511
     Kimco Realty                                         66,800          3,126
     Marsh & McLennan                                    102,550         10,296
     Morgan Stanley Dean Witter                          198,100         11,850
     Post Properties                                     146,000          5,475
     Providian Financial (A)                              62,900          3,105
     Torchmark                                           110,000          4,566
     Waddell & Reed Financial, Cl A                       87,471          2,694
     Washington Mutual (A)                               233,705          9,470
                                                                    -----------
                                                                         75,169
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE -- 11.1%
     American Home Products                               96,700    $     5,832
     Amgen*#(A)                                          248,100         15,558
     Applied Biosystems Group - Applera                  101,300          2,857
     Baxter International                                263,800         13,137
     Merck                                               138,600          9,422
     Pharmacia                                            60,000          2,677
     Tenet Healthcare*                                   123,600          6,861
     Watson Pharmaceuticals*                              45,100          2,970
                                                                    -----------
                                                                         59,314
                                                                    -----------
   INDUSTRIALS -- 17.7%
     American Power Conversion*                          223,200          2,980
     Avery Dennison (A)                                  158,000          8,099
     Burlington Northern Santa Fe                        118,400          3,166
     Caterpillar                                          22,400          1,234
     Cendant* (A)                                        353,579          7,195
     Certegy* (A)                                         69,300          2,288
     Comdisco (A)                                        411,603            494
     Emerson Electric (A)                                 20,200          1,159
     Equifax                                             153,600          3,634
     Florida East Coast Industries, Cl A                 111,600          3,432
     Gatx (A)                                            138,600          5,565
     General Electric                                    359,600         15,643
     HON Industries                                      172,300          4,440
     Manpower                                            122,800          3,978
     Masco                                               179,800          4,533
     Parker Hannifin                                     187,300          8,372
     Tyco International#                                 150,000          7,980
     United Technologies                                  64,790          4,756
     Wallace Computer Services                           164,800          2,808
     Xtra* (A)                                            52,400          2,867
                                                                    -----------
                                                                         94,623
                                                                    -----------
   INFORMATION TECHNOLOGY -- 7.4%
     Agilent Technologies*                                96,689          2,766
     Avnet                                                67,400          1,610
     Cabot Microelectronics*                              33,796          2,374
     Cisco Systems* (A)                                  220,900          4,246
     CTS                                                 280,900          6,194
     Hewlett-Packard                                     202,200          4,986
     International Business Machines#                    114,600         12,057
     Lucent Technologies                                  75,316            505
     Tektronix*                                          223,700          5,076
                                                                    -----------
                                                                         39,814
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
26                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

VALUE MOMENTUM FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                     Shares/Contracts     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   MATERIALS -- 4.9%
     Alcoa                                               163,300    $     6,406
     Cabot                                               184,300          6,876
     EI du Pont de Nemours                                40,300          1,726
     Engelhard                                           184,300          4,801
     Weyerhaeuser                                         77,500          4,629
     Willamette Industries                                33,200          1,650
                                                                    -----------
                                                                         26,088
                                                                    -----------
   SEMICONDUCTORS -- 1.9%
     Applied Materials*#                                  98,400          4,513
     Intel (A)                                           196,900          5,870
                                                                    -----------
                                                                         10,383
                                                                    -----------
   TELECOMMUNICATIONS -- 6.0%
     AT&T                                                138,900          2,807
     AT&T Wireless Services*                              44,698            835
     CenturyTel                                          175,050          5,420
     SBC Communications                                  169,334          7,625
     Sprint (FON Group)                                   48,700          1,137
     Verizon Communications                              256,556         13,893
     Williams Communications Group*                      119,475            258
                                                                    -----------
                                                                         31,975
                                                                    -----------
   UTILITIES -- 6.8%
     El Paso (A)                                         258,012         13,352
     Oneok                                               224,800          4,091
     Questar                                             354,300          8,340
     Sempra Energy                                       224,700          5,703
     Williams (A)                                        145,200          4,864
                                                                    -----------
                                                                         36,350
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $294,961)                                                  515,726
                                                                    -----------
--------------------------------------------------------------------------------
   EQUITY OPTIONS -- 0.0%
--------------------------------------------------------------------------------
     Amgen January 55 Puts*                                  800            320
     Amgen January 70 Calls*                                (800)          (360)
     Applied Materials August 55 Calls*                     (100)            (2)
     IBM August 115 Calls*                                  (100)            (2)
     Tyco International August 50 Calls*                    (300)          (111)
                                                                    -----------
     Total Equity Options
       (Cost $-174)                                                        (155)
                                                                    -----------

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE BOND -- 4.6%
--------------------------------------------------------------------------------
     Bear Stearns (B) (C)
       4.035%, 07/19/02                               $   25,000    $    25,000
                                                                    -----------
     TOTAL CORPORATE BOND
       (Cost $25,000)                                                    25,000
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY -- 0.9%
--------------------------------------------------------------------------------
     Merrimac Cash Fund (B)                            5,000,000          5,000
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $5,000)                                                      5,000
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 5.2%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $16,362,572
       (collateralized by various U.S. Treasury obligations,
       par value $13,625,000, 9.125-11.750%,
       05/15/09-05/15/10, total market value
       $16,690,850)                                      $16,361         16,361
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures
       08/01/01, repurchase price $11,358,741
       (collateralized by various corporate obligations,
       par value $38,491,470, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $11,923,201) (B)                                   11,358         11,358
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $27,719)                                                    27,719
                                                                    -----------
   TOTAL INVESTMENTS -- 106.9%
     (Cost $352,506)                                                    573,290
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (7.7%)                 (41,358)
     OTHER ASSETS AND LIABILITIES -- 0.8%                                 4,201
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (6.9%)                          (37,157)
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             27

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

VALUE MOMENTUM FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 17,865,516 outstanding shares
       of beneficial interest                                       $   231,896
     Paid-in Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 1,573,517 outstanding shares
       of beneficial interest                                            41,313
     Paid-in Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 383,810 outstanding shares
       of beneficial interest                                            12,944
     Paid-in Capital of Class C Shares
       (unlimited authorization -- no par value)
       based on 38,716 outstanding shares
       of beneficial interest                                             1,315
     Undistributed net investment income                                     36
     Accumulated net realized gain on investments                        27,845
     Net unrealized appreciation on investments                         220,784
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   536,133
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $27.00
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                   $26.99
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($26.99 \ 94.5%)                                     $28.56
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (D)                               $26.81
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (D)                               $26.80
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
# SECURITY HAS BEEN PLEDGED AS COLLATERAL FOR OPEN EQUITY OPTION CONTRACTS.
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $39,584,274.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
28                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS

JULY 31, 2001

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- 94.5%
--------------------------------------------------------------------------------
   BANKS -- 14.3%
     Amsouth Bancorporation                               65,000    $     1,292
     Bank of America                                      87,450          5,564
     BB&T                                                 53,050          1,958
     Citigroup                                           186,667          9,373
     Comerica                                             49,900          3,073
     Fifth Third Bancorp                                   7,012            442
     First Union                                          60,000          2,124
     JP Morgan Chase                                      59,975          2,597
     National City                                        17,650            567
     Regional Bank HOLDRs Trust (A)                        9,900          1,190
     Synovus Financial                                    58,075          1,983
     US Bancorp                                          123,875          2,941
     Wells Fargo                                          36,675          1,689
                                                                    -----------
                                                                         34,793
                                                                    -----------
   CONSUMER DISCRETION -- 15.2%
     AOL Time Warner*                                    105,950          4,815
     Autozone*                                            18,150            859
     Best Buy*                                            11,350            760
     Brunswick                                             9,800            214
     Carnival                                             34,900          1,166
     Clear Channel Communications*                        21,025          1,232
     Comcast, Cl A*                                       18,800            715
     Darden Restaurants                                   93,400          2,793
     Delphi Automotive Systems                            50,200            821
     Eastman Kodak (A)                                    20,450            886
     Federated Department Stores*                         13,100            506
     Ford Motor                                           79,275          2,019
     Gannett                                              19,725          1,322
     General Motors                                       21,780          1,385
     Harrah's Entertainment*                              12,650            362
     Hilton Hotels (A)                                    28,450            345
     JC Penney                                            69,125          1,966
     Johnson Controls                                     33,250          2,680
     Liz Claiborne                                        14,300            760
     Marriott International, Cl A                         10,000            478
     Newell Rubbermaid                                    22,425            486
     Pulte Homes (A)                                      27,150          1,127
     Sears Roebuck (A)                                    12,950            608
     Tiffany                                              11,750            415
     Viacom, Cl B*                                        70,150          3,493
     Visteon                                              40,750            861
     Walt Disney                                          83,675          2,205
     Whirlpool                                            26,250          1,852
                                                                    -----------
                                                                         37,131
                                                                    -----------
   CONSUMER STAPLES -- 1.7%
     Albertson's                                          47,075          1,541
     Conagra Foods (A)                                    26,225            564
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   CONSUMER STAPLES -- (CONTINUED)
     Pepsi Bottling Group                                 11,750    $       512
     Safeway*                                             13,000            574
     Unilever, ADR                                        15,150            908
                                                                    -----------
                                                                          4,099
                                                                    -----------
   ENERGY -- 12.7%
     Anadarko Petroleum                                   39,075          2,219
     Ashland                                              24,550            967
     Burlington Resources                                 23,625          1,022
     Chevron (A)                                          50,075          4,576
     Exxon Mobil                                         228,746          9,552
     Nabors Industries*                                   26,950            790
     Occidental Petroleum                                 45,400          1,255
     Phillips Petroleum (A)                                9,500            542
     Royal Dutch Petroleum, ADR                           85,925          4,984
     Texaco                                               30,375          2,103
     Transocean Sedco Forex                               27,150            877
     USX-Marathon Group                                   65,400          1,940
                                                                    -----------
                                                                         30,827
                                                                    -----------
   FINANCIALS -- 14.2%
     Allstate                                             33,950          1,187
     AMBAC Financial Group                                33,200          1,910
     American General                                     28,250          1,307
     American International Group                         34,150          2,843
     Apartment Investment & Management, Cl A              32,500          1,502
     Bear Stearns (A)                                     25,500          1,483
     Charter One Financial                                33,475          1,075
     Conseco* (A)                                        129,100          1,885
     Countrywide Credit                                    5,800            251
     Fannie Mae                                           61,325          5,105
     Hartford Financial Services Group                    22,375          1,481
     Household International                              43,025          2,852
     Kimco Realty                                         33,300          1,558
     Lehman Brothers Holdings                             18,250          1,314
     Loews                                                10,200            579
     Morgan Stanley Dean Witter                           28,675          1,715
     Simon Property Group                                 53,100          1,505
     St Paul                                              26,900          1,180
     UnumProvident                                        44,750          1,277
     Washington Mutual (A)                                62,062          2,515
                                                                    -----------
                                                                         34,524
                                                                    -----------
   HEALTH CARE -- 3.3%
          Becton Dickinson                                16,450            569
          Boston Scientific*                              27,100            488
          Cigna                                            5,050            507
          Manor Care*                                     16,800            541

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             29

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

LARGE CAP VALUE FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE -- (CONTINUED)
     McKesson HBOC                                        39,300    $     1,629
     Pharmaceutical HOLDRs Trust (A)                       4,400            444
     Tenet Healthcare*                                    35,125          1,950
     UnitedHealth Group                                   29,100          1,962
                                                                    -----------
                                                                          8,090
                                                                    -----------
   INDUSTRIALS -- 7.0%
     BF Goodrich                                          15,400            538
     Boeing                                               54,650          3,199
     Burlington Northern Santa Fe                         42,150          1,127
     Caterpillar                                           4,100            226
     Cendant* (A)                                         83,200          1,693
     Cooper Industries                                    12,750            529
     Eaton                                                 6,950            510
     Emerson Electric                                     33,875          1,943
     Honeywell International                              48,225          1,778
     Illinois Tool Works                                   7,225            455
     Ingersoll-Rand                                       11,100            485
     Masco                                                20,300            512
     Norfolk Southern                                     45,650            918
     Pall                                                 20,700            495
     Southwest Airlines                                   38,787            776
     Waste Management                                     29,925            928
     WW Grainger                                          23,150            975
                                                                    -----------
                                                                         17,087
                                                                    -----------
   INFORMATION TECHNOLOGY -- 4.9%
     Apple Computer* (A)                                  62,650          1,177
     Broadband HOLDRs Trust (A)                          145,700          2,953
     Computer Associates International                    28,100            969
     Hewlett-Packard                                      76,350          1,883
     Intuit*                                              44,275          1,522
     Lucent Technologies                                 120,250            806
     Motorola                                            103,450          1,933
     Software HOLDRs Trust (A)                            11,600            559
                                                                    -----------
                                                                         11,802
                                                                    -----------
   MATERIALS -- 4.7%
     Alcoa                                                47,725          1,872
     Bemis                                                24,200          1,071
     Boise Cascade                                        47,300          1,712
     Dow Chemical (A)                                     52,700          1,918
     EI du Pont de Nemours                                13,210            566
     Engelhard                                            46,350          1,207
     FMC*                                                  7,000            466
     International Paper                                  32,625          1,333
     Newmont Mining                                       16,600            310
     Nucor                                                 3,150            151
     Weyerhaeuser (A)                                     14,625            874
                                                                    -----------
                                                                         11,480
                                                                    -----------
--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.3%
     Advanced Micro Devices*                              35,075    $       640
     Semiconductor HOLDRs Trust (A)                       78,000          3,636
     Texas Instruments                                    41,500          1,432
                                                                    -----------
                                                                          5,708
                                                                    -----------
   TELECOMMUNICATIONS -- 8.6%
     Alltel                                               33,900          2,090
     AT&T                                                263,062          5,316
     AT&T Wireless Services*                              96,241          1,799
     BellSouth                                            39,800          1,620
     Global Crossing*                                      1,800             12
     SBC Communications                                   57,325          2,581
     Verizon Communications                              131,242          7,107
     WorldCom*                                            37,325            523
                                                                    -----------
                                                                         21,048
                                                                    -----------
   UTILITIES -- 5.6%
     Ameren                                               31,050          1,220
     CMS Energy                                           69,300          1,848
     DTE Energy                                           20,750            877
     Dynegy, Cl A                                         29,850          1,384
     Enron                                                 4,325            196
     Entergy                                              36,400          1,365
     Mirant*                                              27,544            852
     PPL                                                  35,950          1,617
     Sempra Energy                                        47,175          1,197
     Southern (A)                                         62,875          1,478
     TXU                                                  32,825          1,526
                                                                    -----------
                                                                         13,560
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $224,126)                                                  230,149
                                                                    ------------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 9.0%
--------------------------------------------------------------------------------
     Basic Industries Select Sector SPDR Fund (A)         61,850          1,361
     iShares S&P 500/BARRA Value Index Fund              147,550          8,947
     Janus Money Fund (B)                              5,000,000          5,000
     Merrimac Cash Fund (B)                            5,000,000          5,000
     Nasdaq 100-Index Tracking Stock*                     37,175          1,552
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $22,162)                                                    21,860
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
30                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

LARGE CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE BONDS -- 4.1%
--------------------------------------------------------------------------------
     Bear Stearns (B) (C)
       4.055%, 01/08/02                               $    5,000    $     5,000
     First Union National Bank (B) (C)
       3.975%, 01/24/02                                    5,000          5,000
                                                                    -----------
     TOTAL CORPORATE BONDS
       (Cost $10,000)                                                    10,000
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.6%
--------------------------------------------------------------------------------
       JP Morgan Securities, Inc.
         3.810%, dated 07/31/01, matures
         08/01/01, repurchase price $2,597,335
         (collateralized by a U.S. Treasury Bond,
         par value $1,890,000, 8.875%, 02/15/19,
         total market value $2,654,406)                    2,597          2,597
       Lehman Brothers, Inc.
         3.935%, dated 07/31/01, matures
         08/01/01, repurchase price $8,716,367
         (collateralized by various corporate obligations,
         par value $29,537,231, 1.051-9.000%,
         06/17/03-02/25/30, total market value
         $9,149,517) (B)                                   8,715          8,715
                                                                    -----------
       TOTAL REPURCHASE AGREEMENTS
         (Cost $11,312)                                                  11,312
                                                                    -----------
     TOTAL INVESTMENTS -- 112.2%
     (Cost $267,600)                                                    273,321
                                                                    ------------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (11.8%)                (28,715)
     OTHER ASSETS AND LIABILITIES -- (0.4%)                                (966)
                                                                    ------------
   OTHER ASSETS AND LIABILITIES, NET -- (12.2%)                         (29,681)
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 17,148,653 outstanding shares
       of beneficial interest                                       $   187,191
     Paid-in Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 4,588,889 outstanding shares
       of beneficial interest                                            61,295
     Paid-in Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 320,881 outstanding shares
       of beneficial interest                                             5,501
     Paid-in Capital of Class C Shares
       (unlimited authorization -- no par value)
       based on 1,512 outstanding shares
       of beneficial interest                                                19
     Undistributed net investment income                                     10
     Accumulated net realized loss on investments                       (16,097)
     Net unrealized appreciation on investments                           5,721
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   243,640
                                                                    ===========
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $11.04
                                                                       ========
   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                   $11.06
                                                                       ========
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($11.06 \ 94.5%)                                     $11.70
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (D)                               $10.97
                                                                       ========
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (D)                               $10.96
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $27,803,064.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             31

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CORE EQUITY FUND

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- 95.3%
--------------------------------------------------------------------------------
   BANKS -- 7.7%
     Bank of America                                       3,050    $       194
     Bank of New York                                     41,455          1,860
     Citigroup                                            42,618          2,140
     FleetBoston Financial                                37,570          1,410
     JP Morgan Chase                                      24,769          1,072
     Wells Fargo                                          22,790          1,050
                                                                    -----------
                                                                          7,726
                                                                    -----------
   CONSUMER DISCRETION -- 13.8%
     AOL Time Warner*                                     36,302          1,650
     Carnival                                             12,970            433
     Comcast, Cl A*                                       20,835            792
     Costco Wholesale*                                    27,795          1,197
     Federated Department Stores*                         17,215            664
     Ford Motor                                            8,416            214
     Fortune Brands                                       15,969            585
     Gannett                                               6,180            414
     Hilton Hotels (A)                                    46,960            569
     Home Depot                                           16,795            846
     Lowe's                                                9,510            363
     McDonald's                                           29,695            865
     McGraw-Hill                                           8,020            492
     Target                                               21,745            842
     Viacom, Cl B* (A)                                    15,500            772
     Wal-Mart Stores                                      33,040          1,847
     Walt Disney                                          30,165            795
     Washington Post, Cl B                                   845            494
                                                                    -----------
                                                                         13,834
                                                                    -----------
   CONSUMER STAPLES -- 6.0%
     Albertson's                                          17,900            586
     Coca-Cola                                            23,245          1,037
     Colgate-Palmolive                                    20,480          1,110
     Gillette                                              8,300            231
     Kimberly-Clark                                       13,620            828
     Kraft Foods, Cl A*                                    4,920            152
     Pepsico                                              24,350          1,135
     Procter & Gamble                                     12,340            876
                                                                    -----------
                                                                          5,955
                                                                    -----------
   ENERGY -- 7.5%
     Anadarko Petroleum                                    2,695            153
     Chevron (A)                                          12,560          1,148
     Conoco, Cl A                                         10,700            330
     Conoco, Cl B                                          9,223            286
     Exxon Mobil                                          40,388          1,687
     Halliburton                                          22,240            779
     Royal Dutch Petroleum, ADR                           19,690          1,142

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY -- (CONTINUED)
     Schlumberger                                          3,605    $       194
     Ultramar Diamond Shamrock                             6,640            314
     Unocal                                               24,260            868
     USX-Marathon Group                                   20,515            609
                                                                    -----------
                                                                          7,510
                                                                    -----------
   FINANCIALS -- 10.0%
     Aflac                                                31,430            930
     American Express                                     29,640          1,195
     American International Group                         17,250          1,436
     Berkshire Hathaway, Cl B*                               347            797
     BRE Properties, Cl A                                 16,070            488
     Charles Schwab                                        6,305             95
     Equity Office Properties Trust                        3,235             97
     Fannie Mae                                           13,435          1,118
     Hartford Financial Services Group                    16,165          1,070
     Kimco Realty                                         12,035            563
     Marsh & McLennan                                     10,310          1,035
     Merrill Lynch                                         3,785            205
     Morgan Stanley Dean Witter                            7,285            436
     Post Properties                                      15,120            567
                                                                    -----------
                                                                         10,032
                                                                    -----------
   HEALTH CARE -- 11.9%
     American Home Products                               11,205            676
     Amgen*                                               15,850            994
     Applied Biosystems Group - Applera                   12,315            347
     Baxter International                                 18,080            900
     Bristol-Myers Squibb                                 23,010          1,361
     Eli Lilly                                             6,925            549
     Genentech*                                            4,855            205
     Johnson & Johnson                                    10,380            562
     Medtronic                                            14,340            689
     Merck                                                18,085          1,229
     Pfizer                                               61,947          2,553
     Pharmacia                                            16,975            757
     Schering-Plough                                      22,095            863
     Watson Pharmaceuticals*                               2,775            183
                                                                    -----------
                                                                         11,868
                                                                    -----------
   INDUSTRIALS -- 10.2%
     Automatic Data Processing                             3,480            177
     Avery Dennison                                       16,720            857
     Burlington Northern Santa Fe                         28,135            752
     Delta Air Lines                                      10,535            468
     General Electric                                     93,500          4,067
     Honeywell International                              24,000            885
     Ingersoll-Rand                                       24,730          1,080

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
32                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CORE EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS -- (CONTINUED)
     Minnesota Mining & Manufacturing                      1,675    $       187
     Parker Hannifin                                      22,320            998
     Tyco International                                   12,605            671
                                                                    -----------
                                                                         10,142
                                                                    -----------
   INFORMATION TECHNOLOGY -- 14.8%
     Agilent Technologies*                                 5,638            161
     Cisco Systems*                                       56,505          1,086
     Computer Associates International                    14,685            506
     Computer Sciences* (A)                               10,485            379
     Corning                                               5,225             82
     Dell Computer*                                       20,300            547
     Electronic Data Systems                              12,515            799
     EMC*                                                  9,025            178
     Hewlett-Packard                                      28,090            693
     International Business Machines                      19,600          2,062
     Intuit*                                              10,430            359
     Juniper Networks*                                     1,510             39
     Lucent Technologies                                  24,845            166
     Microsoft*                                           50,640          3,352
     Motorola                                             27,010            505
     Nortel Networks                                      22,900            182
     Oracle*                                              45,860            829
     Palm*                                                14,590             78
     Qualcomm*                                            10,985            695
     SAP, ADR (A)                                         44,730          1,614
     Sun Microsystems*                                    25,660            418
     Yahoo*                                                2,575             45
                                                                    -----------
                                                                         14,775
                                                                    -----------
   MATERIALS -- 2.3%
     Alcoa                                                16,395            643
     EI du Pont de Nemours                                11,948            512
     Mead                                                  5,730            170
     PPG Industries                                        5,815            320
     Weyerhaeuser (A)                                     10,700            639
                                                                    -----------
                                                                          2,284
                                                                    -----------
   SEMICONDUCTORS -- 3.3%
     Applied Materials*                                   23,285          1,068
     Intel                                                50,320          1,500
     JDS Uniphase*                                         4,720             44
     Texas Instruments                                    15,090            521
     Xilinx*                                               3,230            129
                                                                    -----------
                                                                          3,262
                                                                    -----------

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 5.8%
     AT&T                                                 23,525    $       475
     AT&T Wireless Services*                               7,570            141
     BellSouth                                             7,030            286
     CenturyTel                                            2,885             89
     Nextel Communications, Cl A*                         11,555            192
     Qwest Communications International*                  12,610            328
     SBC Communications                                   31,980          1,440
     Sprint (FON Group)                                   13,955            326
     Sprint (PCS Group)*                                   8,330            216
     Verizon Communications                               35,365          1,915
     Williams Communications Group*                       44,325             96
     WorldCom - MCI Group*                                   866             11
     WorldCom*                                            21,650            303
                                                                    -----------
                                                                          5,818
                                                                    -----------
   UTILITIES -- 2.0%
     AES*                                                  6,655            255
     El Paso                                               6,085            315
     Enron (A)                                             5,935            269
     FirstEnergy (A)                                       9,780            297
     Williams (A)                                         24,555            823
                                                                    -----------
                                                                          1,959
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $104,310)                                                   95,165
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 5.8%
--------------------------------------------------------------------------------
     Janus Money Market (B)                            2,000,000          2,000
     Merrimac Cash Fund (B)                            2,000,000          2,000
     Nasdaq 100-Index Tracking Stock*                     18,935            791
     SPDR Trust Series 1                                   8,335          1,011
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $6,272)                                                      5,802
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 4.8%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $2,493,915
       (collateralized by a U.S. Treasury Bond,
       par value $1,860,000, 8.500%, 02/15/20,
       total market value $2,545,722)                     $2,494          2,494

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             33

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CORE EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- (CONTINUED)
--------------------------------------------------------------------------------
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures
       08/01/01, repurchase price $2,298,611
       (collateralized by various corporate obligations,
       par value $7,789,325, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $2,412,838) (B)                                $    2,298    $     2,298
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $4,792)                                                      4,792
                                                                    -----------
   TOTAL INVESTMENTS -- 105.9%
     (Cost $115,374)                                                    105,759
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (6.3%)                  (6,298)
     OTHER ASSETS AND LIABILITIES -- 0.4%                                   404
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (5.9%)                           (5,894)
                                                                    -----------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 11,639,243 outstanding shares
       of beneficial interest                                           107,537
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 226,757 outstanding shares
       of beneficial interest                                             2,174
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 229,209 outstanding shares
       of beneficial interest                                             2,055
     Accumulated net realized loss on investments                        (2,286)
     Net unrealized depreciation on investments                          (9,615)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $    99,865
                                                                    ===========
--------------------------------------------------------------------------------
Description                                                         Value (000)
--------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   NET ASSETS: (CONTINUED)
-------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                  $8.26
                                                                        =======

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                    $8.25
                                                                        =======
   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($8.25 \ 94.5%)                                       $8.73
                                                                        =======
   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (C)                                $8.22
                                                                        =======

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $6,100,517.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
--------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
34                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BALANCED FUND

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- 63.5%
--------------------------------------------------------------------------------
   BANKS -- 5.0%
     Bank of America                                       9,150    $       582
     Bank of New York                                     78,075          3,502
     Citigroup                                            96,846          4,863
     FleetBoston Financial                                87,322          3,276
     JP Morgan Chase                                      53,655          2,323
     Wells Fargo                                          50,865          2,343
                                                                    -----------
                                                                         16,889
                                                                    -----------
   CONSUMER DISCRETION -- 9.4%
     AOL Time Warner*                                     86,042          3,911
     Carnival                                             28,570            954
     Comcast, Cl A* (A)                                   45,395          1,726
     Costco Wholesale*                                    64,325          2,769
     Federated Department Stores*                         41,935          1,619
     Ford Motor                                           21,145            539
     Fortune Brands                                       42,872          1,570
     Gannett                                              15,005          1,006
     Hilton Hotels (A)                                   109,700          1,328
     Home Depot                                           38,110          1,920
     Lowe's                                               24,970            953
     McDonald's                                           65,140          1,898
     McGraw-Hill                                          19,655          1,206
     Target                                               45,135          1,747
     Viacom, Cl B* (A)                                    32,870          1,637
     Wal-Mart Stores                                      71,215          3,981
     Walt Disney                                          71,630          1,887
     Washington Post, Cl B                                 1,234            721
                                                                    -----------
                                                                         31,372
                                                                    -----------
   CONSUMER STAPLES -- 3.9%
     Albertson's                                          39,740          1,301
     Coca-Cola                                            46,085          2,055
     Colgate-Palmolive                                    44,200          2,396
     Gillette                                             20,975            585
     Kimberly-Clark                                       31,065          1,889
     Kraft Foods, Cl A*                                   11,190            346
     Pepsico                                              56,130          2,617
     Procter & Gamble (A)                                 26,185          1,860
                                                                    -----------
                                                                         13,049
                                                                    -----------
   ENERGY -- 5.0%
     Anadarko Petroleum                                    6,035            343
     Chevron (A)                                          27,250          2,490
     Conoco, Cl B                                         43,713          1,355
     Exxon Mobil                                          93,258          3,894
     Halliburton                                          52,080          1,823
     Royal Dutch Petroleum, ADR                           43,500          2,523
     Schlumberger                                          8,055            433
--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   ENERGY -- (CONTINUED)
     Ultramar Diamond Shamrock                            15,155    $       716
     Unocal                                               55,285          1,978
     USX-Marathon Group                                   44,735          1,327
                                                                    -----------
                                                                         16,882
                                                                    -----------
   FINANCIALS -- 6.4%
     Aflac                                                71,495          2,115
     American Express                                     66,145          2,668
     American International Group                         24,672          2,054
     Berkshire Hathaway, Cl B*                               750          1,722
     BRE Properties, Cl A                                 35,015          1,063
     Charles Schwab                                       14,155            212
     Equity Office Properties Trust                       10,465            314
     Fannie Mae                                           30,060          2,502
     Hartford Financial Services Group                    36,485          2,416
     Kimco Realty                                         28,755          1,346
     Marsh & McLennan                                     22,580          2,267
     Merrill Lynch                                         8,275            449
     Morgan Stanley Dean Witter                           17,590          1,052
     Post Properties                                      35,150          1,318
                                                                    -----------
                                                                         21,498
                                                                    -----------
   HEALTH CARE -- 8.0%
     American Home Products                               26,530          1,600
     Amgen*                                               35,765          2,243
     Applied Biosystems Group - Applera                   26,650            752
     Baxter International                                 39,420          1,963
     Bristol-Myers Squibb                                 49,070          2,902
     Eli Lilly                                            15,935          1,263
     Genentech*                                           10,745            455
     Johnson & Johnson (A)                                29,670          1,605
     Medtronic                                            32,820          1,576
     Merck                                                42,545          2,892
     Pfizer                                              132,472          5,460
     Pharmacia                                            39,485          1,762
     Schering-Plough                                      53,095          2,073
     Watson Pharmaceuticals*                               6,930            456
                                                                    -----------
                                                                         27,002
                                                                    -----------
   INDUSTRIALS -- 6.6%
     Automatic Data Processing                             7,505            382
     Avery Dennison                                       36,865          1,890
     Burlington Northern Santa Fe                         62,530          1,672
     Delta Air Lines                                      20,505            910
     General Electric                                    197,905          8,609
     Honeywell International                              56,250          2,074
     Ingersoll-Rand                                       55,035          2,404
     Minnesota Mining & Manufacturing                      4,065            455
     Parker Hannifin                                      50,605          2,262
     Tyco International                                   28,095          1,495
                                                                    -----------
                                                                         22,153
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                            35

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   INFORMATION TECHNOLOGY -- 9.8%
     Agilent Technologies*                                13,120    $       375
     Cisco Systems* (A)                                  126,350          2,428
     Computer Associates International                    37,182          1,282
     Computer Sciences* (A)                               21,240            767
     Corning                                              14,115            221
     Dell Computer*                                       49,315          1,328
     Electronic Data Systems (A)                          29,795          1,902
     EMC*                                                 23,085            455
     Hewlett-Packard                                      66,340          1,636
     International Business Machines                      42,720          4,495
     Intuit*                                              24,930            857
     Juniper Networks*                                     3,655             94
     Lucent Technologies                                  58,275            390
     Microsoft*                                          103,995          6,883
     Motorola                                             67,520          1,262
     Nortel Networks (A)                                  58,605            466
     Oracle*                                             108,915          1,969
     Palm*                                                36,275            195
     Qualcomm*                                            24,700          1,562
     SAP, ADR (A)                                         87,240          3,148
     Sun Microsystems*                                    62,540          1,019
     Yahoo*                                                5,620             99
                                                                    -----------
                                                                         32,833
                                                                    -----------
   MATERIALS -- 1.6%
     Alcoa                                                37,315          1,464
     EI du Pont de Nemours                                27,501          1,178
     Mead                                                 12,375            368
     PPG Industries                                       12,965            712
     Weyerhaeuser (A)                                     24,550          1,466
                                                                    -----------
                                                                          5,188
                                                                    -----------
   SEMICONDUCTORS -- 2.4%
     Applied Materials*                                   58,140          2,666
     Intel                                               123,290          3,675
     JDS Uniphase*                                        14,090            130
     Texas Instruments                                    33,935          1,171
     Xilinx*                                               9,020            361
                                                                    -----------
                                                                          8,003
                                                                    -----------
   TELECOMMUNICATIONS -- 4.1%
     AT&T                                                 58,525          1,183
     AT&T Wireless Services*                              18,833            352
     BellSouth                                            17,820            725
     CenturyTel                                            7,775            241
     Nextel Communications, Cl A*                         25,105            418
     Qwest Communications International*                  27,655            719
     SBC Communications                                   74,115          3,337
     Sprint (FON Group)                                   31,595            737

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   TELECOMMUNICATION -- (CONTINUED)
     Sprint (PCS Group)*                                  21,975    $       570
     Verizon Communications                               81,380          4,407
     Williams Communications Group*                      100,392            217
     WorldCom*                                            55,370            775
     WorldCom - MCI Group*                                 2,207             29
                                                                    -----------
                                                                         13,710
                                                                    -----------
   UTILITIES -- 1.3%
     AES*                                                 15,190            582
     El Paso                                              13,165            681
     Enron (A)                                            13,420            609
     FirstEnergy (A)                                      23,725            720
     Williams (A)                                         57,045          1,911
                                                                    -----------
                                                                          4,503
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $171,373)                                                  213,082
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 3.5%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds
       8.125%, 08/15/19                               $    2,000          2,574
       7.250%, 05/15/16                                    4,000          4,704
       7.125%, 02/15/23                                    1,500          1,778
     U.S. Treasury Note
       6.125%, 08/15/07                                    2,500          2,679
                                                                    -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $10,945)                                                    11,735
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS-- 1.2%
--------------------------------------------------------------------------------
     FHLMC
       5.750%, 03/15/09                                    2,000          2,018
     FNMA
       6.375%, 06/15/09                                    2,000          2,091
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $3,985)                                                      4,109
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS -- 12.3%
--------------------------------------------------------------------------------
     FHLMC
       6.000%, 02/01/28                                    2,296          2,249
     FNMA
       8.000%, 08/01/24                                      215            224
       8.000%, 05/01/25                                      661            687
       8.000%, 07/01/26                                      246            256

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
36                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
     FNMA -- (continued)
       7.500%, 08/01/01                               $      294    $       299
       7.500%, 09/01/26                                      407            419
       7.500%, 03/01/27                                      258            266
       7.000%, 09/01/25                                      815            834
       7.000%, 09/01/26                                      618            632
       7.000%, 07/01/26                                      778            793
       7.000%, 12/01/27                                    1,481          1,508
       6.500%, 05/01/14                                    1,915          1,946
       6.500%, 03/01/24                                      213            213
       6.500%, 10/01/27                                      982            983
       6.500%, 01/01/28                                    1,789          1,790
       6.500%, 05/01/29                                    2,407          2,414
       6.000%, 03/01/28                                    1,458          1,427
       6.000%, 03/01/28                                    1,530          1,497
       6.000%, 05/01/28                                      795            778
     GNMA
       7.500%, 05/15/24                                      201            208
       7.500%, 09/15/25                                      372            387
       7.500%, 09/15/26                                      903            935
       7.500%, 09/15/26                                      560            583
       7.500%, 01/15/27                                    1,107          1,149
       7.000%, 02/15/26                                      546            560
       7.000%, 08/15/26                                    1,450          1,486
       7.000%, 10/15/27                                    1,168          1,199
       7.000%, 03/15/29                                    1,798          1,843
       6.500%, 01/15/29                                    2,374          2,392
       6.500%, 09/15/08                                    1,301          1,331
       6.500%, 05/15/28                                      765            771
       6.500%, 06/15/23                                      155            156
       6.500%, 02/15/24                                       69             70
       6.500%, 04/15/26                                      561            565
       6.000%, 04/15/29                                    3,575          3,534
       6.000%, 11/15/08                                    1,015          1,023
       6.000%, 12/15/28                                    2,022          1,999
       6.000%, 02/15/29                                    1,997          1,975
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $40,610)                                                    41,381
                                                                    -----------
--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS -- 17.8%
--------------------------------------------------------------------------------
   CONSUMER DISCRETION -- 1.8%
     JC Penney
       6.000%, 05/01/06                               $    2,250    $     1,958
     Sears Roebuck Acceptance
       6.900%, 08/01/03                                    2,000          2,065
     Wal-Mart Stores
       5.875%, 10/15/05                                    2,000          2,058
                                                                    -----------
                                                                          6,081
                                                                    -----------
   CONSUMER STAPLES -- 2.3%
     General Mills, Ser E, MTN
       5.400%, 12/08/08                                    2,500          2,416
     Pepsi Bottling Holdings (D)
       5.375%, 02/17/04                                    3,000          3,041
     Ralston Purina
       7.750%, 10/01/15                                    2,000          2,303
                                                                    -----------
                                                                          7,760
                                                                    -----------
   ENERGY -- 0.3%
     Panhandle Eastern Pipe Line
       7.875%, 08/15/04                                    1,000          1,071
                                                                    -----------
   FINANCIALS -- 6.5%
     American General
       6.750%, 06/15/05                                    2,000          2,090
     American General Finance, Ser E, MTN
       6.250%, 12/18/02                                    2,000          2,053
     Bear Stearns (B) (C)
       4.055%, 01/08/02                                    4,000          4,000
     Chase Manhattan Bank
       6.700%, 08/15/08                                    1,500          1,538
     Citicorp
       6.750%, 08/15/05                                      450            470
     General Motors Acceptance
       5.750%, 11/10/03                                    2,600          2,659
     Golden West Financial
       6.700%, 07/01/02                                      150            153
     John Deere Capital
       7.000%, 10/15/02                                    1,500          1,549
     Lehman Brothers Holdings
       8.500%, 05/01/07                                    2,000          2,225
     Qwest Capital Funding
       6.375%, 07/15/08                                    2,000          1,963
     Royal Bank of Scotland Group
       6.375%, 02/01/11                                    2,500          2,503
     U.S. Bancorp
       6.875%, 09/15/07                                      500            522
                                                                    -----------
                                                                         21,725
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             37

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BALANCED FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
   FOREIGN GOVERNMENTS -- 0.5%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                               $      150    $       172
     Province of British Columbia, Ser 1
       7.000%, 01/15/03                                    1,500          1,551
                                                                    -----------
                                                                          1,723
                                                                    -----------
   HEALTH CARE -- 1.4%
     Dow Chemical
       6.850%, 08/15/13                                    2,000          2,078
     Pharmacia
       5.875%, 12/01/08                                    2,500          2,522
                                                                    -----------
                                                                          4,600
                                                                    -----------
   INDUSTRIALS -- 2.0%
     Caterpillar Tractor
       6.000%, 05/01/07                                      605            613
     Johnson Controls
       6.300%, 02/01/08                                    2,000          1,995
     Lockheed Martin
       7.700%, 06/15/08                                    2,000          2,175
     Raytheon
       6.550%, 03/15/10                                    2,000          1,913
                                                                    -----------
                                                                          6,696
                                                                    -----------
   INFORMATION TECHNOLOGY -- 0.8%
     IBM
       8.375%, 11/01/19                                      200            235
     IBM, MTN
       5.370%, 09/22/03                                    2,500          2,547
                                                                    -----------
                                                                          2,782
                                                                    -----------
   MATERIALS -- 1.0%
     EI du Pont de Nemours
       6.750%, 09/01/07                                    3,000          3,172
                                                                    -----------
   TELECOMMUNICATIONS -- 1.2%
     Chesapeake & Potomac Telephone of Maryland
       8.000%, 10/15/29                                      175            191
       6.000%, 05/01/03                                    1,500          1,539
     New England Telephone & Telegraph
       7.875%, 11/15/29                                      250            274
     Vodafone Group
       6.650%, 05/01/08                                    2,000          2,030
                                                                    -----------
                                                                          4,034
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $58,171)                                                    59,644
                                                                    -----------

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 1.1%
--------------------------------------------------------------------------------
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                               $    3,000    $     3,073
     Contimortgage Home Equity Loan Trust,
       Ser 1995-3, Cl A4
       7.440%, 09/15/12                                        3              3
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                                      450            467
     Green Tree Financial,
       Ser 1995-9, Cl A5
       6.800%, 12/15/25                                      252            260
                                                                    -----------
     TOTAL ASSET BACKED SECURITIES
       (Cost $3,632)                                                      3,803
                                                                    ------------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 3.0%
--------------------------------------------------------------------------------
     Janus Money Market (B)                            5,000,000          5,000
     Merrimac Cash Fund (B)                            5,000,000          5,000
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $10,000)                                                    10,000
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 2.7%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $4,109,457
       (collateralized by a U.S. Treasury Bond,
       par value $3,390,000, 9.375%, 02/15/06,
       total market value $4,193,601)                 $    4,109          4,109
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures
       08/01/01, repurchase price $5,038,114
       (collateralized by various corporate obligations,
       par value $17,072,701, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $5,288,477) (B)                                     5,038          5,038
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $9,147)                                                      9,147
                                                                    -----------
   TOTAL INVESTMENTS -- 105.1%
     (Cost $307,863)                                                    352,901
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (5.7%)                 (19,038)
     OTHER ASSETS AND LIABILITIES -- 0.6%                                 1,827
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (5.1%)                          (17,211)
                                                                    ------------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
38                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BALANCED FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization-- no par value)
       based on 22,903,214 outstanding shares
       of beneficial interest                                       $   270,489
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 649,766 outstanding shares
       of beneficial interest                                             7,930
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 373,002 outstanding shares
       of beneficial interest                                             6,070
     Paid-in-Capital of Class C Shares
       (unlimited authorization -- no par value)
       based on 7,330 outstanding shares
       of beneficial interest                                               110
     Undistributed net investment income                                     48
     Accumulated net realized gain on investments                         6,005
     Net unrealized appreciation on investments                          45,038
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   335,690
                                                                    ===========
--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS: (CONTINUED)
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $14.03
                                                                       ========

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                   $14.01
                                                                       ========

   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($14.01 \ 94.5%)                                     $14.83
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (E)                               $13.99
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (E)                               $13.99
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $18,430,895.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES
    LENDING.
(C) FLOATING RATE SECURITY.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(E) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                            WWW.HIGHMARKFUNDS.COM                             39

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS

JULY 31, 2001

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   COMMON STOCKS -- 79.0%
--------------------------------------------------------------------------------
   BANKS -- 3.0%
     Cullen/Frost Bankers                                 28,900    $     1,015
     East-West Bancorp                                    18,700            477
     Pacific Capital Bancorp                              44,200          1,326
                                                                    -----------
                                                                          2,818
                                                                    -----------
   CONSUMER DISCRETION -- 14.3%
     Advanced Marketing Services                          60,750          1,054
     Big Lots*                                           141,800          1,862
     Bush Industries, Cl A                                84,600          1,013
     Dress Barn*                                          31,700            727
     K2*                                                  42,100            380
     Neiman-Marcus Group, Cl A*                           12,200            403
     Rent-Way* (A)                                        60,300            534
     Tropical Sportswear International*                   43,000            817
     Value City Dept Stores*                             219,400          1,369
     Venator Group*                                       58,700            969
     Visteon                                             127,700          2,698
     Wyndham International, Cl A*                        706,600          1,745
                                                                    -----------
                                                                         13,571
                                                                    -----------
   CONSUMER STAPLES -- 3.7%
     Chattem*                                             47,800            573
     Sensient Technologies                                53,400          1,095
     Wild Oats Markets* (A)                              185,900          1,813
                                                                    -----------
                                                                          3,481
                                                                    -----------
   ENERGY -- 5.2%
     Mitcham Industries*                                 107,150            525
     Ocean Energy                                         96,800          1,901
     Santa Fe International                               40,600          1,214
     Swift Energy*                                        42,100          1,315
                                                                    -----------
                                                                          4,955
                                                                    -----------
   FINANCIALS -- 15.9%
     Alexandria Real Estate Equities                      31,900          1,254
     American Capital Strategies                          56,200          1,534
     BankAtlantic Bancorp, Cl A (A)                      174,700          1,791
     Golden State Bancorp                                 32,500          1,080
     La Quinta Properties*                               431,800          2,219
     PartnerRe                                            35,300          1,756
     Phoenix* (A)                                         47,500            810
     Reckson Associates Realty                            69,300          1,535
     Scottish Annuity & Life Holdings                    115,800          2,067
     Webster Financial                                    30,200          1,079
                                                                    -----------
                                                                         15,125
                                                                    -----------

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   HEALTH CARE -- 6.5%
     AP Pharma*                                           85,500    $       203
     Cohesion Technologies*                              150,100            548
     Embrex*                                              66,540          1,079
     Scios* (A)                                           35,100            793
     Sola International*                                 146,000          2,000
     Women First Healthcare*                             150,300          1,550
                                                                    -----------
                                                                          6,173
                                                                    -----------
   INDUSTRIALS -- 8.5%
     CNF                                                  35,000          1,136
     Flow International*                                 104,700          1,452
     Modtech Holdings*                                   166,300          1,380
     Moog, Cl A*                                          78,900          2,722
     Roper Industries                                     25,100            950
     URS*                                                 20,100            492
                                                                    -----------
                                                                          8,132
                                                                    -----------
   INFORMATION TECHNOLOGY -- 8.3%
     Applied Films*                                       45,200          1,112
     Autodesk                                             26,500            988
     Craftmade International                             105,600          1,357
     Exponent*                                            98,350            990
     Peregrine Systems* (A)                               63,300          1,731
     Take-Two Interactive Software* (A)                   87,900          1,746
                                                                    -----------
                                                                          7,924
                                                                    -----------
   MATERIALS -- 6.1%
     Calgon Carbon                                        98,000            830
     Cambrex                                              14,400            686
     International Specialty Products*                    47,700            479
     Massey Energy                                        72,700          1,249
     Minerals Technologies                                28,600          1,215
     Pactiv*                                              89,200          1,385
                                                                    -----------
                                                                          5,844
                                                                    -----------
   SEMICONDUCTORS -- 0.9%
     Richardson Electronics                               70,700            831
                                                                    -----------
   UTILITIES -- 6.6%
     Allete                                               87,200          2,066
     Atmos Energy                                         41,775            844
     Oneok                                                85,300          1,552
     Questar                                              79,000          1,860
                                                                    -----------
                                                                          6,322
                                                                    -----------
     TOTAL COMMON STOCKS
       (Cost $70,363)                                                    75,176
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
40                          1.800.433.6884

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS

JULY 31, 2001

SMALL CAP VALUE FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 10.0%
--------------------------------------------------------------------------------
     iShares Russell 2000 Value Index Fund                32,500    $     4,099
     iShares S&P SmallCap 600 Index Fund (A)              25,300          2,865
     Janus Money Fund (B)                              2,500,000          2,500
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $9,494)                                                      9,464
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 15.1%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures 08/01/01,
       repurchase price $7,323,421
       (collateralized by a U.S. Treasury Bond,
       par value $5,320,000, 8.875%,
       02/15/19, total market value $7,471,661)       $    7,323          7,323
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures 08/01/01,
       repurchase price $7,026,618
       (collateralized by various corporate obligations,
       par value $23,811,164, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $7,375,798) (B)                                     7,026          7,026
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $14,349)                                                    14,349
                                                                    -----------
   TOTAL INVESTMENTS -- 104.1%
     (Cost $94,206)                                                 $    98,989
                                                                    ===========

--------------------------------------------------------------------------------
PERCENTAGES ARE BASED ON NET ASSETS OF $95,117,143.
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $9,108,082.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING. CL -- CLASS

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           41

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

INTERNATIONAL EQUITY FUND

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- 92.5%
--------------------------------------------------------------------------------
   BELGIUM -- 2.0%
     Fortis, Cl B (A)                                     41,500    $     1,085
     Interbrew*                                           46,690          1,226
                                                                    -----------
                                                                          2,311
                                                                    -----------
   CHINA -- 0.4%
     China Mobile*                                       117,000            519
                                                                    -----------
   DENMARK -- 1.1%
     Group 4 Falck                                        11,590          1,341
                                                                    -----------
   FINLAND -- 1.8%
     Nokia Oyj (A)                                        97,820          2,153
                                                                    -----------
   FRANCE -- 14.8%
     Accor                                                17,000            684
     Altran Technologies (A)                               7,960            405
     Aventis                                              37,175          2,858
     BNP Paribas                                          16,760          1,456
     Carrefour                                             7,142            403
     Cie Generale D'Optique Essilor International          4,749          1,411
     Dassault Systemes                                    20,560            868
     GFI Informatique (A)                                 90,768          1,349
     Lafarge                                               4,352            372
     Orange* (A)                                          37,500            298
     Pechiney, Cl A                                       25,300          1,295
     Pinault-Printemps-Redoute (A)                         6,350            938
     Societe Television Francaise 1                       41,140          1,388
     Suez                                                 43,250          1,460
     TotalFinaElf (A)                                     12,750          1,814
     Vivendi Universal (A)                                 9,300            545
                                                                    -----------
                                                                         17,544
                                                                    -----------
   GERMANY -- 5.3%
     Allianz (A)                                           3,750          1,052
     Bayerische Motoren Werke                             32,540          1,145
     Dresdner Bank (A)                                    32,450          1,306
     Fresenius Medical Care                               18,640          1,461
     Henkel KGaA                                          20,470          1,289
                                                                    -----------
                                                                          6,253
                                                                    -----------
   HONG KONG -- 2.6%
     Cheung Kong Holdings                                 79,500            787
     Hong Kong Electric Holdings                         306,000          1,095
     HSBC Holdings                                        26,000            297
     Hutchison Whampoa                                    96,500            931
                                                                    -----------
                                                                          3,110
                                                                    -----------
--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   IRELAND -- 1.1%
     Bank of Ireland*                                    136,420    $     1,295
                                                                    -----------
   ITALY -- 2.7%
     ENI-Ente Nazionale Idrocarburi*                     261,419          3,177
                                                                    -----------
   JAPAN -- 18.8%
     Canon                                                74,000          2,501
     Dai Nippon Printing                                 107,000          1,221
     Daito Trust Construction                             78,300          1,314
     Fuji Photo Film                                      19,000            752
     Fujitsu                                                 500              5
     Honda Motor                                          12,000            546
     Ito-Yokado                                           11,000            484
     Jusco                                                59,000          1,446
     Matsushita Electric Industrial                       87,000          1,212
     Mitsubishi                                          158,000          1,237
     Murata Manufacturing                                 15,550            996
     Nomura Securities                                    37,000            604
     NTT Docomo                                              146          2,022
     Rohm                                                  3,700            510
     Sanyo Electric (A)                                  225,000          1,238
     Seven - Eleven                                       13,500            491
     Sharp (A)                                           113,000          1,299
     Sony (A)                                             18,000            886
     Takeda Chemical Industries                           61,000          2,813
     Toyota Motor                                         19,600            647
                                                                    -----------
                                                                         22,224
                                                                    -----------
   NETHERLANDS -- 9.1%
     Gucci Group                                          14,263          1,221
     Heineken                                             11,425            451
     IHC Caland                                            9,347            439
     ING Groep                                           100,970          3,290
     Koninklijke Ahold                                    43,940          1,320
     Koninklijke Philips Electronics                      48,535          1,357
     TNT Post Group                                       65,207          1,324
     Vedior                                              111,760          1,085
     VNU                                                   8,350            297
                                                                    -----------
                                                                         10,784
                                                                    -----------
   SPAIN -- 2.8%
     Banco Santander Central Hispano                      72,500            638
     Endesa                                               16,800            274
     NH Hoteles*                                         101,635          1,161
     Telefonica*                                          96,510          1,175
                                                                    -----------
                                                                          3,248
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
42                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

INTERNATIONAL EQUITY FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   FOREIGN COMMON STOCKS -- (CONTINUED)
--------------------------------------------------------------------------------
   SWEDEN -- 0.4%
     Skandia Forsakrings                                  45,500    $       420
                                                                    -----------
   SWITZERLAND -- 4.3%
     Nestle                                               11,600          2,485
     Novartis                                             26,700            929
     UBS                                                  36,975          1,677
                                                                    -----------
                                                                          5,091
                                                                    -----------
   TAIWAN -- 0.1%
     Taiwan Semiconductor Manufacturing, ADR*              9,740            159
                                                                    -----------
   UNITED KINGDOM -- 25.2%
     Barclays                                             60,500          1,794
     BG Group                                            588,800          2,350
     BOC Group                                            97,000          1,348
     British Telecommunications                          251,600          1,750
     Cadbury Schweppes                                   183,000          1,247
     Carphone Warehouse Group*                           354,228            649
     CGNU                                                 44,400            626
     Dixons Group                                        159,129            520
     Energis*                                            233,000            405
     Galen Holdings                                       40,307            431
     GlaxoSmithKline                                     115,131          3,326
     Hays                                                220,000            552
     Hilton Group                                        182,000            635
     HSBC Holdings                                        98,100          1,136
     Michael Page International*                         240,000            518
     P&O Princess Cruises                                249,500          1,324
     Reckitt Benckiser                                    92,100          1,365
     Reed International                                  109,500            939
     Royal Bank of Scotland Group                         24,700            563
     Schroders                                           103,162          1,249
     Scottish & Southern Energy                          131,500          1,262
     Shire Pharmaceuticals*                               70,000          1,151
     Spectris                                            157,658            912
     Tesco                                               528,050          1,889
     Unilever                                            115,000            982
     Vodafone Group                                      377,000            825
                                                                    -----------
                                                                         29,748
                                                                    -----------
     TOTAL FOREIGN COMMON STOCKS
       (Cost $114,443)                                                  109,377
                                                                    -----------
--------------------------------------------------------------------------------
   CORPORATE BONDS -- 6.3%
--------------------------------------------------------------------------------
     Bear Stearns (B) (C)
       4.075%, 05/08/02                               $    5,000    $     5,000
     Lehman Brothers Holdings (B) (C)
       3.840%, 11/23/01                                    2,500          2,500
                                                                    -----------
     TOTAL CORPORATE BONDS
       (Cost $7,500)                                                      7,500
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 9.3%
--------------------------------------------------------------------------------
     SEI Daily Income Trust
       Money Market Fund                               8,237,784          8,238
     SEI Daily Income Trust
       Prime Obligation Fund                           2,790,000          2,790
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $11,028)                                                    11,028
                                                                    -----------
--------------------------------------------------------------------------------
   CASH EQUIVALENTS -- 3.6%
--------------------------------------------------------------------------------
     UBOC Money Market Demand Deposit                  4,224,474          4,224
                                                                    -----------
     TOTAL CASH EQUIVALENTS
       (Cost $4,224)                                                      4,224
                                                                    ------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 1.9%
--------------------------------------------------------------------------------
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures 08/01/01,
       repurchase price $2,202,930
       (collateralized by various corporate obligations,
       par value $7,465,088, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $2,312,402) (B)                                $    2,203          2,203
                                                                    -----------
     TOTAL REPURCHASE AGREEMENT
       (Cost $2,203)                                                      2,203
                                                                    -----------
   TOTAL INVESTMENTS -- 113.6%
     (Cost $139,398)                                                    134,332
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (8.2%)                  (9,703)
     OTHER ASSETS AND LIABILITIES -- (5.4%)                              (6,381)
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (13.6%)                         (16,084)
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           43

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

INTERNATIONAL EQUITY FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 3,794,619 outstanding shares
       of beneficial interest                                       $   132,192
     Paid-in Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 171,364 outstanding shares
       of beneficial interest                                             4,365
     Paid-in Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 29,566 outstanding shares
       of beneficial interest                                             1,267
     Paid-in Capital of Class C Shares
       (unlimited authorization -- no par value)
       based on 516 outstanding shares
       of beneficial interest                                                22
     Distributions in excess of net investment income                       (50)
     Accumulated net realized loss on investments                       (14,521)
     Net unrealized appreciation on
       forward foreign currency contracts,
       foreign currency and translation of
       other assets and liabilities in foreign currency                      39
     Net unrealized depreciation on investments                          (5,066)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   118,248
                                                                    ===========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $29.60
                                                                       ========

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                   $29.43
                                                                       ========

   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($29.43 \ 94.5%)                                     $31.14
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (D)                               $29.26
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS C SHARES (D)                               $29.26
                                                                       ========

--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITIES
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $7,847,670.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY
(D) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
44                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- 97.5%
--------------------------------------------------------------------------------
     Alameda County, Santa Rita Jail Project,
       COP, MBIA Insured
       5.250%, 12/01/04                               $      500    $       537
     Anaheim, Public Financing Authority,
       Electric Utility Projects, RB, MBIA Insured
       Callable 04/01/03 @ 102
       5.500%, 10/01/10                                    1,750          1,833
     Anaheim, Water Authority, RB
       Callable 09/07/01 @ 100
       5.750%, 04/01/04                                      250            250
     Atascadero, Unified School District,
       Measure B, Capital Projects,
       Ser A, COP, MBIA Insured
       Callable 08/01/06 @ 102
       5.200%, 08/01/08                                    1,000          1,086
     Bakersfield, Convention Center Expansion
       Project, COP, MBIA Insured
       5.300%, 04/01/06                                      500            543
     Berkeley, Unified School District,
       Ser D, GO, FGIC Insured
       8.250%, 08/01/05                                      345            410
     Berryessa, Unified School District,
       GO, MBIA Insured
       5.375%, 03/01/12                                      460            503
     Brentwood, Unified School District,
       Election 1997 Project, Ser B, GO,
       FGIC Insured
       Callable 08/01/10 @ 101
       4.850%, 08/01/14                                      410            419
     Burlingame, Elementary School District,
       GO, FSA Insured
       5.250%, 07/15/16                                      795            844
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser J-2, RB
       6.000%, 12/01/06                                    1,400          1,582
     California State, Department of Water
       Resources, Central Valley Project,
       Water System, Ser Q, RB
       6.000%, 12/01/07                                    1,500          1,710
       6.000%, 12/01/09                                      500            571
     California State, Educational Facilities
       Authority, Loyola-Marymount University,
       RB, MBIA Insured Callable 10/01/11 @ 101
       4.500%, 10/01/12                                    1,560          1,585
     California State, Educational Facilities
       Authority, Pooled College & University
       Projects, Ser C, RB, MBIA Insured
       5.000%, 03/01/06                                      655            702

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     California State, GO
       7.000%, 08/01/07                               $    1,000    $     1,169
       6.250%, 04/01/08                                    1,000          1,131
       6.250%, 09/01/08                                      695            791
     California State, GO, AMBAC Insured
       6.500%, 09/01/06                                    1,000          1,147
     California State, GO, FGIC Insured
       4.500%, 09/01/10                                    1,000          1,032
     California State, Public Works Board Lease,
       Department of Corrections,
       State Prison Project, Ser E, RB, FSA Insured
       6.000%, 06/01/08                                    1,165          1,324
     California State, Public Works Board Lease,
       Various University of California Projects,
       Ser A, RB, AMBAC Insured
       Callable 12/01/07 @ 102
       5.100%, 12/01/10                                    1,000          1,072
     Central Coast, Water Authority,
       Water Project Regional Facilities,
       Ser A, RB, AMBAC Insured
       Callable 10/01/06 @ 102
       5.000%, 10/01/07                                    2,100          2,276
     Coachella Valley, Water District
       Improvement Authority, Flood Control
       Project, COP, AMBAC Insured
       4.500%, 10/01/06                                    1,045          1,105
     Coast Community College, Coastline
       Community College Center Project,
       COP, MBIA Insured
       Callable 02/01/06 @102
       5.500%, 02/01/11                                      640            688
       5.200%, 02/01/08                                      500            540
     Conejo Valley, Unified School District, GO
       5.000%, 08/01/09                                    1,000          1,077
     Contra Costa County, Merrithew Memorial
       Hospital Project, COP, MBIA Insured
       Callable 11/01/07 @ 102
       5.500%, 11/01/12                                    2,160          2,330
       5.200%, 11/01/09                                    2,000          2,172
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, ETM, RB
       Callable 09/07/01 @ 102
       6.875%, 03/01/07                                      500            560
     Contra Costa, Transportation Authority,
       Sales Tax, Ser A, RB, FGIC Insured
       6.000%, 03/01/06                                    2,200          2,453
       6.000%, 03/01/09                                    1,000          1,139

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           45

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
          Contra Costa, Transportation Authority,
            Sales Tax, Ser A, RB, FGIC Insured
            Callable 03/01/05 @ 100
            5.300%, 03/01/06                         $       600    $       640
          Contra Costa, Water District Authority,
            Ser G, RB, MBIA Insured
            Callable 10/01/04 @ 102
            5.700%, 10/01/06                               2,500          2,734
          Cupertino, Ser A, COP
            Callable 01/01/03 @ 102
            5.500%, 01/01/05                                 500            527
          Desert Sands, Unified School District,
            Capital Projects, COP, FSA Insured
            Callable 03/01/05 @ 102
            5.500%, 03/01/09                                 565            607
            5.400%, 03/01/08                                 660            710
          Downey, Civic Center Project, COP, MBIA Insured
            5.300%, 02/01/06                                 600            650
          East Bay, Municipal Utility District,
            Wastewater Treatment System, RB,
            FGIC Insured
            6.000%, 06/01/06                                 750            841
          East Bay, Municipal Utility District,
            Water System Project, RB,
            MBIA Insured
            Callable 06/01/11 @ 100
            5.250%, 06/01/14                               1,000          1,050
          Eastern Municipal Water District,
            COP Prerefunded @100 (A)
            6.900%, 11/01/02                               1,755          1,849
          Eastern Municipal Water District,
            Ser A, COP, FGIC Insured
            Callable 07/01/11 @ 100
            5.250%, 07/01/13                               1,000          1,062
          Eastern Municipal Water District,
            Water Treatment Plant, COP, FGIC Insured
            5.000%, 07/01/04                               1,000          1,059
          Escondido, Unified High School District,
            ETM, GO, MBIA Insured
            5.200%, 11/01/06                               1,000          1,096
          Escondido, Unified High School District,
            ETM, GO, MBIA Insured
            Callable 11/01/06 @ 102
            5.600%, 11/01/09                               1,000          1,097
          Fremont, Unified High School District,
            Santa Clara, Ser B, GO
            5.000%, 09/01/10                                 600            644
                                                                    -----------
--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
          Fresno, Joint Powers Financing Authority,
            Fresno City Hall, RB, AMBAC Insured
            Callable 08/01/10 @ 100
            4.600%, 08/01/11                         $       500    $       518
          Gilroy, Unified School District,
            Measure J Capital Projects, GO,
            FSA Insured
            Prerefunded @ 102 (A)
            5.750%, 09/01/04                               1,235          1,365
          Glendale, Unified School District,
            Ser A, GO, FGIC Insured
            5.500%, 09/01/05                                 600            656
          Glendale, Unified School District,
            Ser B, GO, FSA Insured
            Callable 09/01/08 @ 101
            4.625%, 09/01/09                                 670            705
          Hawthorne, School District,
            Ser A, GO, FGIC Insured
            4.650%, 11/01/06                               1,000          1,066
          Hollister, Redevelopment Agency,
            Community Development Project, TA,
            AMBAC Insured
            Callable 10/01/07 @102
            5.000%, 10/01/08                                 740            801
          Industry, GO, FGIC Insured
            Callable 07/01/05 @100.625
            5.500%, 07/01/10                                 670            713
          Joshua Basin-Hi Desert Financing
            Authority, Water District Project,
            RB, AMBAC Insured
            4.900%, 05/01/09                                 465            497
            4.800%, 05/01/08                                 445            475
          Kings River, Conservation District,
            Pine Flat Power, Ser F, RB
            4.625%, 01/01/11                                 500            519
          Las Virgenes, Unified School District,
            Ser A, ETM, GO, MBIA Insured
            5.000%, 11/01/05                               1,000          1,079
          Livermore-Amador Valley,
            Water Management Authority,
            Ser A, RB, AMBAC Insured
            Callable 08/01/11 @ 100
            5.250%, 08/01/14                                 750            788
          Los Angeles County, Metropolitan
            Transportation Authority, Sales Tax
            Project, C-2nd Ser, Ser A, RB, FGIC Insured
            5.000%, 07/01/10                               2,000          2,145

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
46                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)
--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       5.250%, 10/01/05                               $    1,700    $     1,842
     Los Angeles County, Public Works
       Financing Authority, Regional Park &
       Open Space District, Ser A, RB
       Callable 10/01/07 @ 101
       5.500%, 10/01/08                                    3,395          3,773
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       6.000%, 05/15/05                                    1,550          1,711
     Los Angeles, Department of Airports,
       Ser A, RB, FGIC Insured
       Callable 05/15/05 @101
       5.500%, 05/15/08                                    1,000          1,075
     Los Angeles, Department of Airports,
       Ser B, RB, FGIC Insured
       6.500%, 05/15/04                                    3,340          3,657
     Los Angeles, Department of Water & Power,
       Ser A-A-1, RB, MBIA Insured
       5.250%, 07/01/10                                    1,000          1,091
     Los Angeles, Ser A, GO, MBIA Insured
       5.500%, 09/01/04                                      700            753
     Los Angeles, Unified School District,
       Ser A, GO, FGIC Insured
       6.000%, 07/01/07                                    1,300          1,474
       6.000%, 07/01/10                                      750            858
       6.000%, 07/01/11                                    1,110          1,279
     Los Angeles, Unified School District,
       Ser D, GO, FGIC Insured
       Callable 07/01/10 @ 100
       5.500%, 07/01/13                                    2,000          2,173
     Los Angeles, Waste Water Systems,
       Ser B, RB, FGIC Insured
       5.250%, 06/01/07                                    1,000          1,093
     Los Angeles, Waste Water Systems,
       Ser C, RB, MBIA Insured
       5.375%, 06/01/12                                      500            548
     Los Gatos-Saratoga, Joint Unified High
       School, Election of 1998 Project,
       Ser B, GO
       Callable 12/01/10 @ 101
       4.750%, 12/01/13                                      365            374
       4.600%, 12/01/12                                      875            896

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Menlo Park, Community Development
       Agency, Las Pulgas Community
       Development Project, TA, AMBAC Insured
       Callable 06/01/10 @ 102
       4.650%, 06/01/11                               $      520    $       542
     Merced County, Construction & Equipment
       Project, CSAC Lease, COP, FSA Insured
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                                      610            640
     Merced County, Construction & Equipment
       Project, CSAC Lease, ETM, COP, FSA Insured
       Callable 10/01/02 @ 101
       6.000%, 10/01/05                                      640            672
     Metropolitan, Water District of
       Southern California, Ser A, RB
       5.250%, 07/01/11                                    1,000          1,091
     Metropolitan, Water District of
       Southern California, Ser A, RB
       Callable 07/01/11 @ 101
       5.375%, 07/01/12                                    1,000          1,091
     Metropolitan, Water District of
       Southern California, Waterworks
       Project, Ser B, GO
       4.000%, 03/01/11                                    1,000            994
     Metropolitan, Water District of
       Southern California, Ser B, RB,
       MBIA Insured
       Callable 07/01/06 @ 102
       5.250%, 07/01/07                                    1,820          1,991
     Metropolitan, Water District of
       Southern California, Ser C, RB
       Callable 01/01/07 @102
       6.000%, 07/01/07                                    1,900          2,154
     Milpitas, Redevelopment Agency,
       Redevelopment Project, Area No. 1,
       TA, MBIA Insured
       4.600%, 01/15/06                                    1,040          1,096
     Mojave, Water Agency, Supplemental
       Water Entitlement, COP, MBIA Insured
       Callable 09/01/07 @ 102
       5.100%, 09/01/08                                      500            544
     Mountain View, Los Altos High School District,
       Ser B, GO
       Callable 05/01/07 @ 102
       5.650%, 05/01/12                                      585            635
       5.350%, 05/01/09                                      755            824
       5.250%, 05/01/08                                      500            547

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           47

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS

JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Mountain View, Shoreline Regional Park
       Community, Ser A, TA, MBIA Insured
       Callable 08/01/06 @102
       5.600%, 08/01/10                               $      500    $       546
       5.400%, 08/01/08                                      700            768
     Northern California, Power Agency,
       Multiple Capital Facilities, Ser A,
       RB, MBIA Insured Subject to Crossover
       Refunding, 08/01/02 @102
       6.400%, 08/01/07                                    1,420          1,497
     Oak Park, Unified School District,
       GO, MBIA Insured
       5.250%, 05/01/08                                    1,015          1,110
     Orange County, Local Transportation
       Authority, Measure M, First Senior, RB
       6.000%, 02/15/07                                    2,040          2,292
     Orange County, Local Transportation
       Authority, Measure M, Second Senior, RB,
       FGIC Insured
       6.000%, 02/15/07                                    2,345          2,641
       5.800%, 02/15/05                                    1,000          1,091
     Orange County, Local Transportation
       Authority, Measure M, Second Senior,
       Ser A, RB, MBIA Insured
       5.500%, 02/15/08                                    3,300          3,647
     Orange County, Municipal Water District,
       Allen-McColloch Pipeline Project, COP,
       MBIA Insured
       5.500%, 07/01/05                                    2,000          2,178
       Orange County, Water District, Ser A, COP,
         MBIA Insured
         Callable 08/15/07 @101
         4.875%, 08/15/10                                  2,000          2,105
       Port Oakland, Ser D, RB, MBIA Insured
         6.500%, 11/01/03                                    500            539
       Redding, Electric System, Ser A, COP,
         MBIA Insured
         6.150%, 07/01/02                                  1,000          1,031
       Redwood City, Elementary School District,
         GO, FGIC Insured
         5.500%, 08/01/10                                  1,140          1,267
         5.500%, 08/01/14                                    500            550
       Riverside, Water Authority,
         RB Callable 10/01/01 @100.50
         5.750%, 04/01/03                                    250            253

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Sacramento, Municipal Utility District,
       Electric, Ser C, ETM, RB, FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                               $      570    $       602
     Sacramento, Municipal Utility District,
       Electric, Ser C, RB, FGIC Insured
       Callable 11/15/02 @ 102
       5.750%, 11/15/08                                      380            399
     Sacramento, Regional County,
       Sanitation District Financing Authority, GO
       5.000%, 08/01/04                                      870            923
     San Bernardino County, Transportation
       Authority, Ser A, ETM, RB, FGIC Insured
       Callable 03/01/02 @ 102
       6.000%, 03/01/06                                    1,000          1,038
     San Bernardino County, Transportation
       Authority, Ser A, RB, FSA Insured
       5.250%, 03/01/07                                    2,000          2,178
     San Bernardino County, Transportation
       Authority, Ser A, RB, MBIA Insured
       6.250%, 03/01/10                                    2,000          2,313
       6.000%, 03/01/06                                    1,735          1,935
     San Bernardino, Municipal Water
       Department, Sewer Authority, COP,
       FGIC Insured
       4.500%, 02/01/09                                    1,025          1,067
     San Bernardino, Municipal Water
       Department, Sewer Authority, COP,
       FGIC Insured
       Callable 02/01/09 @101
       5.000%, 02/01/11                                    1,130          1,208
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       6.000%, 04/01/06                                    3,000          3,349
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, AMBAC Insured
       Callable 04/01/06 @ 102
       5.000%, 04/01/08                                    1,995          2,140
     San Diego County, Regional Transportation
       Commission, Second Senior,
       Ser A, RB, FGIC Insured
       5.250%, 04/01/06                                    2,100          2,279
     San Diego County, Water Authority,
       Ser A, COP
       5.000%, 05/01/04                                    2,625          2,773

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
48                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     San Diego - Metropolitan Transit
       Development Board Authority, Lease, RB
       Callable 09/01/04 @ 102
       5.500%, 09/01/07                               $      450    $       484
     San Diego, Public Facilities Financing
       Authority, RB, FGIC Insured
       6.000%, 05/15/06                                    2,800          3,136
       6.000%, 05/15/07                                    2,000          2,263
     San Diego, Water Utility System,
       RB, FGIC Insured
       4.400%, 08/01/08                                    1,000          1,045
     San Francisco City & County, Airport
       Commission, International Airport,
       Second Senior, Issue 20, RB, MBIA Insured
       Callable 05/01/08 @ 101
       4.250%, 05/01/09                                    1,000          1,025
     San Francisco City & County,
       Ser A, RB, FSA Insured
       5.000%, 11/01/10                                    1,000          1,075
       5.000%, 11/01/11                                    1,000          1,074
     San Francisco, Bay Area Rapid Transit, RB
       5.500%, 07/01/05                                    2,850          3,103
     San Francisco, Bay Area Rapid Transit District,
       RB, AMBAC Insured
       Callable 07/01/2011 @ 100
       5.250%, 07/01/14                                    1,000          1,054
     San Francisco, New Public Housing
       Authority, RB
       Callable 02/01/02 @ 101
       5.000%, 08/01/03                                      350            358
     San Joaquin County, Capital Facilities
       Project, COP, MBIA Insured
       4.800%, 11/15/07                                    1,000          1,075
       4.625%, 11/15/05                                    1,035          1,098
     San Jose, Financing Authority,
       Convention Center Project,
       Ser F, RB, MBIA Insured
       4.250%, 09/01/11                                    1,000          1,011
     San Jose, Libraries & Parks Project, GO
       4.750%, 09/01/09                                    1,000          1,061
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       AMBAC Insured
       Callable 08/01/08 @102
       5.000%, 08/01/09                                    1,500          1,616

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
     San Jose, Redevelopment Agency, Merged
       Area Redevelopment Project, TA,
       MBIA Insured
       6.000%, 08/01/06                               $    1,300    $     1,463
       6.000%, 08/01/07                                    1,625          1,846
       6.000%, 08/01/08                                    2,000          2,285
       6.000%, 08/01/09                                    1,500          1,718
     San Jose, Unified School District,
       Ser B, GO, MBIA Insured
       Callable 08/01/08 @ 102
       4.000%, 08/01/09                                      800            807
     San Juan, Unified School District,
       GO, FSA Insured
       5.250%, 08/01/08                                      500            548
       5.250%, 08/01/10                                    1,000          1,093
     San Luis Obispo, County Financing
       Authority, Lopez Dam Improvement,
       Ser A, RB, MBIA Insured
       Callable 08/01/10 @ 100
       4.600%, 08/01/11                                      470            487
     San Mateo County, Transit District,
       Ser A, RB, MBIA Insured
       5.250%, 06/01/16                                    2,000          2,120
     San Mateo, Union High School District,
       Election of 2000, Ser A, GO, FGIC Insured
       Callable 09/01/11 @ 100
       5.375%, 09/01/13                                    2,195          2,373
     Santa Ana, Community Redevelopment
       Agency, Mainplace Project, Ser E, ETM, RB
       6.400%, 12/15/10                                      695            769
     Santa Barbara County, Local Transportation
       Authority, Sales Tax, RB, FGIC Insured
       Callable 4/01/04 @ 101
       5.000%, 04/01/07                                    1,000          1,048
     Santa Clara County, Financing Authority,
       Ser A, RB, AMBAC Insured
       4.600%, 11/15/06                                    1,350          1,436
     Santa Cruz County, Public Financing
       Authority, Ser A, TA, MBIA Insured
       Callable 09/01/03 @ 102
       5.100%, 09/01/05                                      500            531
     Santa Maria, Union High School District,
       Ser A, GO, FSA Insured
       5.500%, 08/01/15                                      510            558
     South Orange County, Public Financing
       Authority, Foothill Area, Ser C, RB,
       FGIC Insured
       7.500%, 08/15/07                                    1,000          1,211

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           49

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)
--------------------------------------------------------------------------------
Description                                     Shares/Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     South Placer, Waste Water Authority,
       Ser A , RB, FGIC Insured
       4.500%, 11/01/10                              $     1,000    $     1,038
     Southern California, Public Power Authority,
       Ser B, RB, AMBAC Insured
       Callable 07/01/02 @ 102
       5.900%, 07/01/04                                    1,000          1,049
     Tulare County, Capital Improvement Project,
       Ser A, COP, MBIA Insured
       5.375%, 02/15/06                                      500            544
       5.250%, 02/15/05                                    1,000          1,073
     Turlock, Irrigation District, Ser A, RB,
       MBIA Insured
       6.000%, 01/01/07                                    1,000          1,120
       6.000%, 01/01/08                                    1,425          1,608
     University of California, UCLA Center,
       Chiller/Cogen Project, COP
       Callable 11/01/03 @ 102
       5.000%, 11/01/04                                    1,000          1,064
     Upland, Community Redevelopment
       Agency, Merged Project, Ser A, TA,
       AMBAC Insured
       Callable 09/01/08 @ 102
       4.200%, 09/01/09                                      860            879
     West Basin, Municipal Water District,
       1992 Project, Ser A, COP, AMBAC Insured
       Callable 08/01/07 @ 101
       5.000%, 08/01/08                                      425            458
     West Hollywood, COP, MBIA Insured
       Callable 02/01/08 @ 102
       4.550%, 02/01/09                                      665            694
     Wiseburn, School District, Ser A, GO,
       FGIC Insured
       Callable 08/01/10 @ 100
       4.900%, 08/01/15                                      500            507
       4.500%, 08/01/11                                      330            339
                                                                    -----------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $180,895)                                                  190,755
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANY -- 2.4%
--------------------------------------------------------------------------------
     Provident California Tax Free
       Money Market                                    4,684,955          4,685
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANY
       (Cost $4,685)                                                      4,685
                                                                    -----------
   TOTAL INVESTMENTS -- 99.9%
     (Cost $185,580)                                                    195,440
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                274
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization - no par value)
       based on 11,977,990 outstanding shares
       of beneficial interest                                       $   114,680
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 6,691,545 outstanding shares
       of beneficial interest                                            67,054
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 325,436 outstanding shares
       of beneficial interest                                             3,290
     Undistributed net investment income                                    151
     Accumulated net realized gain on investments                           679
     Net unrealized appreciation on investments                           9,860
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   195,714
                                                                    ===========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $10.32
                                                                       ========

   NET ASSET VALUE AND REDEMPTION PRICE
     PER SHARE -- CLASS A SHARES                                         $10.28
                                                                       ========

   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($10.28 \ 96.75%)                                    $10.63
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (B)                               $10.29
                                                                       ========
--------------------------------------------------------------------------------
(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
CSAC -- CALIFORNIA STATE ASSOCIATION OF COUNTIES
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SER -- SERIES
TA -- TAX ALLOCATION

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
50                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BOND FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   U.S. TREASURY OBLIGATIONS -- 9.5%
--------------------------------------------------------------------------------
     U.S. Treasury Bonds (A)
      10.375%, 11/15/12                               $    3,000    $     3,870
       8.750%, 08/15/20                                    4,935          6,747
       8.125%, 08/15/19                                   12,500         16,086
       7.250%, 05/15/16                                   16,100         18,935
       7.250%, 08/15/22                                    1,500          1,800
       7.125%, 02/15/23                                    4,000          4,742
                                                                    -----------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $47,152)                                                    52,180
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 4.0%
--------------------------------------------------------------------------------
     FNMA
       7.125%, 02/15/05                                    9,650         10,371
     FNMA (A)
       6.375%, 06/15/09                                   11,000         11,502
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $20,304)                                                    21,873
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 33.2%
--------------------------------------------------------------------------------
     FHLMC
       7.000%, 09/01/01                                      789            805
     FHLMC CMO REMIC, Ser 1666, Cl J
       6.250%, 01/15/24                                    2,000          2,037
     FNMA
       8.500%, 05/01/25                                      293            309
       8.000%, 08/01/24                                       44             46
       8.000%, 09/01/24                                       14             15
       8.000%, 10/01/24                                       76             79
       8.000%, 07/01/26                                      492            511
       7.500%, 12/01/26                                    5,634          5,803
       7.000%, 12/01/10                                   15,450         15,865
       7.000%, 05/01/30                                    4,153          4,231
       6.500%, 12/01/07                                      866            881
       6.500%, 03/01/24                                      767            768
       6.500%, 01/01/26                                      693            693
       6.500%, 05/01/26                                      534            534
       6.500%, 01/01/28                                      661            661
       6.500%, 02/01/28                                    1,109          1,109
       6.500%, 03/01/28                                    1,435          1,436
       6.500%, 04/01/28                                    4,146          4,148
       6.500%, 01/01/29                                   11,796         11,799
       6.500%, 06/01/29                                   16,293         16,298
       6.500%, 07/01/29                                    7,441          7,464
       6.500%, 08/01/29                                    4,596          4,598
       6.500%, 05/01/30                                   11,740         11,743

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY
   MORTGAGE-BACKED OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
     FNMA -- (continued)
       6.000%, 05/01/09                               $      478    $       478
       6.000%, 09/01/10                                      877            877
       6.000%, 05/01/11                                    1,460          1,460
       6.000%, 01/01/12                                    1,172          1,172
       6.000%, 03/01/13                                    2,120          2,120
       6.000%, 12/01/27                                    1,606          1,572
       6.000%, 07/01/28                                    6,984          6,868
       6.000%, 08/01/28                                      850            836
       6.000%, 10/01/28                                    4,097          4,020
       6.000%, 12/01/28                                   28,232         27,624
     FNMA CMO REMIC, Ser 1993-137, Cl C
       6.200%, 09/25/02                                    1,594          1,599
     FNMA CMO REMIC, Ser 1993-140, Cl H
       6.500%, 03/25/13                                    1,500          1,541
     GNMA
       8.000%, 04/15/17                                      155            161
       8.000%, 05/15/17                                       67             70
       8.000%, 11/15/26                                    5,514          5,750
       7.500%, 01/15/24                                      658            682
       7.500%, 02/15/24                                      508            526
       7.500%, 09/15/25                                      267            277
       7.500%, 02/15/27                                      422            437
       7.500%, 06/15/27                                      181            187
       7.500%, 07/15/27                                      865            897
       7.500%, 08/15/27                                      592            613
       7.000%, 01/15/24                                      372            382
       7.000%, 04/15/24                                      733            751
       6.500%, 06/15/23                                    1,448          1,459
       6.500%, 12/15/23                                      830            836
       6.500%, 01/15/24                                      288            290
       6.500%, 02/15/24                                      563            567
       6.500%, 10/15/25                                      578            583
       6.500%, 04/15/26                                    1,221          1,231
       6.500%, 01/15/29                                    4,021          4,053
       6.500%, 05/15/29                                   13,295         13,366
       6.500%, 06/15/29                                      432            435
       6.500%, 11/15/29                                      563            567
       6.000%, 07/15/28                                    1,782          1,762
       6.000%, 08/15/28                                      880            870
       6.000%, 09/15/28                                    4,374          4,324
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $179,481)                                                  183,076
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           51

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- 50.9%
--------------------------------------------------------------------------------
   CONSUMER DISCRETION -- 10.5%
     Continental Cablevision
       9.500%, 08/01/13                               $    4,000    $     4,490
     E.W. Scripps
       6.375%, 10/15/02                                    4,000          4,080
     General Motors
       8.950%, 07/02/09                                    3,796          4,119
     Hertz
       6.625%, 05/15/08                                    8,600          8,654
     JC Penney
       6.000%, 05/01/06                                    1,230          1,070
     Kmart
       8.375%, 12/01/04                                    9,000          8,944
     Sears Roebuck
       7.000%, 06/15/07                                    6,500          6,719
     Staples
       7.125%, 08/15/07                                    2,500          2,484
     TCI Communications
       6.875%, 02/15/06                                    4,000          4,120
     Time Warner
       7.480%, 01/15/08                                    6,500          6,955
     Walt Disney, MTN
       5.620%, 12/01/08                                    6,455          6,197
                                                                    -----------
                                                                         57,832
                                                                    -----------
   CONSUMER STAPLES -- 0.2%
     Philip Morris
       7.750%, 01/15/27                                    1,000          1,016
                                                                    -----------
   ENERGY -- 0.6%
     Coastal
       9.625%, 05/15/12                                    1,000          1,176
     Phillips Petroleum
       7.125%, 03/15/28                                    2,000          1,825
                                                                    -----------
                                                                          3,001
                                                                    -----------
   FINANCIALS -- 24.4%
     Associates of N.A
       6.000%, 04/15/03                                    8,000          8,210
     Banponce
       6.750%, 12/15/05                                    2,000          2,010
     Bear Stearns (B) (C)
       4.075%, 01/22/02                                    5,000          5,000
       4.055%, 01/08/02                                   10,000         10,000
     Chase Manhattan
       5.750%, 04/15/04                                    6,000          6,158
     Citicorp
       6.750%, 08/15/05                                    4,075          4,253
     Conseco
       9.000%, 10/15/06                                    4,000          3,700

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
   FINANCIALS -- (CONTINUED)
       EOP Operating
         6.800%, 01/15/09                            $     1,000    $     1,000
       First Union National Bank (B) (C)
         3.975%, 01/24/02                                 10,000         10,000
       FleetBoston Financial
         8.375%, 12/15/02                                  3,750          3,947
       Ford Motor Credit
         6.500%, 02/28/02                                  7,000          7,096
       GE Global Insurance
         7.750%, 06/15/30                                  5,000          5,622
       General Motors Acceptance, MTN
         5.350%, 12/07/01                                  5,000          5,025
       Golden West Financial
         6.700%, 07/01/02                                  5,500          5,617
       HSBC Americas
         6.625%, 03/01/09                                  4,000          4,065
       Korea Development Bank
         7.125%, 04/22/04                                 10,000         10,400
       Lehman Brothers Holdings
         8.750%, 05/15/02                                  4,000          4,134
       Lehman Brothers Holdings (B) (C)
         3.840%, 11/23/01                                 10,000         10,000
       Mellon Bank
         7.000%, 03/15/06                                  1,500          1,592
       Mercantile Bancorp
         7.050%, 06/15/04                                  4,000          4,190
       Morgan Stanley Dean Witter
         6.750%, 04/15/11                                  5,000          5,094
         6.125%, 10/01/03                                  4,300          4,424
       Travelers Group
         7.300%, 05/15/02                                  5,000          5,131
       U.S. Bancorp
         6.875%, 09/15/07                                  7,500          7,828
                                                                    -----------
                                                                        134,496
                                                                    -----------
   FOREIGN GOVERNMENTS -- 0.2%
     Hydro Quebec, Ser IO
       8.050%, 07/07/24                                    1,125          1,288
                                                                    -----------
   INDUSTRIALS -- 3.9%
     Boeing
       6.875%, 11/01/06                                    4,000          4,215
     Caterpillar Tractor
       6.000%, 05/01/07                                    4,360          4,420
     Continental Airlines
       6.748%, 03/15/17                                    2,214          2,146
     Lockheed Martin
       7.700%, 06/15/08                                    1,500          1,631

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
52                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS

JULY 31, 2001

BOND FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS -- (CONTINUED)
--------------------------------------------------------------------------------
   INDUSTRIALS -- (CONTINUED)
     Raychem
       7.200%, 10/15/08                               $    3,000    $     3,113
     Raytheon
       6.150%, 11/01/08                                    4,500          4,264
     Tyco International
       6.500%, 11/01/01                                    1,800          1,811
                                                                    -----------
                                                                         21,600
                                                                    -----------
   INFORMATION TECHNOLOGY -- 0.9%
     IBM
       6.500%, 01/15/28                                    5,000          4,825
                                                                    -----------
   MATERIALS -- 1.2%
     Georgia-Pacific
       9.875%, 11/01/21                                    5,000          5,200
     Potash
       7.125%, 06/15/07                                    1,500          1,549
                                                                    -----------
                                                                          6,749
                                                                    -----------
   TELECOMMUNICATIONS -- 2.9%
     Chesapeake & Potomac Telephone of Maryland
       8.000%, 10/15/29                                    2,980          3,259
     Motorola
       6.750%, 02/01/06                                    2,400          2,369
     New England Telephone & Telegraph
       7.875%, 11/15/29                                    5,625          6,159
     Qwest Communications, Ser B
       7.500%, 11/01/08                                    4,000          4,145
                                                                    -----------
                                                                         15,932
                                                                    -----------
   UTILITIES -- 6.1%
     Arkansas Electric Cooperative
       7.330%, 06/30/08                                    1,853          1,960
     Baltimore Gas & Electric, MTN, Ser G
       5.780%, 10/01/08                                    4,000          3,860
     Cleveland Electric, Ser B
       7.670%, 07/01/04                                    5,900          6,195
     Kinder Morgan
       7.250%, 03/01/28                                    4,600          4,520
     Oklahoma Gas & Electric
       6.650%, 07/15/27                                    2,500          2,553
     Old Dominion Electric, Ser 93-A
       7.480%, 12/01/13                                    5,550          5,744
     Sierra Pacific Resources, Ser B
       6.200%, 04/15/04                                    9,000          8,843
                                                                    -----------
                                                                         33,675
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS
       (Cost $274,679)                                                  280,414
                                                                    -----------
--------------------------------------------------------------------------------
   ASSET BACKED SECURITIES -- 6.3%
--------------------------------------------------------------------------------
     American Express Master Trust,
       Ser 1998-1, Cl A
       5.900%, 04/15/04                               $    4,000    $     4,115
     Citibank Credit Card Master Trust,
       Ser 1998-3, Cl A
       5.800%, 02/07/05                                    5,400          5,532
     Contimortgage Home Equity Loan Trust,
       Ser 1995-3, Cl A4
       7.440%, 09/15/12                                       69             69
     EQCC Home Equity Loan Trust,
       Ser 1995-2, Cl A4
       7.800%, 12/15/10                                      345            347
     EQCC Home Equity Loan Trust,
       Ser 1996-3, Cl A6
       7.400%, 12/15/19                                    5,000          5,190
     GE Capital Mortgage Service,
       Ser 1994-1, Cl A6
       6.500%, 01/25/24                                      628            628
     Green Tree Financial, Ser 1995-4, Cl A4
       6.750%, 06/15/25                                       54             54
     Green Tree Financial, Ser 1995-9, Cl A5
       6.800%, 01/15/27                                    5,409          5,578
     MBNA Master Credit Card Trust,
       Ser 2000-L, Cl A
       6.500%, 04/15/10                                    7,000          7,321
     Residential Funding Mortgage,
       Ser 1992-S36, Cl A4
       6.750%, 11/25/07                                    1,120          1,145
     Pemex Project Funding Master Trust (D)
       9.125%, 10/13/10                                    4,500          4,719
                                                                    -----------
     TOTAL ASSET BACKED SECURITIES
       (Cost $33,665)                                                    34,698
                                                                    -----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- 0.6%
--------------------------------------------------------------------------------
     OGE Energy (B)
       4.006%, 08/13/01                                    3,000          3,000
                                                                    -----------
     TOTAL COMMERICAL PAPER
       (Cost $3,000)                                                      3,000
                                                                    -----------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 4.0%
--------------------------------------------------------------------------------
     Janus Money Fund (B)                             10,000,000         10,000
     Marshall Funds Class I (B)                        2,000,000          2,000
     Merrimac Cash Fund (B)                           10,000,000         10,000
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $22,000)                                                    22,000
                                                                    -----------

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           53

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

BOND FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 2.2%
--------------------------------------------------------------------------------
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $6,402,280
       (collateralized by a U.S. Treasury Bond,
       par value $4,650,000, 8.875%, 02/15/19,
       total market value $6,530,681)                     $6,402    $     6,402
     Lehman Brothers, Inc.
       3.935%, dated 07/31/01, matures
       08/01/01, repurchase price $5,973,230
       (collateralized by various corporate obligations,
       par value $20,241,538, 1.051-9.000%,
       06/17/03-02/25/30, total market value
       $6,270,063) (B)                                     5,973          5,973
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $12,375)                                                    12,375
                                                                    -----------
   TOTAL INVESTMENTS -- 110.7%
     (Cost $592,656)                                                    609,616
                                                                    -----------
     PAYABLE UPON RETURN OF SECURITIES LOANED -- (12.0%)                (65,973)
     OTHER ASSETS AND LIABILITIES -- 1.3%                                 7,261
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (10.7%)                         (58,712)
                                                                    -----------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 49,000,970 outstanding shares
       of beneficial interest                                       $   521,938
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 1,420,764 outstanding shares
       of beneficial interest                                            15,584
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 211,721 outstanding shares
       of beneficial interest                                             2,262
     Undistributed net investment income                                    649
     Accumulated net realized loss on investments                        (6,489)
     Net unrealized appreciation on investments                          16,960
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   550,904
                                                                    ===========

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS: (CONTINUED)
--------------------------------------------------------------------------------
   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                 $10.88
                                                                       ========

   NET ASSET VALUE AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                   $10.78
                                                                       ========

   MAXIMUM OFFERING PRICE PER SHARE --
     CLASS A SHARES ($10.78 \ 96.75%)                                    $11.14
                                                                       ========

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (E)                               $10.76
                                                                       ========

--------------------------------------------------------------------------------
(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY IS ON LOAN AT JULY 31, 2001 (SEE NOTE 5). THE TOTAL VALUE OF SECURITIES ON LOAN AT JULY 31, 2001 WAS $64,802,046.
(B) THIS SECURITY PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY.
(D) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(E) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
CL -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
N.A. -- NORTH AMERICA
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
SER -- SERIES

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
54                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. TREASURY BILLS* -- 89.5%
--------------------------------------------------------------------------------
     U.S. Treasury Bills*
       3.561%, 08/02/01                               $   53,071    $    53,066
       3.722%, 08/09/01                                   79,332         79,268
       3.712%, 08/16/01                                  100,000         99,849
       3.627%, 08/23/01                                  100,000         99,783
       3.647%, 08/30/01                                  100,000         99,721
       3.671%, 09/06/01                                   50,000         49,821
       3.607%, 09/20/01                                   11,225         11,170
       3.614%, 09/27/01                                  110,933        110,312
       3.729%, 10/04/01                                  235,472        233,950
       3.713%, 10/11/01                                  161,710        160,556
       3.713%, 10/25/01                                   44,304         43,926
       3.755%, 11/01/01                                   22,510         22,301
       3.738%, 11/08/01                                  100,000         99,004
       3.702%, 11/15/01                                   67,519         66,806
       3.622%, 12/13/01                                   50,000         49,347
                                                                    -----------
     TOTAL U.S. TREASURY BILLS*
       (Cost $1,278,880)                                              1,278,880
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. TREASURY NOTES -- 12.3%
--------------------------------------------------------------------------------
     U.S. Treasury Notes
       5.500%, 08/31/01                                  150,000        150,133
       5.875%, 10/31/01                                   26,406         26,527
                                                                    -----------
     TOTAL U.S. TREASURY NOTES
       (Cost $176,660)                                                  176,660
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. TREASURY STRIPS* -- 5.2%
--------------------------------------------------------------------------------
     U.S. Treasury STRIPS*
       5.985%, 08/15/01                                   25,000         24,944
       3.519%, 11/15/01                                   50,000         49,499
                                                                    -----------
     TOTAL U.S. TREASURY STRIPS*
       (Cost $74,443)                                                    74,443
                                                                    -----------
   TOTAL INVESTMENTS -- 107.0%
     (Cost $1,529,983)                                                1,529,983
                                                                    -----------
     SECURITIES PURCHASED PAYABLE -- (7.0%)                             (99,721)
     OTHER ASSETS AND LIABILITIES -- (0.0%)                                (770)
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (7.0%)                         (100,491)
                                                                    -----------

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 366,079,677 outstanding shares
       of beneficial interest                                       $   366,080
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       base on 252,487,284 outstanding shares
       of beneficial interest                                           252,487
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par value)
       base on 810,692,795 outstanding shares
       of beneficial interest                                           810,693
     Undistributed net investment income                                    129
     Accumulated net realized gain on investments                           103
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $ 1,429,492
                                                                    ===========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                  $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                    $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES                                    $1.00
                                                                        =======

--------------------------------------------------------------------------------
*  REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
STRIPS -- SEPARATELY TRADED REGISTERED INTEREST AND PRINCIPAL SECURITIES

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                          55

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS-DISCOUNTED* -- 29.8%
--------------------------------------------------------------------------------
     FHLB
       4.176%, 09/26/01                               $   25,000    $    24,841
     FHLMC
       3.840%, 08/01/01                                   25,000         25,000
       5.003%, 08/03/01                                   10,000          9,997
       3.919%, 08/23/01                                   20,000         19,953
       4.110%, 02/28/02                                   20,000         19,535
       3.771%, 04/25/02                                   20,000         19,457
     FNMA
       3.694%, 09/27/01                                   25,000         24,855
       3.943%, 01/11/02                                   10,000          9,826
       4.036%, 04/05/02                                    5,000          4,866
       4.035%, 04/05/02                                    5,000          4,866
     SLMA
       3.799%, 06/14/02                                   20,000         19,355
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY
       OBLIGATIONS--DISCOUNTED*
       (Cost $182,551)                                                  182,551
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 33.8%
--------------------------------------------------------------------------------
     FFCB (A)
       3.743%, 12/05/01                                   25,000         25,000
     FHLB (A)
       3.750%, 02/15/02                                   20,000         19,998
       3.660%, 02/15/02                                   20,000         19,997
     FHLMC
       6.780%, 04/10/02                                    6,100          6,206
     FNMA
       5.375%, 03/15/02                                   12,000         12,114
     FNMA (A)
       3.700%, 08/17/01                                   25,000         25,000
       3.720%, 10/04/01                                   28,700         28,698
       3.770%, 11/05/01                                   25,000         25,004
       3.800%, 06/18/02                                   35,000         35,000
     SLMA
       3.760%, 07/16/02                                   10,000         10,000
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
       (Cost $207,017)                                                  207,017
                                                                    -----------
--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 36.4%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       3.850%, dated 07/31/01, matures
       08/01/01, repurchase price $26,913,831
       (collateralized by various government
       obligations, par value $27,473,000,
       0.000-6.250%, 11/21/01-07/19/11,
       total market value $27,449,559)                $   26,911    $    26,911
     Deutsche Bank Securities, Inc.
       3.850%, dated 07/31/01, matures
       08/01/01, repurchase price $26,540,974
       (collateralized by various government
       obligations, par value $26,025,000,
       5.625-5.750%, 05/14/04-02/15/08,
       total market value $27,069,027)                    26,538         26,538
     JP Morgan Securities, Inc.
       3.850%, dated 07/31/01, matures
       08/01/01, repurchase price $27,204,250
       (collateralized by various government
       obligations, par value $27,540,000,
       4.875-5.120%, 12/21/01-01/22/02,
       total market value $27,745,878)                    27,201         27,201
     UBS Warburg, LLC
       3.850%, dated 07/31/01, matures
       08/01/01, repurchase price $142,746,625
       (collateralized by various government
       obligations, par value $260,595,000,
       0.000-8.625%, 10/15/01-10/15/29,
       total market value $145,587,293)                  142,731        142,731
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $223,381)                                                  223,381
                                                                    -----------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $612,949)                                                    612,949
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.0)%                             (186)
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
56                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                                          Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization -- no par value)
       based on 403,296,784 outstanding shares
       of beneficial interest                                       $   403,297
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 47,062,266 outstanding shares
       of beneficial interest                                            47,062
     Paid-in-Capital of Class B Shares
       (unlimited authorization -- no par value)
       based on 962,733 outstanding shares
       of beneficial interest                                               963
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par value)
       based on 161,462,632 outstanding shares
       of beneficial interest                                           161,463
     Distributions in excess of net investment income                       (23)
     Accumulated net realized gain on investments                             1
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   612,763
                                                                    ============

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                  $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                    $1.00
                                                                        =======

   NET ASSET VALUE AND OFFERING
     PRICE PER SHARE -- CLASS B SHARES (B)                                $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES                                    $1.00
                                                                        =======

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2001.
(B) CLASS B HAS A CONTINGENT DEFERRED SALES CHARGE. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES, SEE THE NOTES TO THE FINANCIAL STATEMENTS.
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            57

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - DOMESTIC -- 4.3%
--------------------------------------------------------------------------------
     American Express Centurion Bank
       3.750%, 08/17/01                               $   50,000    $    50,000
     Comerica Bank
       5.240%, 01/11/02                                   46,500         46,500
     First Tennessee Bank N.A. (A)
       4.000%, 01/31/02                                   50,000         50,004
     National City Bank of Indiana
       5.290%, 01/14/02                                   50,000         50,000
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
       (Cost $196,504)                                                  196,504
                                                                    -----------
--------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT - YANKEE -- 19.1%
--------------------------------------------------------------------------------
     ABN-Amro Bank N.V. (Chicago)
       4.000%, 11/08/01                                   64,000         64,012
     Bayerische Hypo-Und Vereinsbank A.G. (New York)
       4.050%, 08/16/01                                   50,000         50,002
       3.700%, 09/10/01                                   50,000         50,000
     BNP Paribas (New York)
       3.630%, 12/27/01                                   50,000         50,006
     Commerzbank A.G. (New York)
       4.500%, 09/12/01                                   30,000         30,028
     Deutsche Bank (New York)
       4.000%, 08/14/01                                   50,000         50,000
       3.660%, 10/10/01                                   50,000         50,000
       3.840%, 12/04/01                                   50,000         50,000
       4.360%, 05/01/02                                   50,000         50,000
     Lloyds TSB Bank (New York)
       3.610%, 12/28/01                                   50,000         50,002
     Natexis Banque Populares (New York)
       3.940%, 08/31/01                                   50,000         50,000
       3.720%, 09/04/01                                   50,000         50,000
       3.660%, 09/28/01                                   50,000         50,001
     Rabobank Nederland N.V. (New York)
       3.740%, 10/02/01                                   50,000         50,005
       5.205%, 01/22/02                                   15,000         15,037
     UBS A.G. (Stamford)
       4.370%, 05/02/02                                   50,000         49,998
     Westdeutsche Landesbank Girozentrale (New York)
       3.980%, 11/15/01                                   50,000         50,000
       3.960%, 11/21/01                                   50,000         50,006
                                                                    -----------
     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
       (Cost $859,097)                                                  859,097
                                                                    -----------

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
EURODOLLAR CERTIFICATES OF DEPOSIT -- 4.4%
--------------------------------------------------------------------------------
     Bayerische Landesbank Girozentrale (London)
       4.530%, 09/26/01                               $   75,000    $    75,001
       3.790%, 12/03/01                                   50,000         50,002
     Citibank N.A. (London)
       3.650%, 12/20/01                                   50,000         50,000
     Commerzbank A.G. (London )
       5.270%, 01/14/02                                   25,000         25,082
                                                                    -----------
     TOTAL EURODOLLAR CERTIFICATES OF DEPOSIT
       (Cost $200,085)                                                  200,085
                                                                    ------------
--------------------------------------------------------------------------------
   BANK NOTES -- 7.8%
--------------------------------------------------------------------------------
     First Tennessee Bank N.A. (A)
       3.890%, 09/25/01                                   50,000         50,000
       3.915%, 01/29/02                                   50,000         50,000
     First Union National Bank (A)
       4.050%, 11/21/01                                   50,000         50,001
     Harris Trust & Savings Bank (Chicago)
       4.245%, 04/23/02                                   50,000         49,995
     Keybank N.A. (A)
       3.795%, 02/11/02                                   50,000         49,994
       3.790%, 03/19/02                                   50,000         49,991
     World Savings Bank F.S.B
       3.840%, 09/13/01                                   50,000         49,999
                                                                    -----------
     TOTAL BANK NOTES
       (Cost $349,980)                                                  349,980
                                                                    -----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* -- 35.6%
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - CREDIT CARD-- 2.3%
     Monte Rosa Capital Corp. (B)
       3.774%, 09/06/01                                   32,000         31,880
       3.703%, 09/17/01                                   72,599         72,250
                                                                    -----------
                                                                        104,130
                                                                    -----------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS -- 9.6%
     Bavaria Universal Funding Corp. (B)
       4.030%, 11/21/01                                   20,423         20,172
       3.698%, 12/21/01                                   20,382         20,090
     CC (USA) Inc. (B)
       3.929%, 08/29/01                                   20,000         19,939
       3.929%, 08/30/01                                   21,000         20,934
       3.715%, 10/09/01                                   40,000         39,718
     Galaxy Funding Inc. (B)
       3.859%, 08/23/01                                   40,000         39,906
       3.972%, 08/31/01                                   50,000         49,836
       3.684%, 10/18/01                                   50,000         49,605

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
58                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* -- (CONTINUED)
--------------------------------------------------------------------------------
   ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS-- (CONTINUED)
     Giro Funding U.S. Corp. (B)
       3.703%, 09/17/01                               $   50,000    $    49,760
     Giro Balanced Funding Corp. (B)
       3.783%, 09/21/01                                   32,115         31,944
       3.709%, 09/28/01                                   38,951         38,720
     Moriarty Ltd. (B)
       4.602%, 09/19/01                                   50,000         49,694
                                                                    -----------
                                                                        430,318
                                                                    -----------
   ASSET-BACKED SECURITY - GOVERNMENT -- 0.9%
     Govco Inc. (B)
       3.701%, 09/11/01                                   39,000         38,837
                                                                    -----------
   ASSET-BACKED SECURITY - TRADE RECEIVABLES -- 15.3%
     Apreco Inc. (B)
       3.815%, 08/08/01                                   42,000         41,969
       3.703%, 09/17/01                                   22,013         21,907
       3.760%, 09/20/01                                   50,000         49,741
     Breeds Hill Capital Co., Ser A (B)
       3.773%, 08/13/01                                   30,105         30,067
       3.715%, 09/17/01                                   96,915         96,449
     Compass Securitization LLC (B)
       4.001%, 08/20/01                                   30,000         29,937
     Concord Minutemen Capital Co, Ser A (B)
       3.950%, 08/01/01                                   38,815         38,815
       3.705%, 10/12/01                                   47,490         47,141
     Crown Point Capital Co., Ser A (B)
       4.035%, 08/09/01                                   50,524         50,479
       3.713%, 09/12/01                                   50,000         49,785
       3.704%, 10/17/01                                   50,000         49,607
     Edison Asset Securitization LLC (B)
       3.940%, 08/01/01                                   35,000         35,000
     Lexington Parker Capital Co. LLC (B)
       4.919%, 08/31/01                                   54,500         54,282
       3.655%, 01/18/02                                   56,355         55,400
     WCP Funding Inc. (B)
       3.763%, 08/14/01                                   40,000         39,946
                                                                    -----------
                                                                        690,525
                                                                    -----------
   BANKS -- 4.4%
     Bavaria TRR Corp. (B)
       3.704%, 10/15/01                                   50,000         49,618
     Commerzbank U.S. Finance
       3.622%, 09/25/01                                   50,000         49,726
     Forrestal Funding Trust Notes (B)
       3.769%, 08/24/01                                   50,000         49,880
     UBS Finance (DE) Inc.
       3.901%, 08/01/01                                   50,000         50,000
                                                                    -----------
                                                                        199,224
                                                                    -----------
--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER - DISCOUNTED* -- (CONTINUED)
--------------------------------------------------------------------------------
   BROKERAGE -- 0.9%
     Salomon Smith Barney Holding Inc.
       3.699%, 09/05/01                               $   40,000    $    39,857
                                                                    -----------
   CHEMICALS -- 1.1%
     Dow Chemical Co.
       3.900%, 08/01/01                                   50,000         50,000
                                                                    -----------
   PETROLEUM & FUEL PRODUCTS -- 1.1%
     BP Amoco Capital PLC
       3.900%, 08/01/01                                   50,000         50,000
                                                                    -----------
     TOTAL COMMERCIAL PAPER - DISCOUNTED*
       (Cost $1,602,891)                                              1,602,891
                                                                    -----------
--------------------------------------------------------------------------------
   COMMERCIAL PAPER -- INTEREST BEARING -- 5.0%
--------------------------------------------------------------------------------
   BROKERAGE -- 3.3%
     Goldman Sachs Group Inc.
       3.760%, 12/17/01                                   50,000         50,000
       3.870%, 12/31/01                                   50,000         50,000
     Morgan Stanley, Dean Witter & Co. (A)
       3.940%, 08/28/01                                   50,000         50,000
                                                                    -----------
                                                                        150,000
                                                                    -----------
   COMPUTER CONSULTING -- 1.2%
     Computer Sciences Corp. (A) (B)
       3.990%, 12/27/01                                   55,000         55,000
                                                                    -----------
   CONSUMER PRODUCTS -- 0.5%
     Unilever Capital Corp. (A) (B)
       3.970%, 09/07/01                                   20,000         20,000
                                                                    -----------
     TOTAL COMMERCIAL PAPER - INTEREST
       BEARING
       (Cost $225,000)                                                  225,000
                                                                    -----------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- 19.6%
--------------------------------------------------------------------------------
     Associates Corp. of N.A. (A) (C)
       4.156%, 08/27/01                                   75,000         75,006
       3.930%, 06/15/02                                   50,000         50,000
     Bear Stearns Companies, Inc. (A)
       3.890%, 01/18/02                                   50,000         50,000
     Beta Finance Inc. (B)
       5.250%, 02/22/02                                   50,000         50,000
       5.250%, 03/01/02                                   50,000         50,000
     General Motors Acceptance Corp. (A)
       4.045%, 08/02/01                                   25,000         25,000
     Goldman Sachs Group Inc. (A)
       4.180%, 11/19/01                                   15,000         15,007
       3.850%, 03/21/02                                   50,000         50,000

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           59

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) -- (CONTINUED)
--------------------------------------------------------------------------------
     Liberty Lighthouse U.S. Capital Corp. (B)
       3.940%, 01/25/02                               $   50,000    $    50,000
     Merrill Lynch & Co. Inc. (A)
       3.910%, 03/01/02                                   50,000         50,000
       3.900%, 06/07/02                                   60,000         60,000
     Merrill Lynch & Co. Inc.
       7.250%, 04/04/02                                   46,265         47,071
       4.300%, 04/24/02                                   50,000         50,000
     Morgan Stanley Dean Witter & Co.
       7.000%, 01/28/02                                   11,025         11,117
     Nationwide Building Society (A) (B)
       3.830%, 12/12/01                                   50,000         50,000
     Sigma Finance Inc. (A) (B)
       3.855%, 01/11/02                                   50,000         50,000
       3.850%, 01/16/02                                   50,000         49,992
       3.830%, 01/25/02                                   50,000         49,992
       3.920%, 04/10/02                                   50,000         50,000
                                                                    -----------
     TOTAL CORPORATE OBLIGATIONS
       (MEDIUM TERM NOTES) (Cost $883,185)                              883,185
                                                                    -----------
--------------------------------------------------------------------------------
   U.S. GOVERNMENT AGENCY OBLIGATION -- 1.1%
--------------------------------------------------------------------------------
     SLMA (A)
       4.011%, 08/09/01                                   50,000         49,999
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
       (Cost $49,999)                                                    49,999
                                                                    -----------
--------------------------------------------------------------------------------
   REPURCHASE AGREEMENT -- 3.1%
--------------------------------------------------------------------------------
     Barclays Capital, Inc.
       3.800%, dated 07/31/01, matures
       08/01/01, repurchase price $37,429,536
       (collateralized by a U.S. Treasury Bill,
       par value $38,643,000, 0.000%,
       12/06/01, total market value $38,174,956)          37,426         37,426
     JP Morgan Securities, Inc.
       3.810%, dated 07/31/01, matures
       08/01/01, repurchase price $35,519,468
       (collateralized by various U.S. Treasury
       obligations, par value $28,963,000,
       6.000-13.750%, 05/15/04-08/15/09,
       total market value $36,230,238)                    35,516         35,516
     UBS Warburg, LLC
       3.800%, dated 07/31/01, matures
       08/01/01, repurchase price $68,629,809
       (collateralized by variuos U.S. Treasury
       obligations, par value $146,138,000, 0.000%,
       11/15/13-02/15/15, total market value
       $69,995,175)                                       68,623         68,623
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $141,565)                                                  141,565
                                                                    -----------
--------------------------------------------------------------------------------
Description                                                         Value (000)
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 100.0%
     (Cost $4,508,306)                                              $ 4,508,306
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- (0.0%)                          (1,815)
                                                                    -----------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization-- no par value)
       based on 2,059,025,668 outstanding shares
       of beneficial interest                                         2,059,026
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 863,849,234 outstanding shares
       of beneficial interest                                           863,850
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par value)
       based on 1,583,649,188 outstanding shares
       of beneficial interest                                         1,583,649
     Undistributed net investment income                                    110
     Accumulated net realized loss on investments                          (144)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $ 4,506,491
                                                                    ===========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- FIDUCIARY SHARES                                  $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS A SHARES                                    $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE -- CLASS S SHARES                                    $1.00
                                                                        =======

--------------------------------------------------------------------------------
* REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE
(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2001.
(B) SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2), OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS."
(C) PUTTABLE SECURITY -- MATURITY DATE REFLECTS THE NEXT PUT DATE.
F.S.B. -- FEDERAL SAVINGS BANK
LLC -- LIMITED LIABILITY COMPANY
N.A. -- NORTH AMERICA
SER -- SERIES
SLMA -- STUDENT LOAN MARKETING ASSOCIATION

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
60                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- 98.8%
--------------------------------------------------------------------------------
     Acalanes, Unified High School District, GO
       4.375%, 08/01/01                               $    1,190    $     1,190
     Alameda County, Industrial Development
       Authority, Tool Family Partnership,
       AMT, RB (A) (B) (C)
       2.650%, 07/01/27                                    1,950          1,950
     Alameda County, Multi-Family Housing,
       Berkeleyan Project,
       Ser A, AMT, RB (A) (B) (C)
       2.650%, 04/01/28                                    1,500          1,500
     Alameda-Contra Costa Counties,
       School Financing Authority,
       Capital Improvements Financing Projects,
       Ser E, RB (A) (B) (C)
       2.650%, 06/01/22                                   11,210         11,210
     Anaheim, Electric Revenue, TECP (C)
       2.950%, 01/25/02                                    8,600          8,600
     Anaheim, Public Improvement, 1995 Police
       Facilities Refinancing Project, COP,
       AMBAC Insured (A) (B) (C)
       2.500%, 08/01/08                                    2,550          2,550
     Bay Area, Toll Authority, San Francisco
       Bay Area, RB, AMBAC Insured (A) (B) (C)
       2.500%, 04/01/25                                    3,000          3,000
     California State, Department of Veteran
       Affairs, Home Purchase, Ser C, AMT, RB
       4.050%, 12/01/01                                    2,815          2,815
     California State, Educational Facilities
       Authority, California Institute of
       Technology, RB (A) (B)
       2.300%, 01/01/24                                    9,200          9,200
     California State, Educational Facilities
       Authority, Pomona College Project, RB (A) (B)
       2.350%, 07/01/22                                    1,100          1,100
     California State, GO
       10.000%, 09/01/01                                   3,615          3,633
       5.500%, 12/01/01                                    5,000          5,040
     California State, Health Facilities Financing
       Authority, Santa Barbara Cottage,
       Ser B, RB (A) (B) (C)
       2.300%, 09/01/05                                    2,685          2,685
     California State, Infrastructure
       Salvation Army, TECP (C)
       2.750%, 09/12/01                                    2,000          2,000
     California State, Pollution Control
       Financing Authority, Chevron USA
       Project, RB (A) (B)
       4.000%, 11/15/01                                    1,000          1,000

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     California State, Pollution Control
       Financing Authority, Chevron USA
       Project, Ser B, RB (A) (B)
       2.850%, 06/15/05                               $    4,235    $     4,235
     California State, Pollution Control
       Financing Authority, Occidental Geography
       Project, RB (A) (B) (C)
       2.650%, 09/01/13                                    1,500          1,500
     California State, Pollution Control
       Financing Authority, Shell Oil Martinez
       Project, Ser A, AMT, RB (A) (B)
       2.600%, 10/01/24                                   10,500         10,500
     California State, Pollution Control
       Financing Authority, Shell Oil Project,
       Ser A, RB (A) (B)
       2.550%, 10/01/06                                    4,500          4,500
       2.550%, 10/01/07                                    2,400          2,400
       2.550%, 10/01/08                                    4,400          4,400
       2.550%, 10/01/09                                    2,600          2,600
       2.550%, 10/01/10                                    2,300          2,300
     California State, Pollution Control
       Financing Authority, Shell Oil Project,
       Ser B, RB (A) (B)
       2.550%, 10/01/11                                    6,600          6,600
     California State, Pollution Control
       Financing Authority, Shell Martinez
       Refining Project, Ser B, AMT, RB (A) (B)
       2.600%, 10/01/31                                   13,300         13,300
     California State, Public Works Board Lease,
       Ser A, RB Prerefunded @ 100 (D)
       5.750%, 09/01/01                                    3,700          3,706
     California State, School Cash Reserve
       Authority, Ser A, RB, AMBAC Insured
       4.000%, 07/03/02                                   24,000         24,291
     California State, School Facilities Financing,
       Capital Improvement Financing Projects,
       Ser A, COP (A) (B) (C)
       2.450%, 07/01/22                                    8,200          8,200
     California State, TECP (C)
       2.450%, 08/06/01                                   10,000         10,000
     California State, Transit Finance Authority,
       RB, FSA Insured (A) (B) (C)
       2.600%, 10/01/27                                   16,000         16,000
     California State, University TECP (C)
       2.650%, 11/09/01                                    2,100          2,100
     California Statewide, Communities
       Development Authority, Chevron USA
       Project, AMT, RB (A) (B)
       2.650%, 12/15/24                                    2,900          2,900

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           61

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Chino Basin Regional Financing Authority,
       Desalter Project, Ser A, RB, (A) (B) (C)
       2.500%, 06/01/30                               $    8,700    $     8,700
     Chula Vista, Multi-Family Housing,
       Terra Nova Associates, Ser A, RB (A) (B) (C)
       2.500%, 03/01/05                                    6,040          6,040
     City of Los Angeles, Waste Water, TECP (C)
       2.650%, 08/03/01                                    3,180          3,180
       2.650%, 11/09/01                                    7,000          7,000
       2.550%, 09/13/01                                    7,750          7,750
     City of San Diego, TRAN
       3.250%, 08/01/02                                    7,000          7,048
     Colton, Redevelopment Agency,
       Multi-Family Housing, 1985-Issue A,
       RB (A) (B) (C)
       2.450%, 05/01/10                                      200            200
     Conejo Valley, Unified School District, GO
       4.500%, 08/01/01                                    2,710          2,710
     Contra Costa, Water District Authority,
       Ser G, RB MBIA Insured
       5.200%, 10/01/01                                    1,000          1,004
     Contra Costa, Water District, TECP (C)
       2.500%, 10/04/01                                    3,000          3,000
     Cotati-Rohnert, Unified School District,
       Ser A, GO, FSA Insured
       3.000%, 08/01/01                                      690            690
     East Bay, Municipal District Authority,
       RB, AMBAC Insured, Prerefunded
       @ 102 (D)
       6.375%, 12/01/01                                    3,925          4,045
     El Cajon, Redevelopment Agency,
       El Cajon Redevelopment Project, TA,
       Prerefunded @ 102 (D)
       6.600%, 10/01/01                                      500            513
     Fontana, Public Financing Authority,
       North Fontana Redevelopment Project,
       Ser A, RB, FSA Insured
       4.000%, 09/01/01                                      925            926
     Glendale, Unified School District,
       Ser A, GO, FSA Insured
       6.500%, 09/01/01                                    1,000          1,003
     Golden Empire, Schools Financing
       Authority, Kern High School District Project,
       Ser A, RB (A) (B) (C)
       2.400%, 12/01/24                                   11,400         11,400
     Golden Empire, Schools Financing
       Authority, Kern High School District project,
       Ser B, RB (A) (B) (C)
       2.400%, 12/01/24                                    8,200          8,200

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Golden Gate Bridge, Highway Transit,
       TECP (C)
       2.450%, 10/04/01                               $    5,000    $     5,000
     Hacienda La Puente, Unified School District,
       Ser A, GO, MBIA Insured
       3.850%, 08/01/01                                    1,355          1,355
     Huntington Beach, Multi-Family Housing,
       Seabridge Villas, Ser A, RB (A) (B) (C)
       4.000%, 02/01/10                                    4,000          4,000
     Irvine Ranch, Water District, Ser B,
       GO (A) (B) (C)
       2.700%, 10/01/04                                    8,100          8,100
     Irvine Ranch, Water District, Ser B,
       RB (A) (B) (C)
       2.700%, 08/01/09                                    2,500          2,500
     Irvine, Public Facilities & Infrastructure
       Authority, Capital Improvement Project,
       RB (A) (B) (C)
       2.450%, 11/01/10                                    2,860          2,860
     Livermore, Capital Projects, COP,
       AMBAC Insured (A) (B) (C)
       2.600%, 10/01/30                                    3,200          3,200
     Los Angeles County, Multi-Family Housing
       Authority, Sierra Project,
       Ser A, RB (A) (B) (C)
       2.350%, 09/01/30                                    6,500          6,500
     Los Angeles County, TRAN
       3.750%, 06/28/02                                   23,000         23,232
     Los Angeles, Community Redevelopment
       Agency, Baldwin Hills Public Park,
       COP (A) (B) (C)
       2.550%, 12/01/14                                    5,600          5,600
     Los Angeles, Community Redevelopment
       Agency, Multi-Family Housing Authority,
       Promenade Towers Project, RB (A) (B) (C)
       2.400%, 04/01/30                                    3,100          3,100
     Los Angeles, Department of Water &
       Power, Electric Authority,
       Ser C, RB (A) (B) (C)
       2.500%, 02/01/10                                    7,850          7,850
     Los Angeles, Department of Water &
       Power, Ser F, RB (A) (B) (C)
       2.500%, 02/01/10                                    5,200          5,200
     Los Angeles, Department of Water &
       Power, Sub-Ser B-3, RB (A) (B) (C)
       2.400%, 07/01/35                                    6,000          6,000
     Los Angeles, Department of Water &
       Power, TECP (C)
       2.350%, 08/06/01                                    4,000          4,000

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
62                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Los Angeles, Judgment Obligation,
       Ser B, RB
       4.000%, 08/01/01                               $    1,400    $     1,400
     Los Angeles, Landscaping & Lighting
       District, No 96-1, SA
       5.000%, 03/01/02                                      535            541
     Los Angeles, Multi-Family Housing
       Authority, Masselin Manor Project,
       RB (A) (B) (C)
       2.550%, 07/01/15                                    2,400          2,400
     Los Angeles, Unified School District, TRAN
       4.000%, 07/23/02                                    3,330          3,375
     Metropolitan, Water District Southern
       California, RB, Prerefunded @102 (D)
       5.500%, 07/01/02                                    1,100          1,149
     Metropolitan, Water District Southern
       California, Ser B-2, RB (A) (B) (C)
       2.500%, 07/01/35                                    2,000          2,000
     Metropolitan, Water District Southern
       California, Ser B-4, RB (A) (B) (C)
       2.450%, 07/01/35                                   20,000         20,000
     Metropolitan, Water District Southern
       California, Waterworks Project, Ser B, GO
       3.000%, 03/01/02                                    1,000          1,001
     Modesto, Irrigation, TECP (C)
       2.650%, 08/08/01                                    4,000          4,000
     Modesto, Water System Improvement
       Project, COP, AMBAC Insured
       Prerefunded @ 102 (D)
       6.250%, 10/01/01                                    1,000          1,024
     Ontario, Multi-Family Housing Authority,
       Residential Park Centre Project,
       Ser A, RB (A) (B) (C)
       2.550%, 08/01/07                                   18,900         18,900
     Orange County, Apartment Development
       Authority, Seaside Meadow,
       Ser C, RB (A) (B) (C)
       2.550%, 08/01/08                                   11,000         11,000
     Orange County, Apartment Development
       Authority, Villas La Paz Project,
       Ser F, RB, FNMA (A) (B) (C)
       2.400%, 08/15/28                                    8,600          8,600
     Orange County, Local Transportation
       Authority, Measure M, RB
       5.600%, 02/15/02                                    1,000          1,014

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Orange County, Local Transportation
       Authority, Measure M, RB
       Prerefunded @ 102 (D)
       5.750%, 02/15/02                               $    1,750    $     1,809
     Orange County, Special Financing
       Authority, Teeter Plan, Ser D, RB, AMBAC
       Insured (A) (B) (C)
       2.500%, 11/01/14                                    3,000          3,000
     Orange County, Water District Authority,
       Project B, COP (A) (B) (C)
       2.600%, 08/15/15                                    3,500          3,500
     Oxnard, Multi-Family Housing Authority,
       Seawind Apartments Projects,
       Ser A, AMT, RB (A) (B) (C)
       2.650%, 12/01/20                                    2,700          2,700
     Redondo Beach, Multi-Family Authority,
       McCandless Senior Housing Project,
       Ser A, RB (A) (B) (C)
       2.600%, 12/01/25                                    8,700          8,700
     Riverside County, Public Facilities
       Authority, Ser B, COP (A) (B) (C)
       2.250%, 12/01/15                                   10,600         10,600
     Sacramento, City Financing Authority,
       Ser G, RB, AMBAC Insured (A) (B) (C)
       2.390%, 05/01/16                                    5,700          5,700
     Sacramento County, Sanitation District
       Financing Authority,
       Ser C, RB (A) (B) (C)
       2.500%, 12/01/30                                    8,400          8,400
     Sacramento, Municipal Utility District,
       Ser N2, RB, MBIA Insured (A) (B) (C)
       2.700%, 11/15/15                                   15,000         15,000
     Sacramento, Municipal Utility District,
       Ser Y, RB, MBIA Insured
       Prerefunded @102 (D)
       6.500%, 09/01/01                                      565            578
     San Bernardino County, Multi-Family
       Housing Authority, Mountain View
       Apartments, RB (A) (B) (C)
       2.500%, 03/01/27                                    2,400          2,400
     San Bernardino County, Multi-Family
       Housing Authority, Pepperwood,
       Ser A, RB (A) (B) (C)
       2.550%, 08/01/23                                    4,400          4,400
     San Diego County & School District,
       Ser C, TRAN
       6.000%, 10/04/01                                    1,000          1,005
     San Diego County & School District, TRAN
       3.500%, 06/28/02                                    5,000          5,037

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           63

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS

JULY 31, 2001

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     San Diego, Multi-Family Housing Authority,
       Issue A, RB (A) (B) (C)
       2.500%, 02/01/09                               $    3,000    $     3,000
     San Diego, Multi-Family Housing Authority,
       Nobel Courts Project, Ser L, RB (A) (B) (C)
       2.450%, 12/01/22                                    4,600          4,600
     San Diego, Multi-Family Housing Authority,
       RB, FNMA Collateralized (A) (B) (C)
       2.500%, 08/01/14                                    9,100          9,100
     San Francisco City & County,
       Moscone Center Expansion Project,
       Ser 2, RB, AMBAC Insured (A) (B) (C)
       2.400%, 04/01/30                                    4,100          4,100
     San Francisco City & County,
       Public Water Authority, TECP (C)
       2.800%, 08/10/01                                   10,000         10,000
     San Francisco City & County, Redevelopment
       Authority, Fillmore Housing Center
       Project, Ser A-1, RB (A) (B) (C)
       2.600%, 12/01/17                                   13,440         13,440
     San Francisco, Airport, TECP (C)
       3.100%, 08/24/01                                    3,945          3,945
       2.650%, 09/06/01                                    2,100          2,100
     San Jose, Multi-Family Housing Authority,
       Foxchase, Ser B, RB, FGIC Insured (A) (B) (C)
       2.550%, 11/01/07                                    9,200          9,200
     San Jose, Multi-Family Housing Authority,
       Somerset Park, RB, AMT (A) (B) (C)
       2.600%, 11/01/17                                    3,000          3,000
     San Jose, Redevelopment Agency,
       Merged Area Redevelopment Project,
       TA, MBIA Insured
       4.600%, 08/01/01                                    1,000          1,000
     Santa Clara County, El Camino Hospital
       District Lease Authority, Valley Medical
       Center Project, Ser A, RB (A) (B) (C)
       2.700%, 08/01/15                                    9,000          9,000
     Santa Clara County, Transportation District
       Authority, Ser 1985 A, RB, AMBAC
       Insured (A) (B) (C)
       2.600%, 06/01/15                                    8,860          8,860
     Simi Valley, Multi-Family Housing
       Authority, Ser A, RB (A) (B)
       2.450%, 07/01/23                                    5,675          5,675

--------------------------------------------------------------------------------
Description                                            Par (000)     Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   CALIFORNIA MUNICIPAL BONDS -- (CONTINUED)
--------------------------------------------------------------------------------
     Southeast, Resource Recovery Facilities
       Authority, Ser A, RB (A) (B) (C)
       2.500%, 12/01/18                               $    7,000    $     7,000
     South Orange County, Public Financing
       Authority, Ser A, TA, FSA Insured
       4.500%, 08/15/01                                    1,995          1,995
     South Placer, Waste Water Authority,
       Ser B, RB, FGIC Insured (A) (B) (C)
       2.400%, 11/01/35                                    4,000          4,000
     Southern California, Public Power Authority,
       Southern Transmission Project, RB,
       AMBAC Insured (A) (B) (C)
       2.500%, 07/01/19                                   11,100         11,100
     Tracy, Multi-Family Housing Redevelopment
       Authority, Sycamore Village Apartments,
       Ser A, RB (A) (B) (C)
       2.550%, 05/01/15                                    3,100          3,100
     Turlock, Irrigation District Authority,
       Capital Improvement and Refinancing
       Authority Project, COP  (A) (B) (C)
       2.600%, 01/01/31                                   24,900         24,900
     University of California, Multi-Purpose
       Projects, Ser F, RB, FGIC Insured
       7.000%, 09/01/01                                    1,000          1,003
     University of California, Regents, TECP
       2.600%, 08/06/01                                   23,100         23,100
       2.500%, 08/17/01                                    9,600          9,600
       2.450%, 10/03/01                                    7,000          7,000
       2.250%, 08/07/01                                    5,300          5,300
     Vacaville, Multi-Family Housing Authority,
       Sycamores Apartments Project,
       Ser A, RB, FNMA Insured (A) (B) (C)
       2.450%, 05/15/29                                    3,900          3,900
     Vallejo, Capital Improvement Project,
       COP (A) (B) (C)
       2.700%, 09/01/40                                    6,000          6,000
     West Basin, Municipal Water District, Phase II,
       Recycled Water Project, Ser B,
       COP, (A) (B) (C)
       2.500%, 08/01/27                                    2,000          2,000
                                                                    -----------
     TOTAL CALIFORNIA MUNICIPAL BONDS
       (Cost $685,162)                                                  685,162
                                                                    -----------

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
64                          1.800.433.6884

[GRAPHIC OMITTED]

STATEMENT OF NET ASSETS
JULY 31, 2001

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

--------------------------------------------------------------------------------
Description                                             Shares       Value (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   REGULATED INVESTMENT COMPANIES -- 1.1%
--------------------------------------------------------------------------------
     Goldman Sachs California Tax Free
       Money Market                                    1,500,000    $     1,500
     Provident California Tax Free
       Money Market                                    5,901,420          5,901
                                                                    -----------
     TOTAL REGULATED INVESTMENT COMPANIES
       (Cost $7,401)                                                      7,401
                                                                    -----------
   TOTAL INVESTMENTS -- 99.9%
     (Cost $692,563)                                                    692,563
                                                                    -----------
   OTHER ASSETS AND LIABILITIES, NET -- 0.1%                                939
                                                                    -----------
--------------------------------------------------------------------------------
   NET ASSETS:
--------------------------------------------------------------------------------
     Paid-in-Capital of Fiduciary Shares
       (unlimited authorization-- no par value)
       based on 313,608,610 outstanding shares
       of beneficial interest                                           313,609
     Paid-in-Capital of Class A Shares
       (unlimited authorization -- no par value)
       based on 257,752,704 outstanding shares
       of beneficial interest                                           257,753
     Paid-in-Capital of Class S Shares
       (unlimited authorization -- no par value)
       based on 122,192,204 outstanding shares
       of beneficial interest                                           122,192
     Accumulated net realized loss on investments                           (52)
                                                                    -----------
   TOTAL NET ASSETS -- 100.0%                                       $   693,502
                                                                    ===========

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - FIDUCIARY SHARES                                   $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS A SHARES                                     $1.00
                                                                        =======

   NET ASSET VALUE, OFFERING AND REDEMPTION
     PRICE PER SHARE - CLASS S SHARES                                     $1.00
                                                                        =======

(A) FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON JULY 31, 2001.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED ON THE STATEMENT OF NET ASSETS IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE. AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE COMPANY
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES
TA -- TAX ALLOCATION
TECP -- TAX EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           65

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENT OF ASSETS AND LIABILITIES (000)
JULY 31, 2001

                                                                                                     SMALL CAP VALUE
                                                                                                           FUND
                                                                                                     ---------------
 ASSETS:
    Investment Securities (Cost $94,206) ..........................................................      $ 98,989
    Dividend and Interest Receivable ..............................................................            59
    Investment Securities Sold ....................................................................         5,586
    Capital Shares Purchased ......................................................................           237
    Other Receivables .............................................................................             2
                                                                                                         --------
         TOTAL ASSETS .............................................................................       104,873
                                                                                                         --------
 LIABILITIES:
    Investment Securities Purchased ...............................................................            14
    Payable Upon Return of Securities Loaned ......................................................         9,526
    Capital Shares Redeemed .......................................................................            50
    Accrued Expenses ..............................................................................           166
                                                                                                         --------
         TOTAL LIABILITIES ........................................................................         9,756
                                                                                                         --------
                 TOTAL NET ASSETS .................................................................      $ 95,117
                                                                                                         ========

 NET ASSETS:
    Paid-in-Capital of Fiduciary Shares (unlimited authorization -- no par value)
         based on 6,655,236 outstanding shares of beneficial interest .............................      $ 69,518
    Paid-in-Capital of Class A Shares (unlimited authorization -- no par value)
         based on 807,340 outstanding shares of beneficial interest ...............................        10,307
    Paid-in-Capital of Class B Shares (unlimited authorization -- no par value)
         based on 522,802 outstanding shares of beneficial interest ...............................         6,570
    Paid-in-Capital of Class C Shares (unlimited authorization -- no par value)
         based on 57,879 outstanding shares of beneficial interest ................................           758
    Distributions in excess of net investment income ..............................................           (31)
    Accumulated net realized gain on investments ..................................................         3,213
    Net unrealized depreciation on translation of other assets and liabilities
         denominated in foreign currency ..........................................................            (1)
    Net unrealized appreciation on investments ....................................................         4,783
                                                                                                         --------
                      TOTAL NET ASSETS ............................................................      $ 95,117
                                                                                                         ========

    Net Asset Value, Offering and Redemption Price Per Share -- Fiduciary Shares ...................       $11.85
                                                                                                         ========

    Net Asset Value and Redemption  Price Per Share -- Class A Shares ..............................       $11.76
                                                                                                         ========

    Maximum Offering Price Per Share -- Class A Shares ($11.76 \ 94.5%) ............................       $12.44
                                                                                                         ========

    Net Asset Value and Offering Price Per Share -- Class B Shares (A) .............................       $11.63
                                                                                                         ========

    Net Asset Value and Offering Price Per Share -- Class C Shares (A) .............................       $11.60
                                                                                                         ========

(A) CLASS B AND CLASS C HAVE CONTINGENT DEFERRED SALES CHARGES. FOR A DESCRIPTION OF POSSIBLE REDEMPTION CHARGES,
    SEE THE NOTES TO THE FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
66                          1.800.433.6884

[GRAPHIC OMITTED]

                       This page intentionally left blank.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           67

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)

FOR THE YEAR ENDED JULY 31, 2001

                                                                              VALUE
                                                          GROWTH             MOMENTUM
                                                           FUND                FUND
                                                     ----------------     -------------
Interest Income ...................................      $     818+         $     740+
Dividend Income ...................................          1,727             11,411
Less: Foreign Taxes withheld, net of reclaims .....             (7)               (22)
                                                         ---------          ---------
           Total Investment Income ................          2,538             12,129
                                                         ---------          ---------
Expenses:
   Administrative Fees ............................          1,103              1,358
   Investment Adviser Fees ........................          3,310              4,074
   Shareholder Servicing Fees Fiduciary ...........          1,242              1,446
   Shareholder Servicing Fees Retail Class A ......             84                 98
   Shareholder Servicing Fees Retail Class B ......             50                 24
   Custodian Fees .................................             55                 68
   Professional Fees ..............................             53                 59
   Registration Fees ..............................             60                 13
   Transfer Agent Fees ............................             73                 77
   Distribution Fees Retail Class A ...............             84                 98
   Distribution Fees Retail Class B ...............            150                 71
   Distribution Fees Retail Class C ...............             10                  9
   Insurance Fees .................................              5                  9
   Trustees Fees ..................................             14                 19
   Printing Fees ..................................             58                 77
   Miscellaneous Fees .............................              7                 19
                                                         ---------          ---------
          Total Expenses ..........................          6,358              7,519
                                                         ---------          ---------
   Less: Waivers and Reduction of Expenses
           Administrative Fees ....................           (110)              (136)
           Investment Adviser Fees ................            (60)               (45)
           Shareholder Servicing Fees .............           (796)              (927)
           Reduction of Expenses (1) ..............            (22)               (30)
                                                         ---------          ---------
   Total Waivers and Reduction of Expenses ........           (988)            (1,138)
                                                         ---------          ---------
Total Net Expenses ................................          5,370              6,381
                                                         ---------          ---------
Net Investment Income (Loss) ......................         (2,832)             5,748
                                                         ---------          ---------
Net Realized Gain (Loss) on Investments ...........            821*           140,147*
Net Realized Gain on Option Contracts .............             --              1,393
Net Realized Loss on Foreign Currency Transactions.             --                 --
Change in Unrealized Depreciation on Investments ..       (329,898)          (147,848)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency ............................             --                 --
                                                         ---------          ---------
Net Realized and Unrealized Loss on Investments ...       (329,077)            (6,308)
                                                         ---------          ---------
Decrease in Net Assets Resulting from Operations ..      $(331,909)         $    (560)
                                                         =========          =========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * INCLUDES REALIZED GAINS AS A RESULT OF A REDEMPTION IN-KIND. (SEE NOTE 11.) + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM. (SEE NOTE 5.)
(1) SEE NOTE 3.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
68                               1.800.433.6884

[GRAPHIC OMITTED]


                                                      LARGE CAP           CORE                          SMALL CAP      INTERNATIONAL
                                                         VALUE           EQUITY         BALANCED          VALUE           EQUITY
                                                         FUND             FUND            FUND            FUND             FUND
                                                     -------------  -------------    --------------   ------------   ---------------
Interest Income                                         $   687+        $    205+      $   9,110+       $   884+       $      443+
Dividend Income                                           5,081              781           3,095          1,483             1,815
Less: Foreign Taxes withheld, net of reclaims               (32)              (3)             (7)           (36)             (132)
                                                        -------         --------       ---------        -------        ----------
           Total Investment Income                        5,736              983          12,198          2,331             2,126
                                                        -------         --------       ---------        -------        ----------
Expenses:
   Administrative Fees                                      578              140             773            278               260
   Investment Adviser Fees                                1,733              420           2,319          1,392             1,235
   Shareholder Servicing Fees Fiduciary                     567              169             929            310               318
   Shareholder Servicing Fees Retail Class A                146                4              25             23                 5
   Shareholder Servicing Fees Retail Class B                  9                2              12             14                 2
   Custodian Fees                                            29                7              39             42               170
   Professional Fees                                         15                8              30             16                27
   Registration Fees                                        (55)              12              19             18                12
   Transfer Agent Fees                                       15                8              41             31                16
   Distribution Fees Retail Class A                         146                4              25             23                 5
   Distribution Fees Retail Class B                          28                7              38             41                 7
   Distribution Fees Retail Class C                          --               --               1              6                --
   Insurance Fees                                             2                1               4              1                 1
   Trustees Fees                                              4                4              10              6                 3
   Printing Fees                                             23                8              31             20                16
   Miscellaneous Fees                                        --                1               6              4                20
                                                        -------         --------       ---------        -------        ----------
          Total Expenses                                  3,240              795           4,302          2,225             2,097
                                                        -------         --------       ---------        -------        ----------
   Less: Waivers and Reduction of Expenses
           Administrative Fees                              (58)             (14)            (77)           (28)              (26)
           Investment Adviser Fees                           --              (20)            (15)            --                --
           Shareholder Servicing Fees                      (373)            (103)           (572)          (150)             (168)
           Reduction of Expenses (1)                        (12)              (3)            (16)            (6)               (5)
                                                        -------         --------       ---------        -------        ----------
   Total Waivers and Reduction of Expenses                 (443)            (140)           (680)          (184)             (199)
                                                        -------         --------       ---------        -------        ----------
Total Net Expenses                                        2,797              655           3,622          2,041             1,898
                                                        -------         --------       ---------        -------        ----------
Net Investment Income (Loss)                              2,939              328           8,576            290               228
                                                        -------         --------       ---------        -------        ----------
Net Realized Gain (Loss) on Investments                     387           (2,284)          9,415         10,995*          (14,395)
Net Realized Gain on Option Contracts                        --               --              --             --                --
Net Realized Loss on Foreign Currency Transactions.          --               --              --            (50)             (187)
Change in Unrealized Depreciation on Investments         (7,368)         (10,047)        (42,407)       (14,153)          (21,774)
Change in Unrealized Appreciation (Depreciation)
   on Foreign Currency                                       --               --              --            (17)               92
                                                        -------         --------       ---------        -------        ----------
Net Realized and Unrealized Loss on Investments          (6,981)         (12,331)        (32,992)        (3,225)          (36,264)
                                                        -------         --------       ---------        -------        ----------
Decrease in Net Assets Resulting from Operations        $(4,042)        $(12,003)       $(24,416)       $(2,935)         $(36,036)
                                                        =======         ========        ========        =======        ==========

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           69

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENTS OF OPERATIONS (000)

FOR THE YEAR ENDED JULY 31, 2001


                                                            CALIFORNIA
                                                           INTERMEDIATE
                                                             TAX-FREE              BOND
                                                            BOND FUND              FUND
                                                           ------------        ------------
Interest Income .........................................    $ 8,513             $36,217+
                                                             -------             -------
           Total Investment Income ......................      8,513              36,217
                                                             -------             -------
Expenses:
   Administrative Fees ..................................        365               1,066
   Investment Adviser Fees ..............................        913               2,665
   Shareholder Servicing Fees Fiduciary Shares ..........        330               1,301
   Shareholder Servicing Fees Class A Shares ............        123                  30
   Shareholder Servicing Fees Class B Shares ............          4                   2
   Custodian Fees .......................................         18                  53
   Professional Fees ....................................          9                  21
   Registration Fees ....................................          5                  13
   Transfer Agent Fees ..................................         11                  29
   Distribution Fees Class A Shares .....................        123                  30
   Distribution Fees Class B Shares .....................         12                   4
   Distribution Fees Class S Shares .....................         --                  --
   Insurance Fees .......................................          4                   2
   Trustees Fees ........................................          7                  12
   Printing Fees ........................................          7                  20
   Miscellaneous Fees ...................................          4                  11
                                                             -------             -------
           Total Expenses ...............................      1,935               5,259
                                                             -------             -------
   Less: Waivers and Reduction of Expenses:
           Administrative Fees ..........................        (36)               (106)
           Investment Adviser Fees ......................       (479)                 --
           Shareholder Servicing Fees ...................       (433)             (1,099)
           Distribution Fees ............................       (123)                (30)
           Reduction of Expenses (1) ....................         (7)                (21)
                                                             -------             -------
   Total Waivers & Reduction of Expenses ................     (1,078)             (1,256)
                                                             -------             -------
Total Net Expenses ......................................        857               4,003
                                                             -------             -------
Net Investment Income ...................................      7,656              32,214
                                                             -------             -------
Net Realized Gain on Investments ........................        799                 774
Change in Unrealized Appreciation on Investments ........      5,364              29,995
                                                             -------             -------
Net Realized and Unrealized Gain on Investments .........      6,163              30,769
                                                             -------             -------
Increase in Net Assets Resulting from Operations ........    $13,819             $62,983
                                                             =======             =======

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  + INCLUDES INCOME FROM SECURITIES LENDING PROGRAM. (SEE NOTE 5.)
(1) SEE NOTE 3.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
70                               1.800.433.6884

[GRAPHIC OMITTED]


                                                                 100%                                              CALIFORNIA
                                                             U.S. TREASURY  U.S. GOVERNMENT     DIVERSIFIED         TAX-FREE
                                                             MONEY MARKET    MONEY MARKET       MONEY MARKET       MONEY MARKET
                                                                 FUND            FUND               FUND              FUND
                                                             -------------   ---------------     ------------     -------------
Interest Income .........................................       $76,984        $30,512            $251,533           $20,985
                                                                -------        -------            --------           -------
           Total Investment Income ......................        76,984         30,512             251,533            20,985
                                                                -------        -------            --------           -------
Expenses:
   Administrative Fees ..................................         2,835          1,101               8,671             1,264
   Investment Adviser Fees ..............................         4,253          1,651              13,006             1,895
   Shareholder Servicing Fees Fiduciary Shares ..........           988            927               4,818               752
   Shareholder Servicing Fees Class A Shares ............           600            114               1,986               574
   Shareholder Servicing Fees Class B Shares ............            --              2                  --                --
   Custodian Fees .......................................           142             55                 434                63
   Professional Fees ....................................            95             39                 250                46
   Registration Fees ....................................           100             58                 503                32
   Transfer Agent Fees ..................................           130             62                 467                55
   Distribution Fees Class A Shares .....................           600            114               1,986               574
   Distribution Fees Class B Shares .....................            --              6                  --                --
   Distribution Fees Class S Shares .....................         4,305            733               8,875               557
   Insurance Fees .......................................             8              2                  29                 2
   Trustees Fees ........................................            19             14                  83                14
   Printing Fees ........................................            89             45                 227                38
   Miscellaneous Fees ...................................            30             15                  34                41
                                                                -------        -------            --------           -------
           Total Expenses ...............................        14,194          4,938              41,369             5,907
                                                                -------        -------            --------           -------
   Less: Waivers and Reduction of Expenses:
           Administrative Fees ..........................          (231)          (101)               (759)             (120)
           Investment Adviser Fees ......................          (709)           (40)                (96)             (632)
           Shareholder Servicing Fees ...................        (1,587)        (1,041)             (6,804)           (1,326)
           Distribution Fees ............................            --             --                  --                --
           Reduction of Expenses (1) ....................           (57)           (22)               (174)              (25)
                                                                -------        -------            --------           -------
   Total Waivers & Reduction of Expenses ................        (2,584)        (1,204)             (7,833)           (2,103)
                                                                -------        -------            --------           -------
Total Net Expenses ......................................        11,610          3,734              33,536             3,804
                                                                -------        -------            --------           -------
Net Investment Income ...................................        65,374         26,778             217,997            17,181
                                                                -------        -------            --------           -------
Net Realized Gain on Investments ........................           191            106               1,680                 6
Change in Unrealized Appreciation on Investments ........            --             --                  --                --
                                                                -------        -------            --------           -------
Net Realized and Unrealized Gain on Investments .........           191            106               1,680                 6
                                                                -------        -------            --------           -------
Increase in Net Assets Resulting from Operations ........       $65,565        $26,884            $219,677           $17,187
                                                                =======        =======            ========           =======

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           71

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

FOR THE YEARS OR PERIODS ENDED

                                                                                      GROWTH                 VALUE MOMENTUM
                                                                                       FUND                       FUND
                                                                              -----------------------     -----------------------
                                                                               08/01/00    08/01/99        08/01/00    08/01/99
                                                                              TO 07/31/01 TO 07/31/00     TO 07/31/01 TO 07/31/00
                                                                             ------------------------     -----------------------
Investment Activities From Operations:
  Net Investment Income (Loss) .............................................   $  (2,832)   $ (2,802)      $   5,748     $  7,139
  Net Realized Gain (Loss) on Investments ..................................         821*     66,871         140,147*      52,887
  Net Realized Gain on Option Contracts ....................................          --          --           1,393          552
  Net Realized Loss on Foreign Currency Transactions .......................          --          --              --           --
  Change in Unrealized Appreciation (Depreciation) on Investments ..........    (329,898)     20,851        (147,848)     (26,490)
                                                                               ---------    --------       ---------     --------
Net Increase (Decrease) in Net Assets Resulting From Operations ............    (331,909)     84,920            (560)      34,088
                                                                               ---------    --------       ---------     --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .......................................................          --          --          (5,108)      (6,096)
    Class I Shares .........................................................          --          --            (552)        (900)
    Class A Shares .........................................................          --          --            (255)        (238)
    Class B Shares .........................................................          --          --             (12)          (7)
    Class C Shares .........................................................          --          --              (1)          --
    Distributions in excess of net investment income .......................          --          --              --           --
  Capital Gains:
    Fiduciary Shares .......................................................     (78,447)    (67,698)        (34,083)     (32,731)
    Class I Shares .........................................................          --          --          (2,218)      (5,746)
    Class A Shares .........................................................      (4,998)     (3,095)           (516)      (1,827)
    Class B Shares .........................................................      (3,244)     (1,383)            (42)        (353)
    Class C Shares .........................................................        (162)         (2)         (7,104)          (1)
                                                                               ---------    --------       ---------     --------
      Total Distributions ..................................................     (86,851)    (72,178)        (49,891)     (47,899)
                                                                               ---------    --------       ---------     --------
Change in Net Assets .......................................................    (418,760)     12,742         (50,451)     (13,811)
                                                                               ---------    --------       ---------     --------
Share Transactions: (2)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets           --          --              --           --
    Proceeds from Shares Issued ............................................     126,773     193,137          81,019      132,303
    Reinvestment of Distributions ..........................................      76,774      66,007          36,073       34,930
    Cost of Shares Redeemed ................................................    (270,133)*  (288,857)       (213,018)*   (372,269)
                                                                               ---------    --------       ---------     --------
      Total Fiduciary Share Transactions ...................................    (66,586)     (29,713)        (95,926)    (205,036)
                                                                               ---------    --------       ---------     --------
  Class I Shares: (3)
    Proceeds from Shares Issued ............................................          --          --           6,871      124,178
    Reinvestment of Distributions ..........................................          --          --           7,657        6,646
    Cost of Shares Redeemed ................................................          --          --        (129,677)     (15,675)
                                                                               ---------    --------       ---------     --------
      Total Class I Share Transactions .....................................          --          --        (115,149)     115,149
                                                                               ---------    --------       ---------     --------
  Class A Shares:
    Proceeds from Shares Issued ............................................     206,592     448,194         138,412      189,754
    Reinvestment of Distributions ..........................................       4,650       2,859           2,092        1,838
    Cost of Shares Redeemed ................................................    (215,201)   (420,811)       (136,045)    (186,694)
                                                                               ---------    --------       ---------     --------
      Total Class A Share Transactions .....................................      (3,959)     30,242           4,459        4,898
                                                                               ---------    --------       ---------     --------
  Class B Shares:
    Proceeds from Shares Issued ............................................       5,911      14,908           3,806        3,960
    Reinvestment of Distributions ..........................................       3,127       1,356             502          351
    Cost of Shares Redeemed ................................................      (3,212)     (2,828)         (1,656)      (2,382)
                                                                               ---------    --------       ---------     --------
      Total Class B Share Transactions .....................................       5,826      13,436           2,652        1,929
                                                                               ---------    --------       ---------     --------
  Class C Shares:
    Proceeds from Shares Issued ............................................         752         875             663          591
    Reinvestment of Distributions ..........................................         161           2              35            1
    Cost of Shares Redeemed ................................................        (118)        (23)           (171)         (17)
                                                                               ---------    --------       ---------     --------
      Total Class C Share Transactions .....................................         795         854             527          575
                                                                               ---------    --------       ---------     --------
Net Increase (Decrease) in Net Assets From Share Transactions ..............     (63,924)     14,819        (203,437)     (82,485)
                                                                               ---------    --------       ---------     --------
      Total Increase (Decrease) in Net Assets ..............................    (482,684)     27,561        (253,888)     (96,296)
                                                                               ---------    --------       ---------     --------
Net Assets:
  Beginning of Period ......................................................     801,799     774,238         790,021      886,317
                                                                               ---------    --------       ---------     --------
  End of Period ............................................................   $ 319,115    $801,799       $ 536,133     $790,021
                                                                               =========    ========       =========     ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  INCLUDES REALIZED GAINS (LOSSES) OR REDEMPTIONS AS A RESULT OF A REDEMPTION IN-KIND. (SEE NOTE 11.)
(1) COMMENCEMENT OF OPERATIONS.
(2) FOR SHARE TRANSACTIONS, SEE NOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.
(3) ASSETS OF CLASS I SHARES WERE FULLY LIQUIDATED ON DECEMBER 29, 2000. (SEE NOTE 11.)

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
72                               1.800.433.6884

[GRAPHIC OMITTED]

                                                                                  LARGE CAP VALUE              CORE EQUITY
                                                                                        FUND                       FUND
                                                                             ----------------------      ----------------------
                                                                              08/01/00   08/01/99        08/01/00    05/31/00(1)
                                                                             TO 07/31/01 TO 07/31/00     TO 07/31/01 TO 07/31/00
                                                                             -----------------------     -----------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ..............................................  $  2,939    $   8,000        $   328     $    28
  Net Realized Gain (Loss) on Investments ...................................       387       10,416         (2,284)          9
  Net Realized Gain on Option Contracts .....................................        --           --             --          --
  Net Realized Loss on Foreign Currency Transactions ........................        --           --             --          --
  Change in Unrealized Appreciation (Depreciation) on Investments ...........    (7,368)     (76,724)       (10,047)        432
  Change in Unrealized Appreciation (Depreciation) on Foreign Currency ......       --            --             --          --
                                                                               --------    ---------        -------     -------
Net Increase (Decrease) in Net Assets Resulting From Operations .............    (4,042)     (58,308)       (12,003)        469
                                                                               --------    ---------        -------     -------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ........................................................    (2,438)      (7,684)          (344)        (17)
    Class I Shares ..........................................................        --           --             --          --
    Class A Shares ..........................................................      (477)        (427)            (4)         --
    Class B Shares ..........................................................       (10)         (34)            --          --
    Class C Shares ..........................................................        --           --             --          --
    Distributions in excess of net investment income ........................        --           --             --          --
  Capital Gains:
    Fiduciary Shares ........................................................   (16,197)    (114,343)           (11)         --
    Class I Shares ..........................................................        --           --             --          --
    Class A Shares ..........................................................    (4,088)      (4,308)            (1)         --
    Class B Shares ..........................................................      (258)      (1,052)            --          --
    Class C Shares ..........................................................        (1)         --              --          --
                                                                               --------    ---------        -------     -------
      Total Distributions ...................................................   (23,469)    (127,848)          (360)        (17)
                                                                               --------    ---------        -------     -------
Change in Net Assets ........................................................   (27,511)    (186,156)       (12,363)        452
                                                                               --------    ---------        -------     -------
Share Transactions: (2)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets .        --           --             --       5,877
    Proceeds from Shares Issued .............................................    25,738       90,475         89,708      28,311
    Reinvestment of Distributions ...........................................    16,382      112,073            136           3
    Cost of Shares Redeemed .................................................  (122,146)    (364,118)       (16,051)       (437)
                                                                               --------    ---------        -------     -------
      Total Fiduciary Share Transactions ....................................   (80,026)    (161,570)        73,793      33,754
                                                                               --------    ---------        -------     -------
  Class I Shares: (3)
    Proceeds from Shares Issued .............................................        --           --             --          --
    Reinvestment of Distributions ...........................................        --           --             --          --
    Cost of Shares Redeemed .................................................        --           --             --          --
                                                                               --------    ---------        -------     -------
      Total Class I Share Transactions ......................................        --           --             --          --
                                                                               --------    ---------        -------     -------
  Class A Shares:
    Proceeds from Shares Issued .............................................     3,596       60,185          3,050          27
    Reinvestment of Distributions ...........................................     4,505        4,539              4          --
    Cost of Shares Redeemed .................................................   (14,375)     (16,267)          (907)         --
                                                                               --------    ---------        -------     -------
      Total Class A Share Transactions ......................................    (6,274)      48,457          2,147          27
                                                                               --------    ---------        -------     -------
  Class B Shares:
    Proceeds from Shares Issued .............................................       610        1,492          2,103         144
    Reinvestment of Distributions ...........................................       266        1,067             --          --
    Cost of Shares Redeemed .................................................      (736)      (1,709)          (192)         --
                                                                               --------    ---------        -------     -------
      Total Class B Share Transactions ......................................       140          850          1,911         144
                                                                               --------    ---------        -------     -------
  Class C Shares:
    Proceeds from Shares Issued .............................................        --           39             --          --
    Reinvestment of Distributions ...........................................         1           --             --          --
    Cost of Shares Redeemed .................................................       (21)          --             --          --
                                                                               --------    ---------        -------     -------
      Total Class C Share Transactions ......................................       (20)          39             --          --
                                                                               --------    ---------        -------     -------
Net Increase (Decrease) in Net Assets From Share Transactions ...............   (86,180)    (112,224)        77,851      33,925
                                                                               --------    ---------        -------     -------
      Total Increase (Decrease) in Net Assets ...............................  (113,691)    (298,380)        65,488      34,377
                                                                               --------    ---------        -------     -------
Net Assets:
  Beginning of Period .......................................................   357,331      655,711         34,377          --
                                                                               --------    ---------        -------     -------
  End of Period .............................................................  $243,640    $ 357,331        $99,865     $34,377
                                                                               ========    =========        =======     =======

                                                                                       BALANCED                 SMALL CAP VALUE
                                                                                         FUND                        FUND
                                                                               -----------------------     ------------------------
                                                                                08/01/00     08/01/99        08/01/00    08/01/99
                                                                               TO 07/31/01 TO 07/31/00     TO 07/31/01  TO 07/31/00
                                                                               -----------------------     ------------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ..............................................    $  8,576   $  11,561        $    290      $    743
  Net Realized Gain (Loss) on Investments ...................................       9,415      11,739          10,995*        9,277
  Net Realized Gain on Option Contracts .....................................          --         --               --            --
  Net Realized Loss on Foreign Currency Transactions ........................          --         --              (50)          (14)
  Change in Unrealized Appreciation (Depreciation) on Investments ...........     (42,407)    (13,730)        (14,153)        7,331
  Change in Unrealized Appreciation (Depreciation) on Foreign Currency ......          --          --             (17)           (2)
                                                                                 --------   ---------        --------      --------
Net Increase (Decrease) in Net Assets Resulting From Operations .............     (24,416)      9,570          (2,935)       17,335
                                                                                 --------   ---------        --------      --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ........................................................      (8,652)    (11,097)           (560)       (1,480)
    Class I Shares ..........................................................          --          --              --            --
    Class A Shares ..........................................................        (209)       (256)            (15)          (63)
    Class B Shares ..........................................................         (74)        (72)             --           (32)
    Class C Shares ..........................................................          (1)         --              --            --
    Distributions in excess of net investment income ........................          --          --              --          (400)
  Capital Gains:
    Fiduciary Shares ........................................................     (11,894)    (35,061)        (13,181)       (4,436)
    Class I Shares ..........................................................          --         --               --            --
    Class A Shares ..........................................................        (313)       (890)           (746)         (147)
    Class B Shares ..........................................................        (151)       (333)           (514)         (124)
    Class C Shares ..........................................................          (1)         --             (55)           --
                                                                                 --------   ---------        --------      --------
      Total Distributions ...................................................     (21,295)    (47,709)        (15,071)       (6,682)
                                                                                 --------   ---------        --------      --------
Change in Net Assets ........................................................     (45,711)    (38,139)        (18,006)       10,653
                                                                                 --------   ---------        --------      --------
Share Transactions: (2)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets .          --          --              --            --
    Proceeds from Shares Issued .............................................      42,483      63,709          32,903        53,458
    Reinvestment of Distributions ...........................................      20,035      44,993          13,388         4,577
    Cost of Shares Redeemed .................................................     (98,980)   (121,531)        (86,159)*     (13,705)
                                                                                 --------   ---------        --------      --------
      Total Fiduciary Share Transactions ....................................     (36,462)    (12,829)        (39,868)       44,330
                                                                                 --------   ---------        --------      --------
  Class I Shares: (3)
    Proceeds from Shares Issued .............................................          --          --              --            --
    Reinvestment of Distributions ...........................................          --          --              --            --
    Cost of Shares Redeemed .................................................          --          --              --            --
                                                                                 --------   ---------        --------      --------
      Total Class I Share Transactions ......................................          --          --              --            --
                                                                                 --------   ---------        --------      --------
  Class A Shares:
    Proceeds from Shares Issued .............................................       6,159       1,974          57,523        75,939
    Reinvestment of Distributions ...........................................         510       1,128             679           231
    Cost of Shares Redeemed .................................................      (7,031)     (2,794)        (55,664)      (69,347)
                                                                                 --------   ---------        --------      --------
      Total Class A Share Transactions ......................................        (362)        308           2,538         6,823
                                                                                 --------   ---------        --------      --------
  Class B Shares:
    Proceeds from Shares Issued .............................................       1,936       2,086           2,677         4,187
    Reinvestment of Distributions ...........................................         222         393             470           166
    Cost of Shares Redeemed .................................................      (1,053)     (1,050)           (814)       (1,134)
                                                                                 --------   ---------        --------      --------
      Total Class B Share Transactions ......................................       1,105       1,429           2,333         3,219
                                                                                 --------   ---------        --------      --------
  Class C Shares:
    Proceeds from Shares Issued .............................................          79          52             381           364
    Reinvestment of Distributions ...........................................           2          --              54            --
    Cost of Shares Redeemed .................................................         (18)         (5)            (50)           (1)
                                                                                 --------   ---------        --------      --------
      Total Class C Share Transactions ......................................          63          47             385           363
                                                                                 --------   ---------        --------      --------
Net Increase (Decrease) in Net Assets From Share Transactions ...............     (35,656)    (11,045)        (34,612)       54,735
                                                                                 --------   ---------        --------      --------
      Total Increase (Decrease) in Net Assets ...............................     (81,367)    (49,184)        (52,618)       65,388
                                                                                 --------   ---------        --------      --------
Net Assets:
  Beginning of Period .......................................................     417,057     466,241         147,735        82,347
                                                                                 --------   ---------        --------      --------
  End of Period .............................................................    $335,690   $ 417,057        $ 95,117      $147,735
                                                                                 ========   =========        ========      ========

                                                                                 INTERNATIONAL EQUITY
                                                                                        FUND
                                                                              -------------------------
                                                                               08/01/00      08/01/99
                                                                               TO 07/31/01  TO 07/31/00
                                                                              -------------------------
Investment Activities From Operations:
  Net Investment Income (Loss) ..............................................     $   (228)   $    378
  Net Realized Gain (Loss) on Investments ...................................      (14,395)      8,855
  Net Realized Gain on Option Contracts .....................................           --          --
  Net Realized Loss on Foreign Currency Transactions ........................         (187)        (75)
  Change in Unrealized Appreciation (Depreciation) on Investments ...........      (21,774)      3,269
  Change in Unrealized Appreciation (Depreciation) on Foreign Currency ......           92         (14)
                                                                                  --------    --------
Net Increase (Decrease) in Net Assets Resulting From Operations .............      (36,036)     12,413
                                                                                  --------    --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ........................................................         (377)       (722)
    Class I Shares ..........................................................           --          --
    Class A Shares ..........................................................           (4)         --
    Class B Shares ..........................................................           --          (1)
    Class C Shares ..........................................................           --          --
    Distributions in excess of net investment income ........................           --          --
  Capital Gains:
    Fiduciary Shares ........................................................       (8,688)       (783)
    Class I Shares ..........................................................           --          --
    Class A Shares ..........................................................          (37)         --
    Class B Shares ..........................................................          (70)         (1)
    Class C Shares ..........................................................           (1)         --
                                                                                  --------    --------
      Total Distributions ...................................................       (9,177)     (1,507)
                                                                                  --------    --------
Change in Net Assets ........................................................      (45,213)     10,906
                                                                                  --------    --------
Share Transactions: (2)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets .           --          --
    Proceeds from Shares Issued .............................................      292,973      45,794
    Reinvestment of Distributions ...........................................        8,491         930
    Cost of Shares Redeemed .................................................     (265,377)    (44,447)
                                                                                  --------    --------
      Total Fiduciary Share Transactions ....................................       36,087       2,277
                                                                                  --------    --------
  Class I Shares: (3)
    Proceeds from Shares Issued .............................................           --          --
    Reinvestment of Distributions ...........................................           --          --
    Cost of Shares Redeemed .................................................           --          --
                                                                                  --------    --------
      Total Class I Share Transactions ......................................           --          --
                                                                                  --------    --------
  Class A Shares:
    Proceeds from Shares Issued .............................................      157,834      32,538
    Reinvestment of Distributions ...........................................           39          --
    Cost of Shares Redeemed .................................................     (154,879)    (31,167)
                                                                                  --------    --------
      Total Class A Share Transactions ......................................        2,994       1,371
                                                                                  --------    --------
  Class B Shares:
    Proceeds from Shares Issued .............................................          360       1,127
    Reinvestment of Distributions ...........................................           69           2
    Cost of Shares Redeemed .................................................         (160)       (131)
                                                                                  --------    --------
      Total Class B Share Transactions ......................................          269         998
                                                                                  --------    --------
  Class C Shares:
    Proceeds from Shares Issued .............................................           13          10
    Reinvestment of Distributions ...........................................            1          --
    Cost of Shares Redeemed .................................................           (1)         (1)
                                                                                  --------    --------
      Total Class C Share Transactions ......................................           13           9
                                                                                  --------    --------
Net Increase (Decrease) in Net Assets From Share Transactions ...............       39,363       4,655
                                                                                  --------    --------
      Total Increase (Decrease) in Net Assets ...............................       (5,850)     15,561
                                                                                  --------    --------
Net Assets:
  Beginning of Period .......................................................      124,098     108,537
                                                                                  --------    --------
  End of Period .............................................................     $118,248    $124,098
                                                                                  ========    ========

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           73

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

STATEMENTS OF CHANGES IN NET ASSETS (000)

FOR THE YEARS ENDED

                                                                              CALIFORNIA INTERMEDIATE
                                                                                  TAX-FREE BOND                      BOND
                                                                                       FUND                          FUND
                                                                            --------------------------     ------------------------
                                                                              08/01/00      08/01/99       08/01/00      08/01/99
                                                                              TO 07/31/01  TO 07/31/00     TO 07/31/01  TO 07/31/00
                                                                            --------------------------     ------------------------
Investment Activities From Operations:
  Net Investment Income ..................................................      $  7,656      $  7,420       $  32,214     $ 19,895
  Net Realized Gain (Loss) on Investments ................................           799           147             774       (1,032)
  Change in Unrealized Appreciation (Depreciation) on Investments ........         5,364            94          29,995       (3,247)
                                                                                --------      --------       ---------     --------
  Net Increase in Net Assets Resulting From Operations ...................        13,819         7,661          62,983       15,616
                                                                                --------      --------       ---------     --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .....................................................        (5,507)       (6,354)        (31,231)     (19,691)
    Class A Shares .......................................................        (2,092)       (1,078)           (716)        (234)
    Class B Shares .......................................................           (53)           (6)            (32)          --
    Class S Shares .......................................................            --            --              --           --
                                                                                --------      --------       ---------     --------
      Total Distributions ................................................        (7,652)       (7,438)        (31,979)     (19,925)
                                                                                --------      --------       ---------     --------
Change in Net Assets .....................................................         6,167           223          31,004       (4,309)
                                                                                --------      --------       ---------     --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets           --            --              --        3,231
    Proceeds from the reorganization of the Intermediate-Term Bond Fund ..            --            --         212,819           --
    Proceeds from Shares Issued ..........................................        14,989        19,182         130,309       91,004
    Reinvestment of Distributions ........................................           260           393          15,777       12,398
    Cost of Shares Redeemed ..............................................       (35,336)      (29,890)       (198,293)     (94,865)
                                                                                --------      --------       ---------     --------
      Total Fiduciary Share Transactions .................................       (20,087)      (10,315)        160,612       11,768
                                                                                --------      --------       ---------     --------
 Class A Shares:
    Proceeds from the reorganization of the Intermediate-Term Bond Fund ..            --            --           4,506           --
    Proceeds from Shares Issued ..........................................        48,185        26,521          13,444        5,566
    Reinvestment of Distributions ........................................         1,623           807             569          190
    Cost of Shares Redeemed ..............................................       (13,831)      (13,993)        (10,061)      (2,182)
                                                                                --------      --------       ---------     --------
      Total Class A Share Transactions ...................................        35,977        13,335           8,458        3,574
                                                                                --------      --------       ---------     --------
  Class B Shares:
    Proceeds from Shares Issued ..........................................         3,180           505           2,278           --
    Reinvestment of Distributions ........................................            34             3              30           --
    Cost of Shares Redeemed ..............................................          (341)          (91)            (49)          --
                                                                                --------      --------       ---------     --------
      Total Class B Share Transactions ...................................         2,873           417           2,259           --
                                                                                --------      --------       ---------     --------
  Class S Shares:
    Proceeds from Shares Issued ..........................................            --            --              --           --
    Reinvestment of Distributions ........................................            --            --              --           --
    Cost of Shares Redeemed ..............................................            --            --              --           --
                                                                                --------      --------       ---------     --------
      Total Class S Share Transactions ...................................            --            --              --           --
                                                                                --------      --------       ---------     --------
Net Increase (Decrease) in Net Assets From Share Transactions ............        18,763         3,437         171,329       15,342
                                                                                --------      --------       ---------     --------
      Total Increase (Decrease) in Net Assets ............................        24,930         3,660         202,333       11,033
                                                                                --------      --------       ---------     --------
Net Assets:
  Beginning of Period ....................................................       170,784       167,124         348,571      337,538
                                                                                --------      --------       ---------     --------
  End of Period ..........................................................      $195,714      $170,784       $ 550,904     $348,571
                                                                                ========      ========       =========     ========


    AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) FOR SHARE TRANSACTIONS, SEE NOTE 12 IN THE NOTES TO FINANCIAL STATEMENTS.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
74                               1.800.433.6884

[GRAPHIC OMITTED]


                                                                                 100% U.S. TREASURY             U.S. GOVERNMENT
                                                                                    MONEY MARKET                  MONEY MARKET
                                                                                       FUND                          FUND
                                                                              ------------------------     ------------------------
                                                                               08/01/00      08/01/99       08/01/00      08/01/99
                                                                              TO 07/31/01  TO 07/31/00     TO 07/31/01  TO 07/31/00
                                                                              ------------------------     ------------------------
Investment Activities From Operations:
  Net Investment Income ..................................................     $   65,374   $   58,554     $   26,778   $    25,885
  Net Realized Gain (Loss) on Investments ................................            191           30            106            12
  Change in Unrealized Appreciation (Depreciation) on Investments ........             --           --             --            --
                                                                               ----------   ----------     ----------   -----------
  Net Increase in Net Assets Resulting From Operations ...................         65,565       58,584         26,884        25,897
                                                                               ----------   ----------     ----------   -----------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares .....................................................        (19,503)     (12,568)       (18,543)      (17,879)
    Class A Shares .......................................................        (11,285)     (18,958)        (2,181)       (3,095)
    Class B Shares .......................................................             --           --            (28)          (13)
    Class S Shares .......................................................        (34,586)     (27,033)        (6,049)       (4,901)
                                                                               ----------   ----------     ----------   -----------
      Total Distributions ................................................        (65,374)     (58,559)       (26,801)      (25,888)
                                                                               ----------   ----------     ----------   -----------
Change in Net Assets .....................................................            191           25             83             9
                                                                               ----------   ----------     ----------   -----------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund Assets            --           --             --            --
    Proceeds from the reorganization of the Intermediate-Term Bond Fund ..             --           --             --            --
    Proceeds from Shares Issued ..........................................      1,486,204    1,088,153      2,149,847     1,817,771
    Reinvestment of Distributions ........................................            788          932            467           478
    Cost of Shares Redeemed ..............................................     (1,501,387)    (972,128)    (2,077,051)   (1,839,487)
                                                                               ----------   ----------     ----------   -----------
      Total Fiduciary Share Transactions .................................        (14,395)     116,957         73,263       (21,238)
                                                                               ----------   ----------     ----------   -----------
 Class A Shares:
    Proceeds from the reorganization of the Intermediate-Term Bond Fund ..             --           --             --            --
    Proceeds from Shares Issued ..........................................        364,547      670,595        135,991       117,813
    Reinvestment of Distributions ........................................         11,895       20,981          2,288         3,461
    Cost of Shares Redeemed ..............................................       (399,371)  (1,393,158)      (139,367)     (244,081)
                                                                               ----------   ----------     ----------   -----------
      Total Class A Share Transactions ...................................        (22,929)    (701,582)        (1,088)     (122,807)
                                                                               ----------   ----------     ----------   -----------
  Class B Shares:
    Proceeds from Shares Issued ..........................................             --           --          1,029           421
    Reinvestment of Distributions ........................................             --           --             26            12
    Cost of Shares Redeemed ..............................................             --           --           (483)         (259)
                                                                               ----------   ----------     ----------   -----------
      Total Class B Share Transactions ...................................             --           --            572           174
                                                                               ----------   ----------     ----------   -----------
  Class S Shares:
    Proceeds from Shares Issued ..........................................      2,300,582    2,263,949        477,944       575,464
    Reinvestment of Distributions ........................................         35,536       24,122          6,258         4,349
    Cost of Shares Redeemed ..............................................     (2,219,193)  (1,594,303)      (442,845)     (459,707)
                                                                               ----------   ----------     ----------   -----------
      Total Class S Share Transactions ...................................        116,925      693,768         41,357       120,106
                                                                               ----------   ----------     ----------   -----------
Net Increase (Decrease) in Net Assets From Share Transactions ............         79,601      109,143        114,104       (23,765)
                                                                               ----------   ----------     ----------   -----------
      Total Increase (Decrease) in Net Assets ............................         79,792      109,168        114,187       (23,756)
                                                                               ----------   ----------     ----------   -----------
Net Assets:
  Beginning of Period ....................................................      1,349,700    1,240,532        498,576       522,332
                                                                               ----------   ----------     ----------   -----------
  End of Period ..........................................................     $1,429,492   $1,349,700     $  612,763   $   498,576
                                                                               ==========   ==========     ==========   ===========

                                                                                 DIVERSIFIED                 CALIFORNIA TAX-FREE
                                                                                MONEY MARKET                    MONEY MARKET
                                                                                   FUND                            FUND
                                                                         ------------------------          ------------------------
                                                                          08/01/00      08/01/99            08/01/00       08/01/99
                                                                         TO 01/31/01  TO 07/31/00          TO 01/31/01  TO 07/31/00
                                                                         ------------------------          ------------------------
Investment Activities From Operations:
  Net Investment Income .............................................   $   217,997    $  181,677           $  17,181      $18,163
  Net Realized Gain (Loss) on Investments ...........................         1,680            73                   6            7
  Change in Unrealized Appreciation (Depreciation) on Investments ...            --            --                  --           --
                                                                        -----------    ----------           ---------      --------
  Net Increase in Net Assets Resulting From Operations ..............       219,677       181,750              17,187        18,170
                                                                        -----------    ----------           ---------      --------
Distributions to Shareholders:
  Net Investment Income:
    Fiduciary Shares ................................................      (101,314)      (90,371)             (8,705)       (8,865)
    Class A Shares ..................................................       (39,504)      (39,181)             (6,065)       (7,485)
    Class B Shares ..................................................            --            --                  --            --
    Class S Shares ..................................................       (77,095)      (52,099)             (2,411)       (1,805)
                                                                        -----------    ----------           ---------      --------
      Total Distributions ...........................................      (217,913)     (181,651)            (17,181)      (18,155)
                                                                        -----------    ----------           ---------      --------
Change in Net Assets ................................................         1,764            99                   6            15
                                                                        -----------    ----------           ---------      --------
Share Transactions: (1)
  Fiduciary Shares:
    Proceeds in connection with the acquisition of Common Trust Fund             --            --                  --            --
    Proceeds from the reorganization of the Intermediate-Term Bond Fund          --            --                  --            --
    Proceeds from Shares Issued .....................................     3,583,229     4,162,999             519,068       777,875
    Reinvestment of Distributions ...................................        15,942        13,843                   1             6
    Cost of Shares Redeemed .........................................    (3,269,944)   (3,773,157)           (474,620)     (744,458)
                                                                        -----------    ----------           ---------      --------
      Total Fiduciary Share Transactions ............................       329,227       403,685              44,449        33,423
                                                                        -----------    ----------           ---------      --------
 Class A Shares:
    Proceeds from the reorganization of the Intermediate-Term Bond Fund          --            --                  --            --
    Proceeds from Shares Issued .....................................     1,343,323     1,826,396             365,552       400,321
    Reinvestment of Distributions ...................................        39,844        41,471               6,243         7,598
    Cost of Shares Redeemed .........................................    (1,145,739)   (2,883,686)           (320,313)     (574,372)
                                                                        -----------    ----------           ---------      --------
      Total Class A Share Transactions ..............................       237,428    (1,015,819)             51,482      (166,453)
                                                                        -----------    ----------           ---------      --------
  Class B Shares:
    Proceeds from Shares Issued .....................................            --            --                  --            --
    Reinvestment of Distributions ...................................            --            --                  --            --
    Cost of Shares Redeemed .........................................            --            --                  --            --
                                                                        -----------    ----------           ---------      --------
      Total Class B Share Transactions ..............................            --            --                  --            --
                                                                        -----------    ----------           ---------      --------
  Class S Shares:
    Proceeds from Shares Issued .....................................     2,951,950     3,534,606             528,579       461,164
    Reinvestment of Distributions ...................................        79,874        45,062               2,484         1,601
    Cost of Shares Redeemed .........................................    (3,023,810)   (2,004,033)           (496,969)     (374,667)
                                                                        -----------    ----------           ---------      --------
      Total Class S Share Transactions ..............................         8,014     1,575,635              34,094        88,098
                                                                        -----------    ----------           ---------      --------
Net Increase (Decrease) in Net Assets From Share Transactions .......       574,669       963,501             130,025       (44,932)
                                                                        -----------    ----------           ---------      --------
      Total Increase (Decrease) in Net Assets .......................       576,433       963,600             130,031       (44,917)
                                                                        -----------    ----------           ---------      --------
Net Assets:
  Beginning of Period ...............................................     3,930,058     2,966,458             563,471       608,388
                                                                        -----------    ----------           ---------      --------
  End of Period .....................................................   $ 4,506,491    $3,930,058           $ 693,502      $563,471
                                                                        ===========    ==========           =========      ========

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           75

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, UNLESS OTHERWISE INDICATED


                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                          NET
           ASSET                     NET REALIZED                                ASSET                       ASSETS,        RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                        END       OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END          TOTAL**      OF PERIOD    TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD       RETURN         (000)      NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  2001+     $18.62      (0.061)        (7.684)             --       (2.195)     $  8.68        (45.71)%     $279,625        0.92%
  2000       18.39          --          2.030              --       (1.800)       18.62         11.13        722,376        0.92
  1999       16.92      (0.018)         2.759              --       (1.271)       18.39         17.24        738,548        0.90
  1998       17.36       0.017          3.108          (0.033)      (3.532)       16.92         22.59        499,060        0.91
  1997       12.58       0.057          5.773          (0.053)      (0.996)       17.36         48.54        297,879        0.92

  CLASS A SHARES
  2001+     $18.53      (0.093)        (7.632)             --       (2.195)     $  8.61        (45.83)%     $ 24,223        1.17%
  2000       18.35          --          1.980              --       (1.800)       18.53         10.87         54,199        1.17
  1999       16.93      (0.055)         2.746              --       (1.271)       18.35         16.92         24,579        1.14
  1998       17.39      (0.018)         3.100          (0.015)      (3.532)       16.93         22.26         17,173        1.16
  1997       12.60       0.049          5.784          (0.048)      (0.996)       17.39         48.49          7,816        1.04

  CLASS B SHARES
  2001+     $18.19      (0.168)        (7.467)             --       (2.195)     $  8.36        (46.23)%     $ 14,450        1.82%
  2000       18.15          --          1.840              --       (1.800)       18.19         10.18         24,407        1.82
  1999       16.85      (0.103)         2.674              --       (1.271)       18.15         16.26         11,111        1.79
  1998(1)    14.76      (0.035)         2.125              --           --        16.85         28.71*         1,948        1.81*

  CLASS C SHARES
  2001+     $18.19      (0.160)        (7.465)             --       (2.195)     $  8.37        (46.17)%    $     817        1.82%
  2000(2)    19.43          --          0.560              --       (1.800)       18.19          2.92            817        1.82*

-------------------
VALUE MOMENTUM FUND
-------------------

  FIDUCIARY SHARES
  2001      $29.10       0.245         (0.411)         (0.252)      (1.682)      $27.00         (0.55)%     $482,337        0.92%
  2000       29.56       0.256          1.002          (0.255)      (1.463)       29.10          4.47        619,618        0.90
  1999       27.31       0.315          3.117          (0.318)      (0.866)       29.56         13.08        843,316        0.81
  1998       25.48       0.332          2.003          (0.341)      (0.164)       27.31          9.22        863,627        0.81
  1997(3)    21.57       0.132          3.955          (0.176)          --        25.48         19.06        463,434        0.78*
  1997(4)    18.05       0.436          4.371          (0.438)      (0.848)       21.57         27.33        317,482        0.79

  CLASS A SHARES
  2001      $29.09       0.160         (0.394)         (0.184)      (1.682)      $26.99         (0.80)%    $  42,466        1.17%
  2000       29.55       0.196          0.993          (0.186)      (1.463)       29.09          4.23         40,930        1.15
  1999       27.31       0.245          3.119          (0.255)      (0.866)       29.55         12.79         36,495        1.06
  1998       25.48       0.262          2.007          (0.275)      (0.164)       27.31          8.96         35,325        1.06
  1997(3)    21.57       0.106          3.953          (0.147)          --        25.48         18.90         20,750        1.03*
  1997(4)    18.05       0.389          4.368          (0.393)      (0.848)       21.57         27.04         15,963        1.04

  CLASS B SHARES
  2001      $28.95      (0.013)        (0.411)         (0.034)      (1.682)      $26.81         (1.48)%    $  10,292        1.82%
  2000       29.46       0.032          0.950          (0.029)      (1.463)       28.95          3.50          8,336        1.82
  1999       27.28       0.024          3.113          (0.088)      (0.866)       29.46         11.89          6,506        1.81
  1998(1)    26.82       0.046          0.479          (0.064)          --        27.28          3.94*         5,202        1.81*

  CLASS C SHARES
  2001      $28.94      (0.093)        (0.329)         (0.036)      (1.682)      $26.80         (1.47)%    $   1,038        1.82%
  2000(2)    29.50       0.128          0.819          (0.044)      (1.463)       28.94          3.37            568        1.82*

                                                 RATIO OF
                  RATIO                        NET INVESTMENT
               OF EXPENSES     RATIO OF      INCOME (LOSS) TO
               TO AVERAGE    NET INVESTMENT      AVERAGE
               NET ASSETS    INCOME (LOSS)      NET ASSETS      PORTFOLIO
               EXCLUDING      TO AVERAGE        EXCLUDING       TURNOVER
              FEE WAIVERS     NET ASSETS        FEE WAIVERS       RATE
--------------------------------------------------------------------------
-----------
GROWTH FUND
-----------
  FIDUCIARY SHARES
  2001+            1.11%         (0.46)%           (0.65)%           26%
  2000             1.09          (0.32)            (0.49)            67
  1999             1.09          (0.14)            (0.33)            52
  1998             1.08           0.08             (0.09)            67
  1997             1.24           0.39              0.07            118

  CLASS A SHARES
  2001+            1.36%         (0.71)%           (0.90)%           26%
  2000             1.34          (0.60)            (0.77)            67
  1999             1.34          (0.38)            (0.58)            52
  1998             1.34          (0.17)            (0.35)            67
  1997             1.49           0.28             (0.18)           118

  CLASS B SHARES
  2001+            1.86%         (1.35)%           (1.39)%           26%
  2000             1.84          (1.26)            (1.28)            67
  1999             1.84          (1.04)            (1.09)            52
  1998(1)          1.84*         (0.94)*           (0.97)*           67

  CLASS C SHARES
  2001+            1.86%         (1.35)%           (1.39)%           26%
  2000(2)          1.84*         (1.46)*           (1.48)*           67

-------------------
VALUE MOMENTUM FUND
-------------------

FIDUCIARY SHARES
  2001             1.10%          0.85%             0.67%             3%
  2000             1.09           0.88              0.69              3
  1999             1.09           1.15              0.87              9
  1998             1.08           1.25              0.98              7
  1997(3)          0.94*          1.65*             1.49*             1
  1997(4)          0.79           2.26              2.26              9

  CLASS A SHARES
  2001             1.35%          0.59%             0.41%             3%
  2000             1.34           0.62              0.43              3
  1999             1.34           0.90              0.62              9
  1998             1.33           0.99              0.72              7
  1997(3)          1.25*          1.40*             1.17*             1
  1997(4)          1.19           2.01              1.86              9

  CLASS B SHARES
  2001             1.85%         (0.05)%           (0.08)%            3%
  2000             1.84          (0.06)            (0.08)             3
  1999             1.84           0.14              0.11              9
  1998(1)          1.84*          0.15*             0.13*             7

  CLASS C SHARES
  2001             1.85%         (0.06)%           (0.09)%            3%
  2000(2)          1.84*         (0.21)*           (0.23)*            3

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
76                               1.800.433.6884

[GRAPHIC OMITTED]

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-----------------------
LARGE CAP VALUE FUND***
-----------------------

  FIDUCIARY SHARES
  2001      $12.35       0.129         (0.438)         (0.127)      (0.874)     $11.04        (2.90)%     $189,327       0.91%
  2000       17.78       0.227         (1.864)         (0.228)      (3.565)      12.35        (9.67)       290,327       0.89
  1999       17.92       0.247          2.072          (0.249)      (2.206)      17.78        14.23        628,839       0.88
  1998       18.21       0.305          1.486          (0.302)      (1.776)      17.92        10.79        670,298       0.92
  1997       14.27       0.372          5.019          (0.368)      (1.083)      18.21        40.13        352,725       0.99

  CLASS A SHARES
  2001      $12.38       0.097         (0.445)         (0.098)      (0.874)     $11.06        (3.22)%     $ 50,776       1.16%
  2000       17.81       0.210         (1.882)         (0.193)      (3.565)      12.38        (9.86)        63,180       1.16
  1999       17.95       0.189          2.087          (0.208)      (2.206)      17.81        13.94         22,329       1.13
  1998       18.24       0.262          1.486          (0.258)      (1.776)      17.95        10.50         23,024       1.17
  1997       14.29       0.363          5.028          (0.358)      (1.083)      18.24        39.97         14,152       1.06

  CLASS B SHARES
  2001      $12.30       0.020         (0.442)         (0.034)      (0.874)     $10.97        (3.84)%     $  3,521       1.81%
  2000       17.74       0.101         (1.864)         (0.112)      (3.565)      12.30       (10.50)         3,786       1.80
  1999       17.90       0.089          2.071          (0.115)      (2.206)      17.74        13.25          4,543       1.78
  1998(1)    16.88       0.057          1.034          (0.072)          --       17.90        13.10*         1,816       1.82*

  CLASS C SHARES
  2001      $12.29       0.004         (0.428)         (0.032)      (0.874)     $10.96        (3.86)%     $     16       1.81%
  2000(2)    16.51       0.062         (0.643)         (0.074)      (3.565)      12.29        (4.10)            38       1.80*

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2001      $ 9.76       0.044         (1.495)         (0.047)      (0.002)      $8.26       (14.91)%     $ 96,112       0.92%
  2000(5)    10.00       0.012         (0.243)         (0.009)          --        9.76        (2.31)        34,210       0.92*

  CLASS A SHARES
  2001      $ 9.76       0.028         (1.507)         (0.029)      (0.002)      $8.25       (15.19)%     $  1,870       1.17%
  2000(6)     9.88       0.006         (0.119)         (0.007)          --        9.76        (1.14)            27       1.17*

  CLASS B SHARES
  2001      $ 9.75      (0.013)        (1.513)         (0.002)      (0.002)      $8.22       (15.66)%     $  1,883       1.82%
  2000(6)     9.88       0.004         (0.127)         (0.007)          --        9.75        (1.24)           140       1.82*

                                                 RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT       AVERAGE
              NET ASSETS    INCOME (LOSS)       NET ASSETS       PORTFOLIO
              EXCLUDING      TO AVERAGE         EXCLUDING        TURNOVER
              FEE WAIVERS    NET ASSETS         FEE WAIVERS        RATE
--------------------------------------------------------------------------
--------------------
LARGE CAP VALUE FUND
--------------------

  FIDUCIARY SHARES
  2001            1.06%          1.08%             0.93%           138%
  2000            1.10           1.61              1.40             97
  1999            1.09           1.43              1.22             71
  1998            1.09           1.63              1.45             69
  1997            1.21           2.39              2.17             46

  CLASS A SHARES
  2001            1.31%          0.81%             0.66%           138%
  2000            1.37           1.17              0.96             97
  1999            1.34           1.17              0.96             71
  1998            1.34           1.39              1.22             69
  1997            1.46           2.32              1.92             46

  CLASS B SHARES
  2001            1.83%          0.16%             0.14%           138%
  2000            1.86           0.66              0.60             97
  1999            1.84           0.50              0.44             71
  1998(1)         1.85*          0.38*             0.36*            69

  CLASS C SHARES
  2001            1.83%          0.18%             0.16%           138%
  2000(2)          1.86*         0.08*             0.02*            97

----------------
CORE EQUITY FUND
----------------

  FIDUCIARY SHARES
  2001            1.12%          0.49%            0.29%             14%
  2000(5)         1.09*          1.21*            1.04*              3

  CLASS A SHARES
  2001            1.37%          0.23%            0.03%             14%
  2000(6)         1.34*          0.90*            0.73*              3

  CLASS B SHARES
  2001            1.87%        (0.44)%            (0.49)%           14%
  2000(6)         1.84*         0.72*              0.70*             3

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  *  ANNUALIZED
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*** ON JUNE 20, 2001, THE TRUSTEES APPROVED TO CHANGE THE INCOME EQUITY FUND'S NAME TO THE LARGE CAP VALUE FUND EFFECTIVE JUNE 29, 2001.
 +   PER SHARE AMOUNTS CALCULATED USING AVERAGE SHARES METHOD.
(1)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(2)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(3)  FOR THE SIX MONTH PERIOD ENDED JULY 31.
(4)  FOR THE YEAR ENDED JANUARY 31.
(5)  COMMENCED OPERATIONS ON MAY 31, 2000.
(6)  COMMENCED OPERATIONS ON JUNE 30, 2000.

The accompanying notes are an integral part of the financial statements.
-------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           77

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, UNLESS OTHERWISE INDICATED

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
--------------
BALANCED FUND
--------------

  FIDUCIARY SHARES
  2001      $15.74       0.331         (1.224)          (0.346)      (0.471)     $14.03        (5.85)%    $321,263       0.92%
  2000       17.21       0.431         (0.077)          (0.426)      (1.398)      15.74         2.28       401,742       0.92
  1999       16.73       0.428          1.172           (0.436)      (0.684)      17.21         9.96       451,411       0.92
  1998       16.46       0.446          0.724           (0.458)      (0.442)      16.73         7.31       448,783       0.91
  1997(1)    15.04       0.228          1.712           (0.228)      (0.290)      16.46        13.35       400,442       0.83*
  1997(2)    13.92       0.422          1.699           (0.409)      (0.595)      15.04        16.30       307,531       0.79

  CLASS A SHARES
  2001      $15.73       0.290         (1.229)          (0.310)      (0.471)     $14.01        (6.15)%    $  9,106       1.17%
  2000       17.20       0.391         (0.077)          (0.386)      (1.398)      15.73         2.03        10,588       1.17
  1999       16.73       0.383          1.167           (0.396)      (0.684)      17.20         9.64        11,236       1.17
  1998       16.45       0.402          0.736           (0.416)      (0.442)      16.73         7.12        10,629       1.16
  1997(1)    15.03       0.209          1.712           (0.209)      (0.290)      16.45        13.22         9,214       1.07*
  1997(2)    13.91       0.464          1.706           (0.455)      (0.595)      15.03        16.04         8,833       1.04

  CLASS B SHARES
  2001      $15.70       0.200         (1.222)          (0.217)      (0.471)     $13.99        (6.69)%    $  5,218       1.82%
  2000       17.18       0.288         (0.086)          (0.284)      (1.398)      15.70         1.33         4,681       1.82
  1999       16.73       0.278          1.161           (0.301)      (0.684)      17.18         8.91         3,594       1.82
  1998(3)    16.55       0.155          0.197           (0.175)         --        16.73         4.32*          967       1.80*

  CLASS C SHARES
  2001      $15.71       0.210         (1.238)          (0.221)      (0.471)     $13.99        (6.72)%    $    103       1.82%
  2000(4)    17.07       0.153          0.042           (0.157)      (1.398)      15.71         1.29            46       1.82*

---------------------
SMALL CAP VALUE FUND
---------------------

  FIDUCIARY SHARES
  2001      $13.61       0.063         (0.536)          (0.047)      (1.240)     $11.85        (2.80)%    $ 78,869       1.44%
  2000       12.55       0.202          1.746           (0.251)+     (0.637)      13.61        16.43       134,616       1.34
  1999(5)    10.00       0.018          2.536           (0.004)          --       12.55        25.54        80,423       1.54*

  CLASS A SHARES
  2001      $13.53       0.138         (0.645)          (0.023)      (1.240)     $11.76        (3.10)%    $  9,496       1.69%
  2000       12.52       0.222          1.677           (0.252)+     (0.637)      13.53        16.06         8,280       1.55
  1999(5)    10.00      (0.003)         2.526           (0.003)          --       12.52        25.24           912       1.77*

  CLASS B SHARES
  2001      $13.45       0.091         (0.671)              --       (1.240)     $11.63        (3.71)%    $  6,081       2.29%
  2000       12.46       0.169          1.672           (0.214)+     (0.637)      13.45        15.63         4,477       2.22
  1999(5)    10.00      (0.041)         2.501               --           --       12.46        24.60         1,012       2.39*

  CLASS C SHARES
  2001      $13.43       0.043         (0.625)          (0.008)      (1.240)     $11.60        (3.71)%    $    671       2.29%
  2000(4)    12.48       0.325          1.516           (0.254)+     (0.637)      13.43        15.64           362       2.22*

                                                RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT      AVERAGE
              NET ASSETS    INCOME (LOSS)      NET ASSETS        PORTFOLIO
              EXCLUDING      TO AVERAGE        EXCLUDING         TURNOVER
              FEE WAIVERS    NET ASSETS        FEE WAIVERS         RATE
------------------------------------------------------------------------
--------------
BALANCED FUND
--------------
  FIDUCIARY SHARES
  2001           1.10%           2.24%            2.06%             11%
  2000           1.09            2.65             2.48              25
  1999           1.09            2.60             2.43              34
  1998           1.08            2.67             2.50              22
  1997(1)        0.98*           2.99*            2.85*             10
  1997(2)        0.79            3.48             3.48              27

  CLASS A SHARES
  2001           1.35%           1.99%            1.81%             11%
  2000           1.34            2.39             2.22              25
  1999           1.34            2.35             2.18              34
  1998           1.33            2.42             2.24              22
  1997(1)        1.30*           2.75*            2.53*             10
  1997(2)        1.19            3.22             3.07              27

  CLASS B SHARES
  2001           1.85%           1.34%            1.31%             11%
  2000           1.84            1.72             1.70              25
  1999           1.84            1.68             1.66              34
  1998(3)        1.83*           1.77*            1.74*             22

  CLASS C SHARES
  2001           1.85%           1.33%            1.30%             11%
  2000(4)        1.84*           1.39*            1.37*             25

----------------------
SMALL CAP VALUE FUND
----------------------

FIDUCIARY SHARES
  2001           1.55%           0.27%            0.13%            215%
  2000           1.51            0.69             0.52              57
  1999(5)        1.71*           0.28*            0.11*             74

  CLASS A SHARES
  2001           1.80%          (0.06)%          (0.20)%           215%
  2000           1.71            0.53             0.37              57
  1999(5)        1.94*          (0.11)*          (0.28)*            74

  CLASS B SHARES
  2001           2.31%          (0.55)%          (0.57)%           215%
  2000           2.24           (0.15)           (0.17)             57
  1999(5)        2.42*          (1.40)*          (1.43)*            74

  CLASS C SHARES
  2001           2.31%          (0.66)%          (0.68)%           215%
  2000(4)        2.24*           0.07*            0.05*             57

The accompanying notes are an integral part of the financial statements.
---------------------------------------------------------------------------
78                               1.800.433.6884

[GRAPHIC OMITTED]

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  2001      $43.25       0.032        (10.823)          (0.109)      (2.750)     $29.60       (26.17)%    $112,325        1.45%
  2000       39.38       0.146          4.298           (0.277)      (0.297)      43.25        11.21       121,581        1.43
  1999       37.32       0.210          1.982           (0.132)          --       39.38         5.90       108,537        1.36
  1998       38.69       0.767         (1.178)          (0.592)      (0.367)      37.32        (0.82)       91,970        1.34
  1997(1)    34.52       0.212          3.958               --           --       38.69        12.08        52,467        1.22*
  1997(2)    37.49       0.220         (0.965)          (0.812)      (1.416)      34.52        (2.14)       46,373        1.18

  CLASS A SHARES
  2001      $43.15      (0.088)       (10.806)          (0.076)      (2.750)     $29.43       (26.47)%    $  5,043        1.70%
  2000(4)    44.06       0.626         (0.968)          (0.271)      (0.297)      43.15        (0.84)        1,548        1.70*

  CLASS B SHARES
  2001      $43.02      (0.316)       (10.694)              --       (2.750)     $29.26       (26.80)%    $    865        2.33%
  2000(4)    44.06       0.462         (0.949)          (0.256)      (0.297)      43.02        (1.17)          960        2.36*

  CLASS C SHARES
  2001      $43.02      (0.176)       (10.834)              --       (2.750)     $29.26       (26.80)%    $     15        2.33%
  2000(4)    44.06       0.322         (0.816)          (0.249)      (0.297)      43.02        (1.19)            9        2.36*

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------

  FIDUCIARY SHARES
  2001      $ 9.97       0.429          0.345           (0.424)          --      $10.32         7.92%     $123,568        0.46%
  2000        9.96       0.441          0.008           (0.439)          --        9.97         4.68       139,098        0.44
  1999       10.04       0.438         (0.086)          (0.436)          --        9.96         3.54       149,365        0.45
  1998       10.01       0.457          0.008           (0.435)          --       10.04         4.75       157,062        0.42
  1997(1)     9.76       0.206          0.256           (0.215)          --       10.01         4.84        11,292        0.21*
  1997(2)     9.85       0.430         (0.078)          (0.442)          --        9.76         3.72         7,435        0.20

  CLASS A SHARES
  2001      $ 9.94       0.422          0.342           (0.424)          --      $10.28         7.85%     $ 68,797        0.46%
  2000        9.93       0.426          0.023           (0.439)          --        9.94         4.69        31,261        0.44
  1999       10.01       0.429         (0.078)          (0.436)          --        9.93         3.55        17,759        0.45
  1998        9.99       0.423          0.032           (0.435)          --       10.01         4.66        12,925        0.31
  1997(1)     9.74       0.222          0.240           (0.215)          --        9.99         4.85        11,214        0.21*
  1997(2)     9.84       0.458         (0.112)          (0.442)          --        9.74         3.62         5,791        0.20

  CLASS B SHARES
  2001      $ 9.95       0.338          0.335           (0.333)          --      $10.29         6.87%     $  3,349        1.46%
  2000(4)     9.84       0.225          0.128           (0.243)          --        9.95         3.65           425        1.44*

                                                RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT      AVERAGE
              NET ASSETS    INCOME (LOSS)      NET ASSETS        PORTFOLIO
              EXCLUDING      TO AVERAGE        EXCLUDING         TURNOVER
              FEE WAIVERS    NET ASSETS        FEE WAIVERS         RATE
------------------------------------------------------------------------

-------------------------
INTERNATIONAL EQUITY FUND
-------------------------
  FIDUCIARY SHARES
  2001           1.60%           0.18%            0.03%            151%
  2000           1.63            0.32             0.12              49
  1999           1.63            0.42             0.15              87
  1998           1.61            0.71             0.44              72
  1997 (1)       1.41*           1.16*            0.97*             18
  1997 (2)       1.28            0.60             0.50              29

  CLASS A SHARES
  2001           1.85%          (0.08)%         (0.23)%            151%
  2000 (4)       1.85*           0.56*            0.41*             49

  CLASS B SHARES
  2001           2.35%          (0.72)%          (0.74)%           151%
  2000 (4)       2.39*          (0.18)*          (0.21)*            49

  CLASS C SHARES
  2001           2.35%          (0.77)%          (0.79)%           151%
  2000 (4)       2.39*          (0.33)*          (0.36)*            49

------------------------------------------
CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND
------------------------------------------
  FIDUCIARY SHARES
  2001           0.97%           4.20%            3.69%             12%
  2000           1.01            4.45             3.88              10
  1999           1.02            4.29             3.72              11
  1998           1.04            4.46             3.84              23
  1997(1)        0.91*           4.56*            3.85*              5
  1997(2)        0.85            4.69             4.04               6

  CLASS A SHARES
  2001           1.22%           4.20%            3.44%             12%
  2000           1.26            4.46             3.64              10
  1999           1.27            4.30             3.48              11
  1998           1.29            4.37             3.39              23
  1997(1)        1.22*           4.55*            3.54*              5
  1997(2)        1.25            4.69             3.64               6

  CLASS B SHARES
  2001           1.73%           3.20%            2.93%             12%
  2000(4)        1.76            3.50*            3.18*             10

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

  *  ANNUALIZED
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
  +  INCLUDES A 0.037 DISTRIBUTION IN EXCESS OF NET INVESTMENT INCOME.
(1)  FOR THE SIX MONTH PERIOD ENDED JULY 31.
(2)  FOR THE YEAR ENDED JANUARY 31.
(3)  COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(4)  COMMENCED OPERATIONS ON NOVEMBER 30, 1999.
(5)  COMMENCED OPERATIONS ON SEPTEMBER 17, 1998.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           79

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, UNLESS OTHERWISE INDICATED

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

----------
BOND FUND
----------
  FIDUCIARY SHARES
  2001      $10.25       0.641          0.629           (0.640)          --      $10.88        12.73%     $533,310        0.75%
  2000       10.39       0.625         (0.139)          (0.626)          --       10.25         4.86       342,388        0.75
  1999       10.81       0.605         (0.426)          (0.600)          --       10.39         1.60       334,900        0.75
  1998       10.67       0.615          0.150           (0.627)          --       10.81         7.41       206,125        0.75
  1997       10.23       0.628          0.421           (0.609)          --       10.67        10.59        71,571        0.85

  CLASS A SHARES
  2001      $10.16       0.639          0.621           (0.640)          --      $10.78        12.75%     $ 15,316        0.75%
  2000       10.30       0.630         (0.144)          (0.626)          --       10.16         4.90         6,183        0.75
  1999       10.73       0.610         (0.440)          (0.600)          --       10.30         1.52         2,638        0.75
  1998       10.59       0.605          0.162           (0.627)          --       10.73         7.47         1,912        0.75
  1997       10.15       0.642          0.403           (0.609)          --       10.59        10.68           606        0.85

  CLASS B SHARES
  2001(1)   $10.39       0.361          0.389           (0.380)          --      $10.76         7.32%    $   2,278        1.73%*

-------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2001       $1.00       0.050             --           (0.050)          --       $1.00         5.09%     $366,161        0.47%
  2000        1.00       0.049             --           (0.049)          --        1.00         5.05       380,496        0.47
  1999        1.00       0.043             --           (0.043)          --        1.00         4.43       263,561        0.47
  1998        1.00       0.049             --           (0.049)          --        1.00         5.02       227,733        0.46
  1997        1.00       0.046             --           (0.046)          --        1.00         4.65       243,464        0.64

  CLASS A SHARES
  2001       $1.00       0.047             --           (0.047)          --       $1.00         4.83%     $252,535        0.72%
  2000        1.00       0.047             --           (0.047)          --        1.00         4.79       275,433        0.72
  1999        1.00       0.041             --           (0.041)          --        1.00         4.17       976,971        0.72
  1998        1.00       0.047             --           (0.047)          --        1.00         4.75       727,087        0.71
  1997        1.00       0.045             --           (0.045)          --        1.00         4.58       558,972        0.72

  CLASS S SHARES
  2001       $1.00       0.044             --           (0.044)          --       $1.00         4.52%     $810,796        1.02%
  2000(2)     1.00       0.037             --           (0.037)          --        1.00         3.81       693,771        1.02*

                                                RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT      AVERAGE
              NET ASSETS    INCOME (LOSS)      NET ASSETS        PORTFOLIO
              EXCLUDING      TO AVERAGE        EXCLUDING         TURNOVER
              FEE WAIVERS    NET ASSETS        FEE WAIVERS         RATE
--------------------------------------------------------------------------
----------
BOND FUND
----------
  FIDUCIARY SHARES
  2001           0.98%           6.05%            5.82%            19%
  2000           1.01            6.06             5.80             27
  1999           1.01            5.69             5.43             39
  1998           1.02            5.86             5.60             16
  1997           1.42            6.11             5.54             14

  CLASS A SHARES
  2001           1.23%           5.98%            5.50%            19%
  2000           1.26            6.11             5.60             27
  1999           1.26            5.67             5.16             39
  1998           1.26            5.85             5.33             16
  1997           1.68            6.10             5.27             14

  CLASS B SHARES
  2001(1)        1.75%*          4.29%*           4.27%*           19%

-------------------------------------
100% U.S. TREASURY MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  2001           0.79%           4.94%            4.62%            --
  2000           0.79            4.95             4.63             --
  1999           0.79            4.35             4.03             --
  1998           0.78            4.91             4.59             --
  1997           0.92            4.61             4.33             --

  CLASS A SHARES
  2001           1.04%           4.70%            4.38%            --
  2000           1.04            4.49             4.17             --
  1999           1.04            4.07             3.75             --
  1998           1.03            4.65             4.33             --
  1997           1.10            4.55             4.17             --

  CLASS S SHARES
  2001           1.09%           4.42%            4.35%            --
  2000(2)        1.09*            4.55*           4.48*            --

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
80                               1.800.433.6884

[GRAPHIC OMITTED]

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  2001       $1.00       0.051             --           (0.051)          --       $1.00         5.24%   $  403,244        0.52%
  2000        1.00       0.053             --           (0.053)          --        1.00         5.38       329,922        0.52
  1999        1.00       0.046             --           (0.046)          --        1.00         4.64       351,140        0.52
  1998        1.00       0.050             --           (0.050)          --        1.00         5.16       283,096        0.51
  1997        1.00       0.047             --           (0.047)          --        1.00         4.78       252,995        0.70

  CLASS A SHARES
  2001       $1.00       0.049             --           (0.049)          --       $1.00         4.97%   $   47,058        0.77%
  2000        1.00       0.050             --           (0.050)          --        1.00         5.12        48,138        0.77
  1999        1.00       0.043             --           (0.043)          --        1.00         4.39       170,974        0.77
  1998        1.00       0.048             --           (0.048)          --        1.00         4.90       122,074        0.76
  1997        1.00       0.046             --           (0.046)          --        1.00         4.70        42,797        0.78

  CLASS B SHARES
  2001       $1.00       0.041             --           (0.041)          --       $1.00         4.20%   $      963        1.52%
  2000        1.00       0.043             --           (0.043)          --        1.00         4.34           391        1.52
  1999        1.00       0.036             --           (0.036)          --        1.00         3.62           218        1.52
  1998(3)     1.00       0.021             --           (0.021)          --        1.00         4.25            --        1.26*

  CLASS S SHARES
  2001       $1.00       0.046             --           (0.046)          --       $1.00         4.66%   $  161,498        1.07%
  2000(2)     1.00       0.040             --           (0.040)          --        1.00         4.09       120,125        1.07*


-----------------------------
DIVERSIFIED MONEY MARKET FUND
-----------------------------

  FIDUCIARY SHARES
  2001       $1.00       0.053             --           (0.053)          --       $1.00         5.45%   $2,058,393        0.52%
  2000        1.00       0.054             --           (0.054)          --        1.00         5.51     1,728,388        0.52
  1999        1.00       0.047             --           (0.047)          --        1.00         4.78     1,324,659        0.52
  1998        1.00       0.051             --           (0.051)          --        1.00         5.27     1,180,141        0.50
  1997(4)     1.00       0.025             --           (0.025)          --        1.00         5.11*      971,858        0.48*
  1997(5)     1.00       0.049             --           (0.049)          --        1.00         5.03       523,571        0.49

  CLASS A SHARES
  2001       $1.00       0.051             --           (0.051)          --       $1.00         5.19%   $  863,773        0.77%
  2000        1.00       0.051             --           (0.051)          --        1.00         5.24       626,011        0.77
  1999        1.00       0.044             --           (0.044)          --        1.00         4.52     1,641,799        0.77
  1998        1.00       0.049             --           (0.049)          --        1.00         5.01     1,124,280        0.75
  1997(4)     1.00       0.024             --           (0.024)          --        1.00         4.86*      799,657        0.72*
  1997(5)     1.00       0.047             --           (0.047)          --        1.00         4.78       576,566        0.73

  CLASS S SHARES
  2001       $1.00       0.048             --           (0.048)          --       $1.00         4.88%   $1,584,325        1.07%
  2000(2)     1.00       0.041             --           (0.041)          --        1.00         4.21     1,575,659        1.07*

                                                RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT      AVERAGE
              NET ASSETS    INCOME (LOSS)      NET ASSETS
              EXCLUDING      TO AVERAGE        EXCLUDING
              FEE WAIVERS    NET ASSETS        FEE WAIVERS
------------------------------------------------------------------------

---------------------------------
U.S. GOVERNMENT MONEY MARKET FUND
---------------------------------
  FIDUCIARY SHARES
  2001          0.80%            4.99%            4.71%
  2000          0.79             5.22             4.95
  1999          0.79             4.52             4.25
  1998          0.79             5.05             4.77
  1997          0.95             4.69             4.44

  CLASS A SHARES
  2001          1.05%            4.79%            4.51%
  2000          1.04             4.74             4.47
  1999          1.04             4.28             4.01
  1998          1.04             4.80             4.52
  1997          1.22             4.60             4.16

  CLASS B SHARES
  2001          1.55%            3.72%            3.69%
  2000          1.54             4.31             4.29
  1999          1.54             3.46             3.44
  1998(3)       1.54*            4.30*            4.02*

  CLASS S SHARES
  2001          1.10%            4.54%            4.51%
  2000(2)       1.09*            4.85*            4.83*

------------------------------
DIVERSIFIED MONEY MARKET FUND
------------------------------

  FIDUCIARY SHARES
  2001          0.80%            5.26%            4.98%
  2000          0.79             5.39             5.12
  1999          0.79             4.68             4.41
  1998          0.77             5.15             4.88
  1997(4)       0.64*            5.07*            4.90*
  1997(5)       0.49             4.93             4.93

  CLASS A SHARES
  2001          1.05%            4.98%            4.70%
  2000          1.04             4.92             4.65
  1999          1.04             4.42             4.15
  1998          1.02             4.90             4.63
  1997(4)       0.95*            4.82*            4.59*
  1997(5)       0.88             4.69             4.54

  CLASS S SHARES
  2001          1.10%            4.78%            4.75%
  2000(2)       1.09*            5.02*            5.00*

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
  * ANNUALIZED.
 ** TOTAL RETURN DOES NOT REFLECT ANY APPLICABLE SALES CHARGE. TOTAL RETURN IS
    FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) COMMENCED OPERATIONS ON NOVEMBER 30, 2000.
(2) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.
(3) COMMENCED OPERATIONS ON FEBRUARY 2, 1998.
(4) FOR THE SIX MONTH PERIOD ENDED JULY 31.
(5) FOR THE YEAR ENDED JANUARY 31.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           81

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
FOR THE YEARS OR PERIODS ENDED JULY 31, UNLESS OTHERWISE INDICATED

                         INVESTMENT ACTIVITIES           DISTRIBUTIONS
            NET      -----------------------------   ----------------------       NET                        NET
           ASSET                     NET REALIZED                                ASSET                     ASSETS,       RATIO
           VALUE,        NET        AND UNREALIZED       NET                     VALUE,                      END      OF EXPENSES
         BEGINNING    INVESTMENT    GAIN (LOSS) ON    INVESTMENT    CAPITAL       END         TOTAL**     OF PERIOD   TO AVERAGE
         OF PERIOD   INCOME (LOSS)   INVESTMENTS        INCOME       GAINS     OF PERIOD      RETURN        (000)     NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------

  FIDUCIARY SHARES
  2001       $1.00       0.029             --           (0.029)          --       $1.00         2.95%     $313,573        0.42%
  2000        1.00       0.030             --           (0.030)          --        1.00         3.00       269,121        0.40
  1999        1.00       0.026             --           (0.026)          --        1.00         2.59       235,687        0.33
  1998        1.00       0.031             --           (0.031)          --        1.00         3.14       241,487        0.31
  1997(1)     1.00       0.016             --           (0.016)          --        1.00         3.28*      159,297        0.28*
  1997(2)     1.00       0.031             --           (0.031)          --        1.00         3.12        36,207        0.27

  CLASS A SHARES
  2001       $1.00       0.027             --           (0.027)          --       $1.00         2.70%     $257,735        0.67%
  2000        1.00       0.027             --           (0.027)          --        1.00         2.74       206,252        0.65
  1999        1.00       0.023             --           (0.023)          --        1.00         2.34       372,701        0.58
  1998        1.00       0.028             --           (0.028)          --        1.00         2.89       305,260        0.56
  1997(1)     1.00       0.015             --           (0.015)          --        1.00         2.99*      217,229        0.55*
  1997(2)     1.00       0.027             --           (0.027)          --        1.00         2.78       150,688        0.60

  CLASS S SHARES
  2001       $1.00       0.024             --           (0.024)          --       $1.00         2.39%     $122,194        0.97%
  2000(3)     1.00       0.021             --           (0.021)          --        1.00         2.09        88,098        0.96*

                                                RATIO OF
                 RATIO                        NET INVESTMENT
              OF EXPENSES     RATIO OF       INCOME (LOSS) TO
              TO AVERAGE    NET INVESTMENT      AVERAGE
              NET ASSETS    INCOME (LOSS)      NET ASSETS
              EXCLUDING      TO AVERAGE        EXCLUDING
              FEE WAIVERS    NET ASSETS        FEE WAIVERS
------------------------------------------------------------------------
-------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------
  FIDUCIARY SHARES
  2001          0.80%           2.89%            2.51%
  2000          0.79            2.96             2.57
  1999          0.79            2.55             2.09
  1998          0.78            3.07             2.60
  1997(1)       0.69*           3.36*            2.96*
  1997(2)       0.49            3.08             2.86

  CLASS A SHARES
  2001          1.05%           2.65%            2.27%
  2000          1.04            2.61             2.22
  1999          1.04            2.30             1.84
  1998          1.03            2.84             2.37
  1997(1)       0.97*           3.02*            2.59*
  1997(2)       0.88            2.75             2.47

  CLASS S SHARES
  2001         1.10%           2.38%            2.25%
  2000(3)      1.09*           2.48*            2.35*

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. *
  ANNUALIZED.
 ** TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
(1) FOR THE SIX MONTH PERIOD ENDED JULY 31.
(2) FOR THE YEAR ENDED JANUARY 31.
(3) COMMENCED OPERATIONS ON SEPTEMBER 30, 1999.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
82                               1.800.433.6884

[GRAND TETON PHOTO OMITTED.]

NOTES TO FINANCIAL STATEMENTS

JULY 31, 2001

1. ORGANIZATION

HighMark Funds ("HighMark" or "the Funds") was organized as a Massachusetts business trust under a Declaration of Trust dated March 10, 1987. Prior to December 4, 1996, HighMark was known as The HighMark Group.

The Funds are registered under the Investment Company Act of 1940, as amended, as a diversified open-end investment company with fourteen funds: the Growth Fund, the Value Momentum Fund, the Large Cap Value Fund (formerly the Income Equity Fund), the Core Equity Fund, the Balanced Fund, the Small Cap Growth Fund, the Small Cap Value Fund, the International Equity Fund, the California Intermediate Tax-Free Bond Fund, the Bond Fund, (collectively the "Non-Money Market Funds") and the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund and the California Tax-Free Money Market Fund (collectively the "Money Market Funds"). The Small Cap Growth Fund is not currently operational. HighMark is registered to offer six classes of shares, Class A, Class B and Class C shares (collectively called the "Retail Shares"), Fiduciary Shares, Class I Shares and Class S Shares. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies.


2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds.

BASIS OF PRESENTATION OF STATEMENTS -- The HighMark Funds acquired the Stepstone Funds in a series of tax-free business combinations in April 1997. While each Fund now exists legally as a HighMark Fund, a number of the surviving funds have kept the past performance of the Stepstone Funds. In accordance with accounting principles generally accepted in the United States of America, the financial highlights presented for certain funds reflect prior periods beginning on the first day of the accounting survivor's fiscal year (February 1, 1997.)

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from estimates.

SECURITY VALUATION -- Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Investments in equity securities held by the Non-Money Market Funds that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Foreign securities are valued based upon quotations from the primary market in which they are traded. Option contracts are valued at the last quoted bid price as quoted on the primary exchange or board of trade on which such option contracts are traded. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums, if any, during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Small Cap Value Fund and the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Small Cap Value Fund and the International Equity Fund do not isolate the portion of gains and losses on investments in securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           83

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[Grand Teton Photo Omitted.]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2001

The Small Cap Value Fund and the International Equity Fund report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

FORWARD FOREIGN CURRENCY CONTRACTS -- The Small Cap Value and the International Equity Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time the forward contracts are extinguished. Such contracts, which are designed to protect the value of the Fund's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. At July 31, 2001, forward foreign currency contracts outstanding were as follows:

                                        IN
                    CONTRACTS TO     EXCHANGE                      UNREALIZED
                       DELIVER          FOR       SETTLEMENT      APPRECIATION
                        (000)          (000)         DATE             (000)
                    ------------     --------     ----------      ------------
INTERNATIONAL EQUITY:
FOREIGN CURRENCY SALES:
     JP               (635,000)        $5,172      10/05/01             $52

  JP--Japanese Yen

DISCOUNTS AND PREMIUMS -- Discounts and premiums, are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using a method that approximates the effective interest method. Effective August 21, 2000, the Bond Fund began to accrete or amortize discounts and premiums. The cumulative effect of this accounting change was immaterial.

CLASSES -- Class specific expenses are borne by that class. Income, non-class specific expenses and realized/unrealized gains and losses are allocated to the respective classes on the basis of the relative daily net assets.

NET ASSET VALUE PER SHARE -- The net asset value per share is calculated each business day for each Class. It is computed by dividing the assets of each Class, less its liabilities, by the number of outstanding shares of each Class.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the Money Market Funds are declared daily and paid monthly. Each of the Non-Money Market Funds, except the International Equity and the Small Cap Value Funds, declare and make distributions from net investment income monthly. The International Equity and the Small Cap Value Funds declare and make distributions from net investment income periodically. Any net realized capital gains will be distributed at least annually for all Funds.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS -- The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes, have been reclassified to/from the following accounts:

                                     ACCUMULATED         UNDISTRIBUTED
                        PAID-IN-         NET             NET INVESTMENT
                         CAPITAL    REALIZED GAIN           INCOME
                          (000)         (000)               (000)
                        --------    -------------        --------------
Growth .............   $ (12,384)    $     9,552            $2,832
Value Momentum .....     109,001       (109,004)                 3
Large Cap Value ....          --              4                 (4)
Core Equity ........         (10)             1                  9
Balanced ...........          --             54                (54)
Small Cap Value ....       1,357         (2,061)               704
International Equity          --           (114)               114
Bond ...............          23            (23)                --

These reclassifications have no effect on net assets or net asset value per share.

FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal

--------------------------------------------------------------------------------
84                               1.800.433.6884

[GRAND TETON PHOTO OMITTED.]

income taxes is required.

The Small Cap Value Fund and the International Equity Fund may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated. The Small Cap Value Fund and the International Equity Fund accrues such taxes when the related income is earned.

REPURCHASE AGREEMENTS -- Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

OPTIONS TRANSACTIONS -- In order to produce incremental earnings, protect gains, and facilitate buying and selling of securities for investment purposes, certain of the Funds, as described in their prospectuses, may participate in options transactions including writing covered call options. A risk in writing a covered call option is that the Fund gives up the opportunity of profit if the market price of the underlying security increases.

The Fund realizes a gain upon the expiration of a written call option. When a written call option is closed prior to expiration by being exercised, the proceeds on the sale are increased by the amount of original premium received.

Also, certain Funds may purchase call or put options with respect to securities that are permitted investments. The risk in purchasing options is limited to the premium paid.

The Fund recognizes a gain when the underlying securities' market price rises (in case of a purchased call) or falls (in case of a purchased put) to the extent sufficient to cover the option premium and transaction costs.

ACCOUNTING STANDARDS ISSUED BUT NOT YET ADOPTED -- On November 21, 2000, the American Institute of Certified Public Accountants ("AICPA") issued the AICPA Audit and Accounting Guide "Audits of Investment Companies"(the "Guide"), effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and will require investment companies to amortize all premiums and discounts on fixed income securities. The California Intermediate Tax-Free Bond Fund currently does not amortize market discounts on fixed income securities. Upon adoption, the Fund will be required to record a cumulative effect adjustment to reflect the amortization of such discounts. The Management of the Funds does not expect any material impact on results of operations or financial condition of the Funds upon adoption of the provisions of the Guide. The adjustment will effectively be a reclassification between net investment income and net unrealized appreciation (depreciation) of securities and therefore will not impact total net assets or the net asset value per share of the Fund.


3. INVESTMENT ADVISORY
   AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The Funds and HighMark Capital Management, Inc. (the "Adviser") a subsidiary of UnionBanCal Corporation, are parties to an Advisory Agreement. For its services, the Adviser is entitled to receive a fee, that is calculated daily and paid monthly, based on the average daily nets assets, at an annual rate of 0.60% of the Growth Fund, the Value Momentum Fund, the Large Cap Value Fund, the Core Equity Fund, and the Balanced Fund, 1.00% of the Small Cap Value Fund, 0.95% of the International Equity Fund, 0.50% of the California Intermediate Tax-Free Bond Fund and the Bond Fund, 0.30% of the 100% U.S. Treasury Money Market Fund, the U.S. Government Money Market Fund, the Diversified Money Market Fund, and the California Tax-Free Money Market Fund. For the year ended July 31, 2001 the Adviser voluntarily waived a portion of its fee in certain funds in order to limit the operating expenses of the Funds.

Effective January 1, 1998, the Adviser and AXA Asset Management Partenaires ("AXA") entered into an investment sub-advisory agreement for the International Equity Fund. On October 1, 1999, AXA Managers GS Ltd. succeeded AXA as sub-adviser. AXA is entitled to a fee of 0.50% of the average daily net assets of the International Equity Fund allocated to AXA. The sub-adviser is paid by the Adviser.

Effective February 28, 2001, the Adviser and Deutsche Asset

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           85

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAND TETON PHOTO OMITTED.]

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2001

Management Investment Services, Ltd. ("Deutsche") entered into an investment sub-advisory agreement for the International Equity Fund. Deutsche is entitled to an annual fee of 0.60% of the average daily net assets up to $250 million and 0.50% of the average daily net assets over $250 million of the International Equity Fund allocated to Deutsche. The sub-adviser is paid by the Adviser.

Effective February 15, 1997, SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, became the Administrator for the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Funds and the Administrator are parties to an Administration Agreement (the "Agreement") dated February 15, 1997, under which the Administrator provides the Fund with management and administrative services for an annual fee of 0.20% of the average daily net assets of the Funds. The Administrator may voluntarily waive its fee, subject to termination at any time by the Administrator, to the extent necessary to limit the total operating expenses of a Fund. During the period August 1, 2000 to July 31, 2001 the Administrator voluntarily agreed to waive a portion of its fee for all Funds.

Pursuant to a separate agreement with the Administrator, HighMark Capital Management, Inc. performs sub-administration services on behalf of each Fund, for which it receives a fee paid by the Administrator at the annual rate of up to 0.10% of the average daily net assets of the Funds. For the period from August 1, 2000 to July 31, 2001, HighMark Capital Management, Inc. received sub-administration fees from the Funds in the amount of $6,880,000.

State Street Bank and Trust Company serves as the transfer agent, dividend disbursing agent and shareholder servicing agent for HighMark. The Administrator has agreed to absorb certain transfer agency related expenses on behalf of the Fund.

SEI Investments Distribution Co. (the "Distributor") and the Funds are parties to a distribution agreement dated February 15, 1997. No compensation is paid to the Distributor for services rendered to the Fiduciary Shares under this agreement. The Funds have adopted 12b-1 Plans (the "Plans") with respect to Class A, Class B, Class C and Class S Shares that allow each Fund to pay distribution and service fees. The Distributor, as compensation for its services under the Plans, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares, 0.75% of the average daily net assets attributable to each Fund's Class B Shares, 1.00% of the average daily net assets attributable to each Fund's Class C Shares and 0.55% of the average daily net assets attributable to each Fund's Class S Shares, which may be used by the Distributor to provide compensation for sales support and distribution activities. The California Intermediate Tax-Free Bond and Bond Funds are currently waiving all Class A distribution fees.

The Funds have also adopted Shareholder Service Plans permitting payment of compensation to service providers, that may include Union Bank of California, N.A., Bank of Tokyo-Mitsubishi Trust Company, or their respective affiliates, that have agreed to provide certain shareholder support services for their customers who own Class A, Class B or Fiduciary Shares. In consideration for such services, a service provider is entitled to receive compensation at the annual rate of up to 0.25% of each Fund's average daily net assets. The service provider may waive such fees at any time. Any such waiver is voluntary and may be terminated at any time. For the period from August 1, 2000 to July 31, 2001, Union Bank of California, N.A. received shareholder servicing fees from the Funds in the amount of approximately $2,530,000.

The following fees were payable as of July 31, 2001:

                          INVESTMENT     SUB-AD-        SHAREHOLDER
                            ADVISER    MINISTRATIVE      SERVICING    CUSTODIAN
                         -----------   ------------      ---------    ---------
Growth .................    161,527       18,845          25,620        2,692
Value Momentum .........    270,075       31,509          44,051        4,501
Large Cap Value ........    125,506       14,642          20,614        2,092
Core Equity ............     49,605        5,787           8,121          827
Balanced ...............    170,153       19,851          27,912        2,836
Small Cap Value ........     82,424        5,770           7,668          824
International Equity ...     95,430        7,032           9,970       14,051
California Intermediate
   Tax-Free Bond .......     40,782       11,419              --        1,631
Bond ...................    230,439       32,261           9,184        4,609
100% U.S. Treasury
   Money Market ........    309,218       86,581              --       12,369
U.S. Government
   Money Market ........    151,034       35,241              --        5,034
Diversified Money
   Market ..............  1,172,979      273,695              --       39,099
California Tax-Free
   Money Market ........    112,864       39,502              --        5,643

The Funds have entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services the Distributor received $149,291 for the year ended July 31, 2001.

A contingent deferred sales charge (CDSC) is imposed on

--------------------------------------------------------------------------------
86                               1.800.433.6884

[GRAND TETON PHOTO OMITTED.]

certain redemptions of Class B Shares. The CDSC varies depending on the number of years from the time of payment for the purchase of Class B Shares until the redemption of such shares.

         YEARS SINCE              CONTINGENT DEFERRED
        PURCHASE MADE                SALES CHARGE
        ---------------------------------------------
            First .....................   5%
            Second ....................   4%
            Third .....................   3%
            Fourth ....................   3%
            Fifth .....................   2%
            Sixth .....................   1%
            Seventh and Following .....  None

A contingent deferred sales charge (CDSC) of 1% is imposed on certain redemptions of Class C Shares.

Union Bank of California, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of net assets of the Funds.

Certain officers of the Funds are also officers and/or Directors of the Administrator. The Funds pay each unaffiliated Trustee an annual fee for attendance at quarterly and interim meetings. Compensation of officers is paid by the Administrator.


4. INVESTMENT TRANSACTIONS

The purchases and sales (including maturities) of investment securities, excluding short-term investments and U.S. government securities, for the year ended July 31, 2001 were as follows:

                                        INVESTMENT SECURITIES
                                       ----------------------
                                       PURCHASES       SALES
                                        (000'S)       (000'S)
                                       ---------     ---------
Growth ............................   $ 139,475      $306,738
Value Momentum ....................      20,792       280,148
Large Cap Value ...................     393,906       501,150
Core Equity .......................      85,479         9,102
Balanced ..........................      38,646        79,724
Small Cap Value ...................     275,874       329,327
International Equity ..............     206,209       182,822
California Intermediate Tax-Free Bond    40,077        21,712
Bond ..............................      33,262        57,108

The purchases and sales (including maturities) of U.S. government securities for the year ended July 31, 2001 were:
                                       PURCHASES       SALES
                                        (000'S)       (000'S)
                                       ---------     ---------
Balanced ..........................    $  4,398      $ 14,695
Bond ..............................     247,555        39,848

As of July 31, 2001, cost for financial statement purposes was not materially different from cost for Federal income tax purposes. The aggregate gross unrealized appreciation and depreciation at July 31, 2001 for each fund was as follows:

                             APPRECIATION    DEPRECIATION       TOTAL
                                (000'S)         (000'S)        (000'S)
                             ------------    ------------   -----------
Growth .....................   $ 38,578      $(140,214)     $ (101,636)
Value Momentum .............    237,187        (16,403)        220,784
Large Cap Value ............     18,282        (12,561)          5,721
Core Equity ................      5,707        (15,322)         (9,615)
Balanced ...................     76,649        (31,611)         45,038
Small Cap Value ............      8,319         (3,536)          4,783
International Equity .......      3,906         (8,972)         (5,066)
California Intermediate
  Tax-Free Bond ............      9,907            (47)          9,860
Bond .......................     19,135         (2,175)         16,960

Subsequent to October 31, 2000, the following Funds had recognized net capital losses that have been deferred to 2001 for tax purposes and can be used to offset future capital gains at July 31, 2002. The Funds also had capital loss carryforwards at July 31, 2001, that can be used to offset future capital gains.

                           POST OCTOBER      CAPITAL LOSS
                           LOSS DEFERRAL     CARRYFORWARD       EXPIRATION
                           -------------     ------------       ----------
Growth                      $20,496,949      $      --                --
Large Cap Value               8,560,602             --                --
Core Equity                   2,056,621            720              2009
International Equity         12,086,388*       277,093              2009
Bond                                 --      6,664,552           2004-08
Diversified Money Market             --        143,838           2007-09
California Tax-Free
    Money Market                     --         49,386           2002-06

* Includes $154,462 of post October currency loss deferral.


--------------------------------------------------------------------------------
                             WWW.HIGHMARKFUNDS.COM                            87

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAND TETON PHOTO OMITTED.]


NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JULY 31, 2001

5. SECURITY LENDING

Certain of the Funds lend their securities to approved brokers to earn additional income and receive cash and/or securities as collateral to secure the loans. Collateral is maintained at not less than 102% of the value of loaned securities. Although the risk of lending is mitigated by the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them. The market value of the securities on loan at July 31, 2001, the collateral purchased with cash received and held at July 31, 2001, and the income generated from the program during the year ended July 31, 2001, with respect to such loans were as follows:

                         MARKET VALUE OF      MARKET          INCOME RECEIVED
                            SECURITIES        VALUE OF        FROM SECURITIES
                           LOANED (000)    COLLATERAL (000)     LENDING (000)
                         ---------------   ----------------   ---------------
Growth .................     $27,642           $28,561             $202
Value Momentum .........      39,584            41,358              146
Large Cap Value ........      27,803            28,715               84
Core Equity ............       6,101             6,298                7
Balanced ...............      18,431            19,038               42
Small Cap Value ........       9,108             9,526               66
International Equity ...       7,848             9,703              101
Bond ...................      64,802            65,973              145


6. CONCENTRATION OF CREDIT RISK

The California Intermediate Tax-Free Bond Fund and the California Tax-Free Money Market Fund invest in debt securities in the State of California. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic and political developments in that state.

The International Equity Fund and the Small Cap Value Fund invested in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, lack of liquidity, low market capitalizations, foreign currency fluctuations, and the level of governmental supervision and regulation of securities markets in the respective countries. As of March 1, 2001, The Small Cap Value Fund no longer invests in foreign securities.

7. OPTION CONTRACTS

Transactions in covered call options and purchased put options during the year ended July 31, 2001 are summarized as follows:

                                                  VALUE MOMENTUM
                                             -----------------------
                                             NUMBER OF
  WRITTEN OPTION TRANSACTION                 CONTRACTS      PREMIUM
--------------------------------             ---------      -------
Options written and outstanding at
beginning of period .......................      850      $  108,503
Call options written during period ........    8,825       2,105,450
Call options exercised during period ......     (859)       (230,397)
Call options expired during period ........   (6,716)     (1,210,068)
Call options closed during period .........     (800)       (277,079)
                                              ------      ----------
Options written and outstanding at
end of period .............................    1,300      $  496,409
                                              ======      ==========

                                                  VALUE MOMENTUM
                                             -----------------------
                                             NUMBER OF
  WRITTEN OPTION TRANSACTION                 CONTRACTS      PREMIUM
--------------------------------             ---------      -------
Purchased put option outstanding at
beginning of period .......................       --      $       --
Put option purchased during period ........      800         322,403
Put option sold during period .............       --              --
Put option expired during period ..........       --              --
Put option exercised during period ........       --              --
                                              ------      ----------
Purchased put option outstanding at end
of period .................................      800      $  322,403
                                              ======      ==========

8. LINE OF CREDIT

Growth Fund, Value Momentum Fund, Large Cap Value Fund, Core Equity Fund, Balanced Fund, Small Cap Value Fund and International Equity Fund may borrow, an amount up to its prospectus defined limitations, from an $160 million committed line of credit available to the HighMark Funds. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 0.625%. The line of credit was not utilized during the period.

--------------------------------------------------------------------------------
88                               1.800.433.6884

[GRAND TETON PHOTO OMITTED.]

9. FUND MERGER

On August 21, 2000, the assets of the HighMark Intermediate-Term Bond Fund were reorganized into the HighMark Bond Fund. Under the Plan of Reorganization, 21,469,654 Fiduciary Shares and 454,455 Class A Shares of the HighMark Intermediate-Term Bond Fund were exchanged for 20,616,686 Fiduciary Shares (valued at $212,819,000) and 440,239 Class A Shares (valued at $4,506,000) of the Bond Fund in a tax free exchange. Upon the business combination of such Funds on August 21, 2000, the value of the HighMark Bond Fund's net assets combined with those of the HighMark Intermediate-Term Bond Fund ($217,323,870, including $3,150,195 of unrealized depreciation and distributions in excess of net investment income of $109,000, which was reclassified into paid-in-capital) was $568,093,052 before the open of business.

10. COMMON TRUST FUND CONVERSIONS

On July 24, 2000, certain common trust funds of Union Bank of California, N.A. were converted into the HighMark Funds pursuant to a plan of reorganization approved by Union Bank of California shareholders on March 16, 2000. The Funds involved in the conversion were as follows:


COMMON TRUST FUND                   HIGHMARK FUND
-----------------                   -------------
ITC Personal B Equity               Core Equity Fund
ITC Personal A Fixed Income         Bond Fund

The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized depreciation of each Common Trust Fund immediately before the conversion were as follows:

                                                      COMMON TRUST
                                                       FUND SHARES     HIGHMARK
COMMON TRUST            NET ASSET     UNREALIZED        PRIOR TO        SHARES
FUND                     VALUE       DEPRECIATION      CONVERSION       ISSUED
--------------      --------------   ------------     -------------    --------
ITC Personal
 B Equity              $5,877,110    $ (962,753)         141,788        589,462
ITC Personal
 A Fixed Income         3,230,826       (62,979)         340,464        313,399

11. IN-KIND TRANSFERS

On December 29, 2000, the HighMark Value Momentum Fund distributed securities in lieu of cash for a Class I shareholder redemption. The shareholder received a pro-rata portion of the Value Momentum Fund's holdings. The value of the redemption was $125,377,048 ($122,913,319 in securities and $2,463,729 in cash)
of which $73,754,202 was realized gain. Since this transaction is a nontaxable event, this gain will not have any impact on the fund's capital gain distribution. 4,496,768 Class I shares were redeemed from the Value Momentum Fund. This transaction was completed pursuant to procedures adopted by the Board of Trustees. The Value Momentum Fund Class I Shares were fully liquidated as a result of this transaction. On June 15, 2001, the HighMark Growth, Value Momentum, and Small Cap Value Funds distributed securities in lieu of cash for Fiduciary shareholder redemptions. The shareholders received a pro-rata portion of the funds' holdings. The value of the redemptions were as follows:

                                             REALIZED     SHARES
                REDEMPTION      SECURITIES     CASH     GAIN (LOSS)   REDEEMED
                -----------    -----------  ----------  -----------   ---------
Growth          $46,054,898    $44,768,289  $1,286,609  $(9,548,715)  5,180,529

Value
 Momentum        63,169,400     61,182,109   1,987,291   35,246,323   2,326,681

Small Cap
 Value           39,966,670     38,468,471   1,498,199    1,356,609   3,184,595

Since these transactions were nontaxable events, these gains will not have any impact on the funds' capital gain distributions. These transactions were completed pursuant to procedures adopted by the Board of Trustees.

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           89

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

JULY 31, 2001

12. SHARES ISSUED AND REDEEMED (000):

Transactions in Fund Shares were as follows:

                                               GROWTH                VALUE MOMENTUM
                                                FUND                      FUND
                                       ------------------------   -----------------------
                                         08/01/00     08/01/99      08/01/00   08/01/99
                                        TO 07/31/01 TO 07/31/00   TO 07/31/01 TO 07/31/00
                                       ------------------------   -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets .....................       --          --            --          --
    Issued ............................    9,965      10,261         2,865       4,556
    Issued in Lieu of Cash Distributions   5,760       3,578         1,329       1,237
    Redeemed ..........................  (22,306)*   (15,216)       (7,624)*   (13,026)
                                         -------     -------        ------     -------
Total Fiduciary Share Transactions        (6,581)     (1,377)       (3,430)     (7,233)
                                         -------     -------        ------     -------
  Class I Shares: (2)
    Issued ............................       --          --           234       4,452
    Issued in Lieu of Cash Distributions      --          --           282         235
    Redeemed ..........................       --          --        (4,659)*      (544)
                                         -------     -------        ------     -------
      Total Class I Share Transactions        --          --        (4,143)      4,143
                                         -------     -------        ------     -------
  Class A Shares:
    Issued ............................   15,233      23,798         4,923       6,535
    Issued in Lieu of Cash Distributions     351         155            77          65
    Redeemed ..........................  (15,696)    (22,368)       (4,833)     (6,428)
                                         -------     -------        ------     -------
      Total Class A Share Transactions      (112)      1,585           167         172
                                         -------     -------        ------     -------
  Class B Shares:
    Issued ...........................       431         807           137         138
    Issued in Lieu of Cash Distribution      242          75            19          12
    Redeemed .........................      (287)       (152)          (60)        (83)
                                         -------     -------        ------     -------
      Total Class B Share Transactions       386         730            96          67
                                         -------     -------        ------     -------
  Class C Shares:
    Issued ............................       51          46            24          21
    Issued in Lieu of Cash Distributions      13          --             1          --
    Redeemed ..........................      (11)         (1)           (6)         (1)
                                         -------     -------        ------     -------
      Total Class C Share Transactions        53          45            19          20
                                         -------     -------        ------     -------
    Net Increase (Decrease)
      in Share Transactions ...........   (6,254)        983        (7,291)     (2,831)
                                         =======     =======        ======     =======

                                        CALIFORNIA INTERMEDIATE
                                             TAX-FREE BOND                   BOND
                                                FUND                         FUND
                                       -------------------------   -----------------------
                                          08/01/00    08/01/99     08/01/00     08/01/99
                                         TO 07/31/01 TO 07/31/00   TO 07/31/01 TO 07/31/00
                                       -------------------------   -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets .....................       --          --              --       313
    Issued from the reorganization
      of the Intermediate-Term
      Bond Fund .......................       --          --          20,617        --
    Issued ............................    1,477       1,951          12,111     8,885
    Issued in Lieu of Cash
    Distributions .....................       26          40           1,487     1,210
    Redeemed ..........................   (3,477)     (3,041)        (18,604)   (9,243)
                                         -------     -------          ------    ------
      Total Fiduciary Share
        Transactions ..................   (1,974)     (1,050)         15,611     1,165
                                         -------     -------          ------    ------
  Class A Shares:
    Issued from the reorganization
      of the Intermediate-Term Bond
      Fund ............................       --          --             440        --
    Issued ............................      4,760       2,710           1,267     548
    Issued in Lieu of Cash
    Distributions .....................      160          83              54        19
    Redeemed ..........................   (1,374)     (1,436)           (949)     (215)
                                         -------     -------          ------    ------
      Total Class A Share
        Transactions ..................    3,546       1,357             812       352
                                         -------     -------          ------    ------
  Class B Shares:
    Issued ............................      313          52             213        --
    Issued in Lieu of Cash
    Distributions .....................        3          --               3        --
    Redeemed ..........................      (33)         (9)             (4)       --
                                         -------     -------          ------    ------
      Total Class B Share
        Transactions ..................      283          43             212        --
                                         -------     -------          ------    ------
  Class S Shares:
    Issued ............................       --          --              --        --
    Issued in Lieu of Cash
    Distributions .....................       --          --              --        --
    Redeemed ..........................       --          --              --        --
                                         -------     -------          ------    ------
     Total Class S Share Transactions .       --          --              --        --
                                         -------     -------          ------    ------
    Net Increase (Decrease) in
      Share Transactions ..............    1,855         350          16,635     1,517
                                         =======     =======          ======    ======

 *  INCLUDES REDEMPTION AS A RESULT OF THE REDEMPTION IN-KIND. (SEE NOTE 11.)
(1) COMMENCEMENT OF OPERATIONS.
(2) ASSETS OF CLASS I SHARES WERE FULLY LIQUIDATED ON DECEMBER 29, 2000.

--------------------------------------------------------------------------------
90                               1.800.433.6884

[GRAPHIC OMITTED]

                                                LARGE CAP VALUE                CORE EQUITY                 BALANCED
                                                     FUND                          FUND                     FUND
                                             -------------------------    -----------------------   -----------------------
                                              08/01/00  08/01/99         08/01/00   05/31/00(1)    08/01/00    08/01/99
                                             TO 07/31/01 TO 07/31/00    TO 07/31/01 TO 07/31/00   TO 07/31/01 TO 07/31/00
                                             --------------------------   -----------------------   -----------------------
Shares Issued and Redeemed:
    Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets                                  --         --                --        589           --         --
Issued .............................            2,131      6,393             9,951      2,960        2,854      3,939
Issued in Lieu of Cash Distributions            1,398      8,760                15         --        1,354      2,853
Redeemed ...........................           (9,884)   (27,009)           (1,832)       (44)      (6,835)    (7,495)
                                              -------    -------           -------    -------      -------    -------
Total Fiduciary Share Transactions             (6,355)   (11,856)            8,134      3,505       (2,627)      (703)
                                              -------    -------           -------    -------      -------    -------
  Class I Shares: (2)
    Issued                                         --         --                --         --           --         --
    Issued in Lieu of Cash Distribution            --         --                --         --           --         --
    Redeemed                                       --         --                --         --           --         --
                                              -------    -------           -------    -------      -------    -------
      Total Class I Share Transactions             --         --                --         --           --         --
                                              -------    -------           -------    -------      -------    -------
 Class A Shares:
Issued ...........................                306      4,728               334          3          423        121
Issued in Lieu of Cash Distributions              383        354                --         --           34         71
Redeemed .........................             (1,204)    (1,232)             (110)        --         (481)      (172)
                                              -------    -------           -------    -------      -------    -------
      Total Class A Share Transactions           (515)     3,850               224          3          (24)        20
                                              -------    -------           -------    -------      -------    -------
  Class B Shares:
    Issued ...........................             52         99               237          6          132        130
    Issued in Lieu of Cash Distribution            23         84                --          8           15         25
    Redeemed .........................            (62)      (131)              (22)        --          (72)       (66)
                                              -------    -------           -------    -------      -------    -------
      Total Class B Share Transactions             13         52               215         14           75         89
                                              -------    -------           -------    -------      -------    -------
  Class C Shares:
    Issued ............................            --          3                --         --            5          3
    Issued in Lieu of Cash Distribution            --         --                --         --           --         --
    Redeemed ..........................            (2)        --                --         --           (1)        --
                                              -------    -------           -------    -------      -------    -------
      Total Class C Share Transactions             (2)         3                --         --            4          3
                                              -------    -------           -------    -------      -------    -------
    Net Increase (Decrease)
      in Share Transactions ...........        (6,859)    (7,951)            8,573      3,522       (2,572)      (591)
                                              =======    =======           =======    =======      =======    =======

                                           100% U.S. TREASURY                                         DIVERSIFIED
                                              MONEY MARKET                U.S. GOVERNMENT            MONEY MARKET
                                                  FUND                   MONEY MARKET FUND               FUND
                                         ------------------------      ----------------------   -----------------------
                                           08/01/00    08/01/99         08/01/00    08/01/99     08/01/00    08/01/99
                                         TO 07/31/01  TO 07/31/00      TO 07/31/01 TO 07/31/00  TO 07/31/01 TO 07/31/00
                                         ------------------------      -----------------------  -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets ....................             --         --                --         --           --         --
    Issued from the reorganization
      of the Intermediate-Term
      Bond Fund ......................             --         --                --         --           --         --
    Issued ...........................      1,486,204  1,088,153         2,149,847  1,817,771    3,583,229  4,162,999
    Issued in Lieu of Cash
      Distributions ..................            788        932               467        478       15,942     13,843
    Redeemed .........................     (1,501,387)  (972,128)       (2,077,051)(1,839,487)  (3,269,944)(3,773,157)
                                           ---------- ----------         ---------  ---------   ---------- ----------
      Total Fiduciary Share
        Transactions .................        (14,395)   116,957            73,263    (21,238)     329,227    403,685
                                           ---------- ----------         ---------  ---------   ---------- ----------
  Class A Shares:
    Issued from the reorganization
      of the Intermediate-Term Bond
      Fund ...........................             --         --                --         --           --         --
    Issued ...........................        364,547    670,595           135,991    117,813    1,343,323  1,826,396
    Issued in Lieu of Cash
      Distributions ..................         11,895     20,981             2,288      3,461       39,844     41,471
    Redeemed .........................       (399,371)(1,393,158)         (139,367)  (244,081)  (1,145,739)(2,883,686)
                                           ---------- ----------         ---------  ---------   ---------- ----------
      Total Class A Share
        Transactions .................        (22,929)  (701,582)           (1,088)  (122,807)     237,428 (1,015,819)
                                           ---------- ----------          --------  ---------   ---------- ----------
  Class B Shares:
    Issued ...........................             --         --             1,029        421           --         --
    Issued in Lieu of Cash
      Distributions ..................             --         --                26         12           --         --
    Redeemed .........................             --         --              (483)      (259)          --         --
                                           ---------- ----------         ---------  ---------   ---------- ----------
      Total Class B Share
        Transactions .................             --         --               572        174           --         --
                                           ---------- ----------         ---------  ---------   ---------- ----------
  Class S Shares:
    Issued ...........................      2,300,582  2,263,949           477,944    575,464    2,951,950  3,534,606
    Issued in Lieu of Cash
      Distributions ..................         35,536     24,122             6,258      4,349       79,874     45,062
    Redeemed .........................     (2,219,193)(1,594,303)         (442,845)  (459,707)  (3,023,810)(2,004,033)
                                           ---------- ----------         ---------  ---------   ---------- ----------
     Total Class S Share Transactions         116,925    693,768            41,357    120,106        8,014  1,575,635
                                           ---------- ----------         ---------  ---------   ---------- ----------
    Net Increase (Decrease) in
      Share Transactions .............         79,601    109,143           114,104    (23,765)     574,669    963,501
                                           ========== ==========         =========  =========   ========== ==========

                                                 SMALL CAP VALUE         INTERNATIONAL EQUITY
                                                      FUND                       FUND
                                            -----------------------    --------------------------
                                             08/01/00    08/01/99        08/01/00    08/01/99
                                            TO 07/31/01 TO 07/31/00    TO 07/31/01  TO 07/31/00
                                            -----------------------    --------------------------
Shares Issued and Redeemed:
    Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets                                  --          --              --         --
Issued .............................            2,612       4,126           8,654      1,033
Issued in Lieu of Cash Distributions            1,205         375             233         21
Redeemed ...........................           (7,048)*    (1,025)         (7,904)      (999)
                                              -------     -------         -------    -------
Total Fiduciary Share Transactions             (3,231)      3,476             983         55
                                              -------     -------         -------    -------
  Class I Shares: (2)
    Issued                                         --          --              --         --
    Issued in Lieu of Cash Distribution            --          --              --         --
    Redeemed                                       --          --              --         --
                                              -------     -------         -------    -------
      Total Class I Share Transactions             --          --              --         --
                                              -------     -------         -------    -------
 Class A Shares:
Issued ...........................              4,613       5,825           4,786        728
Issued in Lieu of Cash Distributions               61          19               1         --
Redeemed .........................             (4,479)     (5,303)         (4,652)      (692)
                                              -------     -------         -------    -------
      Total Class A Share Transactions            195         541             135         36
                                              -------     -------         -------    -------
  Class B Shares:
    Issued ...........................            216         328              10         25
    Issued in Lieu of Cash Distribution            43          14               2         --
    Redeemed .........................            (69)        (89)             (5)        (3)
                                              -------     -------         -------    -------
      Total Class B Share Transactions            190         253               7         22
                                              -------     -------         -------    -------
  Class C Shares:
    Issued ...........................             30          27              --         --
    Issued in Lieu of Cash Distribution             5          --              --         --
    Redeemed .........................             (4)         --              --         --
                                              -------     -------         -------    -------
      Total Class C Share Transactions             31          27              --         --
                                              -------     -------         -------    -------
    Net Increase (Decrease)
      in Share Transactions ..........         (2,815)      4,297           1,125        113
                                              =======     =======         =======    =======


                                              CALIFORNIA TAX-FREE
                                                MONEY MARKET
                                                    FUND
                                           -----------------------
                                            08/01/00     08/01/99
                                           TO 07/31/01 TO 07/31/00
                                           -----------------------
Shares Issued and Redeemed:
  Fiduciary Shares:
    Proceeds in connection with the
      acquisition of Common Trust
      Fund Assets ....................             --          --
    Issued from the reorganization
      of the Intermediate-Term
      Bond Fund ......................             --          --
    Issued ...........................        519,068     777,875
    Issued in Lieu of Cash
      Distributions ..................              1           6
    Redeemed .........................       (474,620)   (744,458)
                                             --------    --------
      Total Fiduciary Share
      Transactions ...................         44,449      33,423
                                             --------    --------
  Class A Shares:
    Issued from the reorganization
      of the Intermediate-Term Bond
      Fund ...........................             --          --
    Issued ...........................        365,552     400,321
    Issued in Lieu of Cash
      Distributions ..................          6,243       7,598
    Redeemed .........................       (320,313)   (574,372)
                                             --------    --------
      Total Class A Share
      Transactions ...................         51,482    (166,453)
                                             --------    --------
  Class B Shares:
    Issued ...........................             --          --
    Issued in Lieu of Cash
      Distributions ..................             --          --
    Redeemed .........................             --          --
                                             --------    --------
      Total Class B Share
        Transactions .................             --          --
                                             --------    --------
  Class S Shares:
    Issued ...........................        528,579     461,164
    Issued in Lieu of Cash
      Distributions ..................          2,484       1,601
    Redeemed .........................       (496,969)   (374,667)
                                             --------    --------
     Total Class S Share Transactions          34,094      88,098
                                             --------    --------
    Net Increase (Decrease) in
      Share Transactions .............        130,025     (44,932)
                                             ========    ========

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           91

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]



INDEPENDENT AUDITORS' REPORT



THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
HIGHMARK FUNDS:

We have audited the accompanying statements of net assets of HighMark Funds (the "Funds"), including Growth Fund, Value Momentum Fund, Large Cap Value Fund (formerly, Income Equity Fund), Core Equity Fund, Balanced Fund, International Equity Fund, California Intermediate Tax-Free Bond Fund, Bond Fund, 100% U.S. Treasury Money Market Fund, U.S. Government Money Market Fund, Diversified Money Market Fund, and California Tax-Free Money Market Fund, and the statement of assets and liabilities, including the schedule of investments, of Small Cap Value Fund as of July 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for the periods ended July 31, 2001 and July 31, 2000 and the financial highlights for the periods ended July 31, 2001, July 31, 2000, July 31, 1999, July 31, 1998 and July 31,
1997. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the fiscal period ended January 31, 1997 were audited by other auditors whose report, dated March 15, 1997, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2001, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of July 31, 2001, the results of their operations, the changes in their net assets and the financial highlights for the respective periods stated above, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
San Francisco, CA
September 14, 2001


--------------------------------------------------------------------------------
92                               1.800.433.6884

[GRAPHIC OMITTED]

SHAREHOLDER VOTING RESULTS (unaudited)


At a shareholder meeting held on February 28, 2001, the shareholders of the HighMark International Equity Fund were asked to approve a new Investment Sub-Advisory Agreement between HighMark Capital Management, Inc. ("HCM") and Deutsche Asset Management Investment Services Ltd. ("Deutsche") with respect to the International Equity Fund. The voting results were as follows:

                                % OF SHARES     % OF SHARES
                   SHARES           VOTED        OUTSTANDING
                ---------       ------------    -------------
FOR             2,985,664          99.95%          81.52%
AGAINST                 0           0.00%           0.00%
ABSTAIN             1,351           0.04%           0.03%


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           93

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]


NOTICE TO SHAREHOLDERS OF THE
HIGHMARK FUNDS (unaudited)


For shareholders that do not have a July 31, 2001 tax year end, this notice is for informational purposes only. For shareholders with a July 31, 2001 tax year end, please consult your tax adviser as to the pertinence of this notice. For the fiscal year ended July 31, 2001, each Portfolio is designating the following items with regard to distributions paid during the year.

                                              LONG TERM
                                             (20% RATE)      ORDINARY
                                            CAPITAL GAINS     INCOME        TAX EXEMPT                 QUALIFYING    FOREIGN
                                            DISTRIBUTIONS  DISTRIBUTION       INCOME                    DIVIDENDS     TAX
FUND                                         (TAX BASIS)    (TAX BASIS)    DISTRIBUTION      TOTAL         (1)     CREDIT (2)
---------------------------------------------------------------------------------------------------------------------------
Growth ....................................    100%             0%              0%           100%             0%         0%
Value Momentum ............................     88%            12%              0%           100%           100%         0%
Large Cap Value ...........................     79%            21%              0%           100%            98%         0%
Core Equity ...............................      1%            99%              0%           100%            95%         0%
Balanced ..................................     58%            42%              0%           100%            32%         0%
Small Cap Value ...........................     62%            38%              0%           100%            26%         0%
International Equity ......................     52%            48%              0%           100%             0%         3%
California Intermediate Tax-Free Bond (4) .      0%             0%            100%           100%             0%         0%
Bond ......................................      0%           100%              0%           100%             0%         0%
100% U.S. Treasury Money Market (3) .......      0%           100%              0%           100%             0%         0%
U.S. Government Money Market ..............      0%           100%              0%           100%             0%         0%
Diversified Money Market ..................      0%           100%              0%           100%             0%         0%
California Tax-Free Money Market (4) ......      0%             0%            100%           100%             0%         0%

--------------------------------------------------------------------------------

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
(2) THE FOREIGN TAX CREDIT IS BASED ON THE PERCENTAGE OF ORDINARY INCOME DISTRIBUTION OF EACH FUND.
(3) FOR RESIDENTS OF CALIFORNIA, CONNECTICUT AND NEW YORK: THE 100% U.S. TREASURY MONEY MARKET MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED DURING JULY 31, 2001. ALL INCOME EARNED BY 100% U.S. TREASURY MONEY MARKET IS DESIGNED TAX EXEMPT INCOME FOR STATE INCOME TAX PURPOSES.
(4) FOR RESIDENTS OF CALIFORNIA, THE CALIFORNIA INTERMEDIATE TAX-FREE BOND AND CALIFORNIA TAX-FREE MONEY MARKET MET THE QUARTERLY DIVERSIFICATION TEST FOR THE FISCAL YEAR ENDED JULY 31, 2001.

--------------------------------------------------------------------------------
94                               1.800.433.6884

[GRAPHIC OMITTED]

NOTES


--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           95

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAPHIC OMITTED]



HIGHMARK FUND INFORMATION



                                                FIDUCIARY SHARES INFORMATION

FUND                                                  CUSIP                            TICKER                       FUND #

Growth                                              431114818                           HMGRX                        492

Value Momentum                                      431114677                           HMVMX                        871

Large Cap Value                                     431114206                           HMIEX                        490

Core Equity                                         431112788                           HMCFX                       1627

Balanced                                            431114792                           HMBAX                        491

Small Cap Value                                     431112101                           HMSCX                        148

International Equity                                431114594                           HMIQX                        876

CA Intermediate Tax-FreeBond                        431114644                           HMITX                        847

Bond                                                431114305                           HMBDX                        489

100% U.S. Treasury Money Market                     431114503                           HMTXX                        486

U.S. Government Money Market                        431114701                           HMGXX                        485

Diversified Money Market                            431114883                           HMDXX                        484

CA Tax-Free Money Market                            431114842                           HMCXX                        487




                                                 RETAIL SHARES INFORMATION

Growth
     Class A Shares                                 431114768                           HMRGX                        481
     Class B Shares                                 431114511                           HMGBX                        455
     Class C Shares                                 431112879                           HGRCX                       1755

Value Momentum
     Class A Shares                                 431114628                           HMVLX                        870
     Class B Shares                                 431114529                           HVMBX                        456
     Class C Shares                                 431112812                           HVMCX                       1753

Large Cap Value
     Class A Shares                                 431114784                           HMERX                        479
     Class B Shares                                 431114537                           HIEBX                        457
     Class C Shares                                 431112861                           HIECX                       1754

Core Equity
     Class A Shares                                 431112770                           HCEAX                       1626
     Class B Shares                                 431112762                           HCEBX                       1628




--------------------------------------------------------------------------------
96                               1.800.433.6884

[GRAPHIC OMITTED]

                                           RETAIL SHARES INFORMATION (CONTINUED)

FUND                                                 CUSIP                             TICKER                      FUND #

Balanced
     Class A Shares                                 431114776                           HMBRX                        480
     Class B Shares                                 431114545                           HMBBX                        452
     Class C Shares                                 431112887                           HMBCX                       1760
Small Cap Value
     Class A Shares                                 431112200                           HASVX                         41
     Class B Shares                                 431112309                           HBSVX                        123
     Class C Shares                                 431112820                           HSVCX                       1756
International Equity
     Class A Shares                                 431112853                           HINAX                       1759
     Class B Shares                                 431112846                           HINBX                       1758
     Class C Shares                                 431112838                           HINCX                       1757
CA Intermediate Tax-FreeBond
     Class A Shares                                 431114578                           HMCIX                        846
     Class B Shares                                 431112796                           HCABX                       1761
Bond
     Class A Shares                                 431114743                           HMRBX                        478
     Class B Shares                                 431112747                           HBDBX                       1090
100% U.S. Treasury Money Market
     Class A Shares                                 431114404                           HMRXX                        475
     Class S Shares                                 431112606                           HUSXX                       1730
U.S. Government Money Market
     Class AShares                                  431114602                           HMUXX                        474
     Class B Shares                                 431114495                           HGBXX                        450
     Class S Shares                                 431112507                           HGSXX                       1729
Diversified Money Market
     Class A Shares                                 431114800                           HMVXX                        473
     Class S Shares                                 431112408                           HDSXX                       1728
CA Tax-Free Money Market
     Class A Shares                                 431114859                           HMAXX                        476
     Class S Shares                                 431112705                           HCSXX                       1727

--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           97

[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAND TETON PHOTO OMITTED.]

NOTES



--------------------------------------------------------------------------------
98                               1.800.433.6884

[GRAPHIC OMITTED]

                                                                           NOTES




--------------------------------------------------------------------------------
                              WWW.HIGHMARKFUNDS.COM                           99

[HIGHMARK FUNDS LOGO OMITTED]
HIGHMARK FUNDS

[GRAPHIC OMITTED]

SERVICE PROVIDERS &
BOARD OF TRUSTEES


INVESTMENT ADVISER
HighMark Capital Management, Inc.
475 Sansome Street
San Francisco, CA 94104


SUB-ADVISERS (International Equity Fund)
AXA Investment Managers GS Ltd.
60 Gracechurch Street
London
EC3V OHR
United Kingdom


Deutsche Asset Management
Investment Services Ltd.
1 Appold Street, Broadgate
London
EC2A 2UU
United Kingdom


CUSTODIAN
Union Bank of California, N.A.
475 Sansome Street
San Francisco, CA 94104


ADMINISTRATOR & DISTRIBUTOR
SEI Investments Mutual Funds Services
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456


LEGAL COUNSEL
Ropes & Gray
1301 K Street, N.W., Suite 800 East
Washington, D.C. 20005


AUDITORS
Deloitte & Touche LLP
50 Fremont Street
San Francisco, CA 94105-2230


BOARD OF TRUSTEES
Robert M. Whitler, Chairman
Frederick J. Long, Vice Chairman
Thomas L. Braje
David A. Goldfarb
Joseph C. Jaeger
Michael L. Noel

--------------------------------------------------------------------------------
100                              1.800.433.6884

                                 Thank you for
                                your investment.

[LOGO OF HIGHMARK FUNDS LOGO OMITTED.]
                                 HIGHMARK FUNDS


                                 -------------------------
                                  Mutual Funds:
                                  o are not FDIC insured
                                  o have no bank guarantee
                                  o may lose value
                                 -------------------------

To learn more about HighMark please call:

Investor Services Desk
1.800.433.6884



Investment Professional Support Desk
1.800.455.5609



visit us at
WWW.HIGHMARKFUNDS.COM



[LOGO OF HIGHMARK FUNDS OMITTED.]
HIGHMARK FUNDS

[GRAND TETON PHOTO OMITTED.]
HIGHMARK
WWW.HIGHMARKFUNDS.COM